As filed with the Securities and Exchange Commission on March 31, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21715

NEUBERGER BERMAN ALTERNATIVE FUNDS
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer and President
Neuberger Berman Alternative Funds
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington,

DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

January 31, 2014
Schedule of Investments Neuberger Berman Absolute Return Multi- Manager Fund (Unaudited)

Number of Shares		Value†

Long Positions (100.3%)

Common Stocks (52.5%)

Aerospace & Defense (0.8%)
375,700	Exelis, Inc.	$7,359,963	Ø

Air Freight & Logistics (0.1%)
76,213	Pacer International, Inc.	671,437	*Ø

Airlines (0.2%)
52,462	American Airlines Group, Inc.	1,760,100	*Ø
14,383	AMR Corp.	260,476	*fØ
4	United Continental Holdings, Inc.	184	*Ø
		2,020,760
Auto Components (0.2%)
14,300	Cooper Tire & Rubber Co.	334,620	±Ø
22,397	Visteon Corp.	1,814,381	*Ø
		2,149,001

Automobiles (0.5%)
3,245	Daimler AG	271,914	Ø
200,732	Fiat SpA	2,002,028	*Ø
45,115	General Motors Co.	1,627,749	*±Ø
27,506	Motors Liquidation Co. GUC Trust	848,560	*Ø
		4,750,251
Beverages (2.2%)
253,600	AMBEV SA	1,690,842	Ø
22,859	Anheuser-Busch InBev NV	2,190,467	Ø
19,700	Asahi Group Holdings Ltd.	542,391	Ø
127,033	Beam, Inc.	10,581,849	Ø
2,241,700	LT Group, Inc.	907,442	Ø
47,984	PepsiCo, Inc.	3,855,994	Ø
		19,768,985
Biotechnology (2.7%)
6,190	Acceleron Pharma, Inc.	286,906	*Ø
12,300	Aegerion Pharmaceuticals, Inc.	737,754	*Ø
8,830	Agios Pharmaceuticals, Inc.	233,553	*Ø
19,960	Alexion Pharmaceuticals, Inc.	3,168,251	*Ø
13,518	Algeta ASA	774,801	*Ø
14,185	Alkermes PLC	690,526	*Ø
577	Amgen, Inc.	68,634
22,770	Arrowhead Research Corp.	349,292	*Ø
9,187	Basilea Pharmaceutica	1,267,627	*Ø
3,090	Biogen Idec, Inc.	966,058	*
7,360	BioMarin Pharmaceutical, Inc.	506,957	*Ø
88,246	Cangene Corp.	285,474	*Ø
282	Celgene Corp.	42,844	*
12,740	Cepheid, Inc.	673,436	*Ø
74,270	ChemoCentryx, Inc.	461,217	*Ø
22,773	Cubist Pharmaceuticals, Inc.	1,664,478	*Ø
174,980	Dynavax Technologies Corp.	304,465	*Ø
7,407	Enanta Pharmaceuticals, Inc.	270,948	*Ø
34,654	Gilead Sciences, Inc.	2,794,845	*
1,992	Grifols SA ADR	78,903
1,026	Insmed, Inc.	20,951	*
880	Intercept Pharmaceuticals, Inc.	264,774	*Ø
1,060	InterMune, Inc.	14,151	*
43,370	Keryx Biopharmaceuticals, Inc.	667,031	*Ø
2,470	MacroGenics, Inc.	98,331	Ø
596	Medivation, Inc.	47,442	*
36,359	NPS Pharmaceuticals, Inc.	1,300,925	*Ø
23,820	Prothena Corp. PLC	736,991	*Ø
6,729	Puma Biotechnology, Inc.	795,435	*Ø
152,074	QLT, Inc.	1,040,186
36,406	Receptos, Inc.	1,450,779	*Ø
156	Regeneron Pharmaceuticals, Inc.	45,020	*
488	Retrophin, Inc.	5,163	*Ø
197,220	Rigel Pharmaceuticals, Inc.	597,577	*Ø
97,380	Swedish Orphan Biovitrum AB	1,110,341	*Ø
3,019	Theravance, Inc.	111,160	*Ø
24,000	Trius Therapeutics Inc.	3,120	*fØ
11,480	Ultragenyx Pharmaceutical, Inc.	485,030	*Ø
		24,421,376
Capital Markets (0.4%)
31,873	BGC Partners, Inc. Class A	204,943
16,650	Evercore Partners, Inc. Class A	929,736
13,556	Mediobanca SpA	124,599	*Ø
63,463	Morgan Stanley	1,872,793	Ø
13,371	SWS Group, Inc.	102,689	*Ø
6,246	Walter Investment Management Corp.	192,627	*Ø
		3,427,387
Chemicals (2.8%)
56,419	Air Products & Chemicals, Inc.	5,931,894	Ø
17,335	American Pacific Corp.	804,864	*Ø
33,935	Ashland, Inc.	3,149,507	Ø
240,000	AZ Electronic Materials SA	1,561,968	Ø
53,525	FMC Corp.	3,780,471	Ø
73,000	Huntsman Corp.	1,600,160	Ø
12,942	LyondellBasell Industries NV Class A	1,019,312	Ø
11,690	Monsanto Co.	1,245,569	Ø
134,387	Platform Specialty Products Corp.	1,873,355	*Ø
6,154	Rockwood Holdings, Inc.	421,734	Ø
1,200	The Sherwin-Williams Co.	219,912	Ø
25,397	WR Grace & Co.	2,395,445	*Ø
59,559	Yongye International, Inc.	391,303	*Ø
62,618	Zoltek Cos., Inc.	1,045,720	*Ø
		25,441,214
Commercial Banks (1.4%)
205,140	Aozora Bank Ltd.	590,302	Ø
34,001	CapitalSource, Inc.	466,834	Ø
804,000	China Construction Bank Corp. Class H	556,968	Ø
65,432	Chong Hing Bank Ltd.	261,726	Ø
1,192,000	Chongqing Rural Commercial Bank Class H	505,944	Ø
16,418	CIT Group, Inc.	764,258	Ø
29,406	Commerzbank AG	500,706	*Ø
80	ConnectOne Bancorp., Inc.	3,654	*Ø
10,226	East West Bancorp., Inc.	342,162	Ø
36,602	Erste Group Bank AG	1,333,105	Ø
2,649	Home Federal Bancorp., Inc.	38,410	Ø
151,400	Kasikornbank PCL	779,703	Ø
310,000	Mizuho Financial Group, Inc.	664,481	Ø
307,740	Piraeus Bank SA	718,035	*Ø
10,309	Sterling Financial Corp.	324,733	Ø
52,000	SunTrust Banks, Inc.	1,925,040	Ø
106,072	Synovus Financial Corp.	355,341
444,962	Turkiye Garanti Bankasi AS	1,173,128	Ø
22,145	Valley National Bancorp.	214,585
34,668	Virginia Commerce Bancorp., Inc.	563,702	*Ø
5,833	Washington Banking Co.	103,769	Ø
		12,186,586
Commercial Services & Supplies (0.5%)
59,237	Costa, Inc. Class A	1,273,003	*Ø
46,060	Iron Mountain, Inc.	1,216,445	Ø
53,825	Tyco International Ltd.	2,179,374	Ø
		4,668,822
Communications Equipment (0.7%)
13,882	Aastra Technologies Ltd.	532,969	Ø
10,000	Anaren, Inc.	279,500	*Ø
135,521	Juniper Networks, Inc.	3,606,214	*Ø
97,269	Nokia OYJ ADR	673,101	*Ø
111,212	Parkervision, Inc.	510,463	*Ø
49,000	Riverbed Technology, Inc.	966,280	*±
		6,568,527
Computers & Peripherals (0.6%)
4,462	Diebold, Inc.	149,878
45,632	EMC Corp.	1,106,120
2,869	QLogic Corp.	33,194	*
79,967	Quantum Corp.	99,959	*
37,147	Western Digital Corp.	3,200,957
42,318	Xyratex Ltd.	559,021	Ø
		5,149,129
Construction & Engineering (0.3%)
65,329	Foster Wheeler AG	1,958,563	*±Ø
36,219	KBR, Inc.	1,133,655	Ø
		3,092,218
Construction Materials (0.1%)
170,500	Anhui Conch Cement Co. Ltd. Class H	657,674	Ø
2,781	Martin Marietta Materials, Inc.	303,157
4,390	Texas Industries, Inc.	330,216	*Ø
		1,291,047
Containers & Packaging (0.3%)
502,959	Nampak Ltd.	1,570,233	Ø
324,300	Pact Group Holdings Ltd.	984,825	*Ø
		2,555,058
Diversified Consumer Services (0.4%)
161,800	Estacio Participacoes SA	1,254,440	Ø
3,046	H&R Block, Inc.	92,598	Ø
213,750	Regis Corp.	2,635,538	Ø
		3,982,576
Diversified Financial Services (0.4%)
5,677	Capmark Financial Group, Inc.	22,992	N
53,900	Citigroup, Inc.	2,556,477	Ø
24,870	GT Capital Holdings, Inc.	407,902	Ø
305,604	MPHB Capital Bhd	152,569	*Ø
		3,139,940
Diversified Telecommunication Services (0.7%)
61,132	Fairpoint Communications, Inc.	783,101	*Ø
29,197	Globalstar, Inc.	59,270	*
22,203	Intelsat SA	443,616	*Ø
35,000	Koninklijke KPN NV	130,898	*Ø
61,442	Oi SA ADR	105,066
1,942,385	Telecom Italia SpA	1,637,309	Ø
81,434	Vivendi SA	2,190,011	Ø
15,584	Ziggo NV	677,520	Ø
		6,026,791
Electric Utilities (0.3%)
10,158	HK Electric Investments and HK Electric Investments Ltd.	6,882	*Ø
25,583	Power Assets Holdings Ltd.	191,835
38,177	UNS Energy Corp.	2,286,039	Ø
		2,484,756
Electrical Equipment (0.4%)
38,540	Coleman Cable, Inc.	1,011,290	Ø
27,950	Eaton Corp. PLC	2,042,865	Ø
2,076	Schneider Electric SA	167,686	Ø
		3,221,841
Energy Equipment & Services (0.4%)
26,300	Cameron International Corp.	1,577,211	*
74,478	Noble Corp. PLC	2,311,052	Ø
12,082	Pacific Drilling SA	121,424	*
		4,009,687
Food & Staples Retailing (1.2%)
2,000	Arden Group, Inc. Class A	252,400	Ø
299,080	Rite Aid Corp.	1,659,894	*Ø
143,515	Safeway, Inc.	4,483,409	Ø
46,348	Shoppers Drug Mart Corp.	2,442,763	Ø
2,400	Spartan Stores, Inc.	54,216	Ø
46,100	Sysco Corp.	1,617,188	Ø
		10,509,870
Food Products (0.8%)
3,277	Campbell Soup Co.	135,045
3,000	Campofrio Food Group SA	28,120	*Ø
675	Canada Bread Co. Ltd.	42,364	Ø
15,000	GrainCorp. Ltd. Class A	99,767	Ø
45,390	Maple Leaf Foods, Inc.	641,879	Ø
62,448	Oceana Group Ltd.	469,842	Ø
106,040	Pinnacle Foods, Inc.	2,863,080
64,940	Unilever NV CVA	2,426,531	Ø
10,000	Warrnambool Cheese & Butter Factory Co. Holding Ltd.	82,527	Ø
13,751	WhiteWave Foods Co. Class A	332,912	*Ø
		7,122,067
Health Care Equipment & Supplies (2.1%)
97,033	Alere, Inc.	3,677,551	*Ø
12,710	Align Technology, Inc.	755,228	*Ø
57,300	Ansell Ltd.	961,301	Ø
7,127	ArthroCare Corp.	323,423	*Ø
5,380	Baxter International, Inc.	367,454
13,370	CareFusion Corp.	545,095	*Ø
12,290	CONMED Corp.	515,566	Ø
16,806	Covidien PLC	1,146,841	Ø
10,660	Cyberonics, Inc.	712,088	*Ø
53,627	Given Imaging Ltd.	1,606,129	*Ø
199	HeartWare International, Inc.	19,743	*
50,800	Hologic, Inc.	1,085,088	*Ø
29,504	ICU Medical, Inc.	1,903,303	*Ø
36,671	Medtronic, Inc.	2,074,112	Ø
26,070	Natus Medical, Inc.	674,952	*Ø
16,764	Teleflex, Inc.	1,569,781	Ø
8,630	The Cooper Cos., Inc.	1,072,536	Ø
1,167	Thoratec Corp.	40,775	*
1,510	Wright Medical Group, Inc.	45,919	*
		19,096,885
Health Care Providers & Services (1.7%)
1,493	Aetna, Inc.	102,017
2,349	Brookdale Senior Living, Inc.	64,504	*
638	Cardinal Health, Inc.	43,397
44,620	Catamaran Corp.	2,169,424	*Ø
822	Centene Corp.	49,813	*
965	Community Health Systems, Inc.	39,958	*
660	DaVita HealthCare Partners, Inc.	42,854	*
47,278	Express Scripts Holding Co.	3,531,194	*Ø
123,691	Extendicare, Inc.	792,955	Ø
34,298	HCA Holdings, Inc.	1,724,160	*Ø
252,857	Life Healthcare Group Holdings Ltd.	807,622	Ø
15,757	McKesson Corp.	2,748,178	Ø
875	Omnicare, Inc.	54,652
8,099	Rhoen Klinikum AG	238,834	Ø
16,180	Team Health Holdings, Inc.	698,329	*Ø
1,061	UnitedHealth Group, Inc.	76,689
25,880	Universal Health Services, Inc. Class B	2,122,678	Ø
		15,307,258
Health Care Technology (0.1%)
19,962	Cerner Corp.	1,135,638	*Ø
14,440	Merge Healthcare, Inc.	31,046	*
		1,166,684
Hotels, Restaurants & Leisure (1.5%)
59,992	Accor SA	2,863,043	Ø
35,966	Bob Evans Farms, Inc.	1,807,292	Ø
123,200	Burger King Worldwide, Inc.	2,998,688	Ø
30,826	CEC Entertainment, Inc.	1,663,371	Ø
2,550	Darden Restaurants, Inc.	126,072	Ø
1,300	Las Vegas Sands Corp.	99,476	±
21,641	McDonald's Corp.	2,037,933	Ø
32,020	Morgans Hotel Group Co.	248,475	*Ø
3,000	Orient-Express Hotels Ltd. Class A	42,480	*Ø
16,475	Pinnacle Entertainment, Inc.	359,979	*Ø
34,500	Six Flags Entertainment Corp.	1,238,205	Ø
		13,485,014
Household Durables (0.3%)
4,000	Blyth, Inc.	37,520	Ø
65,959	Lennar Corp. Class B	2,159,498	Ø
5,163	TRI Pointe Homes, Inc.	91,075	*
		2,288,093
Industrial Conglomerates (0.2%)
2,379,600	Alliance Global Group, Inc.	1,417,950	Ø

Insurance (1.3%)
17,998	Ambac Financial Group, Inc.	421,873	*
22,457	Fidelity National Financial, Inc. Class A	708,294	Ø
208,261	Hartford Financial Services Group, Inc.	6,924,678	Ø
315,470	MBIA, Inc.	3,451,242	*Ø
38,981	UNIQA Insurance Group AG	502,867
		12,008,954
Internet & Catalog Retail (0.2%)
17,333	Liberty Ventures Series A	2,010,628	*Ø

Internet Software & Services (0.7%)
37,900	Angie's List, Inc.	679,926	*
43,600	IAC/InterActiveCorp	3,053,744	Ø
101,726	Responsys, Inc.	2,747,619	*Ø
1,088	Trulia, Inc.	37,569	*Ø
		6,518,858
IT Services (0.4%)
22,747	Pactera Technology International Ltd. ADR	162,869	*Ø
86,250	Teradata Corp.	3,546,600	*Ø
4,906	Verifone Systems, Inc.	142,323	*
		3,851,792
Life Sciences Tools & Services (1.9%)
28,900	Agilent Technologies, Inc.	1,680,535	Ø
26,082	Furiex Pharmaceuticals, Inc.	1,209,161	*Ø
530	Gerresheimer AG	35,633	Ø
166,086	Life Technologies Corp.	12,634,162	*Ø
132,530	Nordion, Inc.	1,266,987	*Ø
61,211	Patheon, Inc.	564,540	*Ø
1,073	PerkinElmer, Inc.	46,783
		17,437,801
Machinery (0.6%)
32,245	Edwards Group Ltd.	32,890	*fNØ
23,939	Pentair Ltd.	1,779,386	Ø
44,403	Timken Co.	2,501,221
9,441	Titan International, Inc.	158,231
33,956	Xerium Technologies, Inc.	569,102	*Ø
		5,040,830
Media (5.4%)
14,032	Cablevision Systems Corp. Class A	225,073	Ø
164,400	CBS Corp. Class B	9,653,568	Ø
8,593	Charter Communications, Inc. Class A	1,177,241	*
18,284	Clear Channel Outdoor Holdings, Inc. Class A	172,784	Ø
22,609	Comcast Corp. Class A	1,183,581	Ø
26,789	DISH Network Corp. Class A	1,510,364	*Ø
56,626	Gray Television, Inc.	644,404	*Ø
94,500	Hakuhodo DY Holdings, Inc.	773,241	Ø
42,687	Journal Communications, Inc. Class A	340,215	*Ø
1,355	Liberty Global PLC Class A	108,305	*Ø
49,652	Liberty Global PLC Series C	3,938,893	*Ø
1,300	Liberty Media Corp. Class A	171,067	*Ø
32	LIN Media LLC Class A	791	*Ø
14,576	Loral Space & Communications, Inc.	1,083,726	*Ø
209,269	Mediaset SpA	1,066,307	*Ø
34,510	Modern Times Group AB Class B	1,558,149	Ø
261,783	News Corp. Class A	4,178,057	*Ø
116,450	News Corp. Class B	1,817,785	*Ø
4,586	Nexstar Broadcasting Group, Inc. Class A	220,357	Ø
14,383	Omnicom Group, Inc.	1,043,918	Ø
6,393	Sinclair Broadcast Group, Inc. Class A	200,868	Ø
539,032	Sirius XM Holdings, Inc.	1,929,735	*Ø
39,150	Time Warner Cable, Inc.	5,217,520	±
52,031	Tribune Co.	3,876,309	*
300,000	Tribune Co. Class 1C Litigation	750	*Ø
40,500	Valassis Communications, Inc.	1,377,000	±Ø
6,945	Viacom, Inc. Class A	572,129
26,850	Viacom, Inc. Class B	2,204,385	Ø
124,451	World Wrestling Entertainment, Inc. Class A	3,010,470
		49,256,992
Metals & Mining (0.8%)
3,000	AuRico Gold, Inc.	13,770	Ø
4,316	Barrick Gold Corp.	83,212
1,000	Chaparral Gold Corp.	359	*
91,361	Cliffs Natural Resources, Inc.	1,765,095	Ø
274,331	Gold Fields Ltd. ADR	954,672	Ø
13,854	Gold Reserve, Inc.	50,290	*
90,213	Osisko Mining Corp.	541,075	*Ø
178,192	SunCoke Energy, Inc.	3,952,299	*Ø
		7,360,772
Multiline Retail (0.3%)
36,533	Big Lots, Inc.	978,719	*Ø
1,769	Canadian Tire Corp. Ltd. Class A	151,002
17,773	Family Dollar Stores, Inc.	1,098,727	Ø
46,365	JC Penney Co., Inc.	274,481	*Ø
		2,502,929
Multi-Utilities (0.2%)
119,087	E.ON SE	2,163,452	Ø

Oil, Gas & Consumable Fuels (2.3%)
80,000	Alvopetro Energy Ltd.	79,012	*Ø
40,218	Anadarko Petroleum Corp.	3,245,191	Ø
20,106	Bellatrix Exploration Ltd.	144,059	*Ø
3,630	BP PLC ADR	170,211
217,270	Cameco Corp.	4,610,469	Ø
26,600	Cheniere Energy, Inc.	1,168,804	*±
17,250	Gulf Coast Ultra Deep Royalty Trust	43,470	*
70,165	Hess Corp.	5,296,756	Ø
1,008	LinnCo LLC	32,448	Ø
63,667	Occidental Petroleum Corp.	5,575,319	Ø
2,079	Royal Dutch Shell PLC ADR	143,659	Ø
11,940	Talisman Energy, Inc.	128,539	Ø
86,170	Z Energy Ltd.	254,321	Ø
		20,892,258
Paper & Forest Products (0.0%)
70,365	Ainsworth Lumber Co. Ltd.	255,241	*Ø

Personal Products (0.2%)
4,173	Atrium Innovations, Inc.	89,848	*Ø
13,422	Magic Holdings International Ltd.	10,700	Ø
14,770	Prestige Brands Holdings, Inc.	446,940	*Ø
21,600	The Estee Lauder Cos., Inc. Class A	1,484,784	Ø
		2,032,272
Pharmaceuticals (4.4%)
1,934	AbbVie, Inc.	95,211
9,488	Actavis PLC	1,793,042	*
40,020	Akorn, Inc.	908,454	*Ø
14,814	Allergan, Inc.	1,697,684	Ø
18,340	AstraZeneca PLC ADR	1,164,590	Ø
70,043	Auxilium Pharmaceuticals, Inc.	1,791,700	*Ø
8,480	Bayer AG	1,119,566	Ø
121,020	BioDelivery Sciences International, Inc.	950,007	*Ø
50,500	Bristol-Myers Squibb Co.	2,523,485	Ø
4,910	Cadence Pharmaceuticals, Inc.	53,912	*Ø
200	Cornerstone Therapeutics, Inc.	1,896	*Ø
174,116	DepoMed, Inc.	2,089,392	*Ø
690	Forest Laboratories, Inc.	45,747	*
21,000	Hi-Tech Pharmacal Co., Inc.	908,460	*Ø
143,500	Horizon Pharma, Inc.	1,414,910	*Ø
82,490	Impax Laboratories, Inc.	1,908,819	*Ø
141	Jazz Pharmaceuticals PLC	21,384	*
39,000	Johnson & Johnson	3,450,330	Ø
46,030	Lannett Co., Inc.	1,625,780	*Ø
1,873	Merck & Co., Inc.	99,213
36,954	Mylan, Inc.	1,678,081	*Ø
2,119	Nektar Therapeutics	28,818	*
506	Novartis AG	40,072	Ø
100	Omthera Pharmaceuticals, Inc.	–	*f
7,385	Paladin Labs, Inc.	822,213	*Ø
16,540	Perrigo Co. PLC	2,574,616	Ø
64,561	Pfizer, Inc.	1,962,654	Ø
1,733	Repros Therapeutics, Inc.	32,494	*
43,628	Roche Holding AG ADR	3,044,060	Ø
6,280	Salix Pharmaceuticals Ltd.	611,295	*Ø
500	Taro Pharmaceutical Industries Ltd.	50,980	*Ø
10,964	Teva Pharmaceutical Industries Ltd. ADR	489,323	Ø
163,302	Zoetis, Inc.	4,957,849	Ø
		39,956,037
Professional Services (0.5%)
25,125	The Dun & Bradstreet Corp.	2,763,750	Ø
17,300	Towers Watson & Co. Class A	2,022,716	Ø
		4,786,466
Real Estate Investment Trusts (2.6%)
17,156	BRE Properties, Inc.	1,013,920	Ø
171,988	Chatham Lodging Trust	3,596,269	Ø
632,329	Cole Real Estate Investment, Inc.	9,579,785	Ø
47,845	CommonWealth REIT	1,176,030
4,871	Mid-America Apartment Communities, Inc.	314,374	Ø
441,137	Newcastle Investment Corp.	2,399,785	Ø
95,431	NorthStar Realty Finance Corp.	1,392,338	Ø
807	Parkway Properties, Inc.	14,316	Ø
32,595	Ryman Hospitality Properties	1,348,129
31,682	Spirit Realty Capital, Inc.	335,829
75,817	Starwood Property Trust, Inc.	2,289,674	Ø
10,620	Strategic Hotels & Resorts, Inc.	98,872	*
		23,559,321
Real Estate Management & Development (0.3%)
52,023	Brookfield Office Properties, Inc.	971,269
67,000	Daiwa House Industry Co. Ltd.	1,287,932	Ø
1,764	Deutsche Wohnen AG	32,070	*Ø
39,662	DIC Asset AG	356,953
666,100	Pruksa Real Estate PCL	355,146	Ø
		3,003,370
Road & Rail (0.6%)
202,129	Hertz Global Holdings, Inc.	5,259,397	*Ø

Semiconductors & Semiconductor Equipment (0.6%)
37,441	ASM International NV	1,254,842
33,760	ATMI, Inc.	934,477	*Ø
2,828	Cabot Microelectronics Corp.	114,025	*
238,447	LSI Corp.	2,630,070	Ø
13,998	RDA Microelectronics, Inc. ADR	253,784
		5,187,198
Software (1.3%)
26,485	Accelrys, Inc.	333,181	*Ø
13,790	Citrix Systems, Inc.	745,625	*Ø
297,922	Compuware Corp.	3,020,929	Ø
35,976	Comverse, Inc.	1,296,575	*Ø
2,000	Ebix, Inc.	27,160	Ø
1,000	Giant Interactive Group, Inc. ADR	11,010	Ø
172,763	Nuance Communications, Inc.	2,648,457	*Ø
7,000	Unit4 NV	363,947	Ø
64,272	Verint Systems, Inc.	2,920,520	*Ø
11,474	Zynga, Inc. Class A	50,486	*
		11,417,890
Specialty Retail (0.5%)
5,541	Aeropostale, Inc.	39,064	*
4,770,000	Emperor Watch & Jewellery Ltd.	313,346	Ø
771	Jos A Bank Clothiers, Inc.	43,346	*Ø
17,197	New York & Co., Inc.	77,902	*
346,414	Office Depot, Inc.	1,693,965	*Ø
15,700	Sanrio Co. Ltd.	583,160	Ø
36,060	Vitamin Shoppe, Inc.	1,616,209	*
		4,366,992
Textiles, Apparel & Luxury Goods (1.0%)
39,800	Asics Corp.	696,120	Ø
18,875	PVH Corp.	2,281,421	Ø
63,882	The Jones Group, Inc.	942,260	Ø
217,600	Vera Bradley, Inc.	5,226,752	*
		9,146,553
Thrifts & Mortgage Finance (0.2%)
3,341	Aareal Bank AG	123,194	*Ø
7,649	Astoria Financial Corp.	101,273
6,786	Federal Home Loan Mortgage Corp.	20,494	*
43,286	Federal National Mortgage Association	135,485	*
77,607	Hudson City Bancorp., Inc.	701,567	Ø
15,676	Ocwen Financial Corp.	691,939	*Ø
12,625	Sterling Bancorp.	159,075	Ø
		1,933,027
Tobacco (0.2%)
54,857	Swedish Match AB	1,607,678	Ø

Trading Companies & Distributors (0.3%)
32,800	MSC Industrial Direct Co., Inc. Class A	2,755,856	Ø
Transportation Infrastructure (0.1%)
21,366	Macquarie Infrastructure Co., LLC	1,180,472	Ø

Wireless Telecommunication Services (1.3%)
10,600	KDDI Corp.	591,886	Ø
87,092	Leap Wireless International, Inc.	1,528,465	*Ø
10,950	Sprint Corp.	90,556	*
46,354	T-Mobile US, Inc.	1,417,042	*±
3,825	United States Cellular Corp.	169,409
218,633	Vodafone Group PLC ADR	8,102,539	Ø
		11,899,897
Total Common Stocks (Cost $465,988,557)		476,174,106

Preferred Stocks (0.5%)
Airlines (0.0%)
4,982	American Airlines Group, Inc., Ser. A, 6.25%	132,870	*Ø

Automobiles (0.2%)
6,245	Volkswagen AG, 3.56%	1,583,876	Ø

Commercial Banks (0.1%)
86,306	National Bank of Greece SA, Ser. A, 9.00%	1,281,644	*Ø

Consumer Finance (0.1%)
575	Ally Financial, Inc., Ser. G, 7.00%	556,510	ñ

Thrifts & Mortgage Finance (0.1%)
3,442	Astoria Financial Corp., Ser. C, 6.50%	77,961
7,199	Federal Home Loan Mortgage Corp., Ser. V, 5.57%	59,752	*Ø
102,997	Federal Home Loan Mortgage Corp., Ser. Z, 8.38%	1,032,030	*μ
40,270	Federal National Mortgage Association, Ser. S, 8.25%	384,578	*μ
26,071	Federal National Mortgage Association, Ser. T, 8.25%	286,781	*Ø
		1,841,102
Total Preferred Stocks (Cost $5,178,728)		5,396,002

Exchange Traded Funds (0.6%)
804	iShares DAX UCITS ETF (DE)	90,511
172,600	PowerShares DB U.S. Dollar Index Bullish Fund	3,767,858	*Ø
28,763	ProShares Short 20+ Year Treasury	889,064	*
4,384	SPDR Gold Shares	526,475	*Ø

Total Exchange Traded Funds (Cost $5,329,707)		5,273,908

Number of Rights

Rights (0.0%)
Biotechnology (0.0%)
5,000	Cubist Pharmaceuticals, Inc.	4,355	*

Health Care Providers & Services (0.0%)
340,591	Community Health Systems, Inc.	13,624	*

Total Rights (Cost $0)		17,979

Number of Warrants

Warrants (0.0%)
Machinery (0.0%)
24,518	Xerium Technologies, Inc.	6,620	*

Media (0.0%)		140,775	*
1,877	Tribune Co.

Total Warrants (Cost $98,459)		147,395

Principal Amount

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (0.0%)
$32,000	U.S. Treasury Bonds, 3.13%, due 2/15/43
	(Cost $32,102)	29,180	Ø

Mortgage-Backed Securities (2.4%)
Collateralized Mortgage Obligations (1.1%)
730,746	Banc of America Alternative Loan Trust, Ser. 2005-6, Class 2CB2, 6.00%, due 7/25/35	693,030
450,496	Bear Stearns Asset Backed Securities Trust, Ser. 2004-AC4, Class A1, 5.83%, due 8/25/34	463,824	a
368,083	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Ser. 2005-7, Class 1A4, 5.50%, due 10/25/35	370,623
773,901	Citicorp Mortgage Securities, Inc., Ser. 2006-3, Class 1A9, 5.75%, due 6/25/36	797,707
609,127	Citicorp Mortgage Securities, Inc., Ser. 2006-4, Class 1A2, 6.00%, due 8/25/36	631,346
234,908	Citicorp Mortgage Securities, Inc., Ser. 2007-8, Class 1A4, 6.00%, due 9/25/37	234,914
91,035	First Horizon Mortgage Pass-Through Trust, Ser. 2005-5, Class 1A3, 5.50%, due 10/25/35	91,000
659,927	GSR Mortgage Loan Trust, Ser. 2005-AR6, Class 3A2, 2.66%, due 9/25/35	621,794	μ
987,216	JP Morgan Alternative Loan Trust, Ser. 2006-S4, Class A6, 5.71%, due 12/25/36	946,398	a
362,082	JP Morgan Mortgage Trust, Ser. 2007-A1, Class 4A1, 2.74%, due 7/25/35	367,808	μ
423,513	JP Morgan Mortgage Trust, Ser. 2007-A1, Class 5A6, 2.71%, due 7/25/35	385,854	μ
174,854	MASTR Alternative Loans Trust, Ser. 2004-10, Class 4A1, 6.00%, due 9/25/19	181,088
269,181	PHH Mortgage Trust, Ser. 2008-CIM1, Class 21A2, 6.00%, due 5/25/38	277,714
424,876	RFMSI Trust, Ser. 2005-SA3, Class 1A, 2.85%, due 8/25/35	343,234	μ
344,075	Structured Asset Securities Corp. Trust, Ser. 2005-6, Class 2A1, 5.50%, due 5/25/35	355,499
252,344	WaMu Mortgage Pass-Through Certificates, Ser. 2004-S1, Class 1A11, 5.50%, due 3/25/34	266,057
442,571	Wells Fargo Mortgage Backed Securities Trust, Ser. 2005-AR9, Class 3A2, 2.65%, due 6/25/34	427,722	μ
395,932	Wells Fargo Mortgage Backed Securities Trust, Ser. 2006-13, Class A5, 6.00%, due 10/25/36	411,080
1,065,089	Wells Fargo Mortgage Backed Securities Trust, Ser. 2007-12, Class A6, 5.50%, due 9/25/37	1,105,211
829,275	Wells Fargo Mortgage Backed Securities Trust, Ser. 2007-14, Class 1A1, 6.00%, due 10/25/37	842,682
400,569	Wells Fargo Mortgage Backed Securities Trust, Ser. 2007-16, Class 1A7, 6.00%, due 12/28/37	414,108
		10,228,693
Commercial Mortgage-Backed (1.3%)
900,000	BAMLL Commercial Mortgage Securities Trust, Ser. 2013-DSNY, Class F, 3.66%, due 9/15/26	900,256	ñμ
700,000	Boca Hotel Portfolio Trust, Ser. 2013-BOCA, Class E, 3.91%, due 8/15/26	700,664	ñμ
454,987	COMM Mortgage Trust, Ser. 2006-FL12, Class F, 0.50%, due 12/15/20	439,778	ñμ
1,500,000	Credit Suisse Commercial Mortgage Trust Series, Ser. 2008-C1, Class AJ, 6.04%, due 2/15/41	1,518,279	ñμ
523,832	Credit Suisse First Boston Commercial Mortgage Trust, Ser. 2003-C3, Class H, 5.16%, due 5/15/38	516,774	ñμ
170,781	Credit Suisse Mortgage Capital Certificates, Ser. 2006-TF2A, Class KERE, 0.76%, due 9/15/21	166,755	ñμ
1,100,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser. 2006-CB15, Class AM, 5.86%, due 6/12/43	1,142,459	μ
500,000	LB-UBS Commercial Mortgage Trust, Ser. 2006-C4, Class AJ, 5.86%, due 6/15/38	529,639	μ
900,000	LB-UBS Commercial Mortgage Trust, Ser. 2007-C1, Class AJ, 5.48%, due 2/15/40	922,380	Ø
1,675,000	Morgan Stanley Capital I Trust, Ser. 2007-T25, Class AJ, 5.57%, due 11/12/49	1,697,643	μ
500,000	NorthStar, Ser. 2013-1A, Class B, 5.16%, due 8/25/29	496,719	ñØμ
475,000	UBS Commercial Mortgage Trust, Ser. 2007-FL1, Class F, 0.74%, due 7/15/24	427,500	ñμ
1,200,000	Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C30, Class AJ, 5.41%, due 12/15/43	1,170,306	μ
1,150,000	Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C31, Class AJ, 5.66%, due 4/17/47	1,157,513	μ
		11,786,665
Total Mortgage-Backed Securities (Cost $21,849,544)		22,015,358

Asset-Backed Securities (0.2%)
509,655	Countrywide Asset-Backed Certificates, Ser. 2005-7, Class AF4, 4.87%, due 10/25/35	514,366	μ
719,740	JP Morgan Mortgage Acquisition Corp., Ser. 2007-CH1, Class AF3, 5.32%, due 11/25/36	731,948	a
578,473	Structured Asset Securities Corp. Mortgage Loan Trust, Ser. 2005-4XS, Class 1A3, 5.00%, due 3/25/35	596,179	a
Total Asset-Backed Securities (Cost $1,841,642)		1,842,493

Corporate Debt Securities (2.1%)
Advertising (0.2%)
1,721,000	Affinion Group, Inc., 7.88%, due 12/15/18	1,527,388

Chemicals (0.0%)
373,000	Hexion US Finance Corp., 6.63%, due 4/15/20	386,988

Coal (0.1%)
832,000	Westmoreland Escrow Corp., 10.75%, due 2/1/18	900,640	ñ

Commercial Services & Supplies (0.0%)
36,000	Harland Clarke Holdings Corp., 9.50%, due 5/15/15	36,090

Communications Equipment (0.0%)
288,000	Avaya, Inc., 10.50%, due 3/1/21	266,400	ñ

Diversified Financial Services (0.0%)
216,000	Icahn Enterprises LP, 5.88%, due 2/1/22	214,110	ñ
1,000,000	Lehman Brothers Holdings, Inc., 6.88%, due 5/2/18	222,500	≠Ø
		436,610
Diversified Telecommunication Services (0.3%)
2,863,000	Intelsat Jackson Holdings SA, 5.50%, due 8/1/23	2,734,165	ñØ

Electric Utilities (0.3%)
288,000	Energy Future Intermediate Holding Co. LLC, 11.00%, due 10/1/21	318,240
2,278,000	Energy Future Intermediate Holding Co. LLC, 12.25%, due 3/1/22	2,639,632	ñØ
		2,957,872
Energy Equipment & Services (0.1%)
600,000	Pacific Drilling SA, 8.25%, due 2/23/15	628,500	Ø

Hotels, Restaurants & Leisure (0.6%)
1,170,000	Caesars Entertainment Operating Co., Inc., 11.25%, due 6/1/17	1,190,475	Ø
2,895,000	Caesars Entertainment Operating Co., Inc., 8.50%, due 2/15/20	2,735,775	Ø
753,000	Caesars Entertainment Resort Properties LLC, 8.00%, due 10/1/20	781,237	ñØ
288,000	Caesars Entertainment Resort Properties LLC, 11.00%, due 10/1/21	297,360	ñ
167,000	Mohegan Tribal Gaming Authority, 9.75%, due 9/1/21	182,448	ñØ
249,000	MTR Gaming Group, Inc., 11.50%, due 8/1/19	280,125	Ø
		5,467,420
Insurance (0.3%)
2,613,000	Ambac Assurance Corp., 5.10%, due 6/7/20	2,403,960	≠ñØ

Internet Software & Services (0.1%)
554,000	Ancestry.com, Inc., 9.63%, due 10/15/18	577,545	cñ

Media (0.0%)
69,000	Radio One, Inc., 9.25%, due 2/15/20	70,380	ñ

Wireless Telecommunication Services (0.1%)
1,119,000	NII International Telecom SCA, 7.88%, due 8/15/19	839,250	ñØ
84,000	Nortel Networks Ltd., 6.88%, due 9/1/23	42,420	≠N
		881,670
Total Corporate Debt Securities (Cost $19,232,322)		19,275,628

Convertible Corporate Debt Securities (0.1%)
Communications Equipment (0.1%)
$574,000	Nortel Networks Corp., 1.75%, due 4/15/12	569,695	≠Ø

(Cost $568,520)

Bank Loan Obligationsμ (9.7%)
Advertising (0.3%)
391,000	Extreme Reach, Inc., 1st Lien Term Loan, due 12/31/25	391,000	¢^^N
1,712,000	Extreme Reach, Inc., 2nd Lien Term Loan, due 12/31/25	1,686,320	¢^^N
1,000,000	VFH Parent LLC, 1st Lien Term Loan, 5.75%, due 11/5/19	1,008,750
		3,086,070
Aerospace & Defense (0.1%)
500,000	Consolidated Precision Products Corp., 2nd Lien Term Loan, 8.75%, due 4/21/23	506,250	Ø
330,000	TransDigm Group, Inc., 3.50%, due 2/14/17	332,062
		838,312
Building Products (0.1%)
500,000	Continental Building Products LLC, 8.75%, due 2/15/21	500,835
60,000	Quikrete Holdings, Inc., 2nd Lien Term Loan, 7.00%, due 3/19/21	61,550
600,000	Tomkins Air Distribution Technologies, 2nd Lien Term Loan, 9.25%, due 10/31/20	610,500	N
		1,172,885
Capital Markets (0.0%)
195,721	Walter Investment Management Corp., 1st Lien Term Loan, due 12/19/20	197,043	^^

Chemicals (0.1%)
1,204,480	Ascend Performance Materials LLC, Term Loan B, 6.75%, due 4/4/18	1,156,301
87,000	Royal Adhesives & Sealants LLC, 2nd Lien Term Loan, 9.75%, due 12/31/20	87,870	N
		1,244,171
Commercial Services & Supplies (1.1%)
1,788,000	Brickman Group Holdings, 2nd Lien Term Loan, due 12/17/21	1,821,525	¢^^
250,000	Eastman Kodak Co., 2nd Lien Term Loan, 10.75%, due 7/31/20	251,770
1,996,247	Eastman Kodak Co., Term Loan, 7.25%, due 7/31/19	2,002,495	¢^^
61,600	GCA Services Group, Inc., 2nd Lien Term Loan, 9.25%, due 12/31/19	62,370	Ø
473,000	Inmar, Inc., 1st Lien Term Loan, due 1/27/21	471,226	¢^^
315,000	Inmar, Inc., 2nd Lien Term Loan, due 1/27/22	315,000	¢^^
498,741	Insight Global, Inc., 5.50%, due 10/31/19	499,364
347,000	PHS Group PLC, 1st Lien Term Loan B, due 8/2/15	280,491	¢^^
347,000	PHS Group PLC, 1st Lien Term Loan C, due 7/4/16	282,226	¢^^
1,179,100	Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, 4.25%, due 6/7/18	1,187,212	¢^^
330,000	Sedgwick Claims Management Services, Inc., 2nd Lien Term Loan, 8.00%, due 12/7/18	335,362
208,107	Service Masters, Inc., 4.42%, due 1/31/17	207,890
1,496,250	TriNET HR Corp., 1st Lien Term Loan B2, 5.00%, due 8/30/19	1,507,472
500,000	TriNET HR Corp., 2nd Lien Term Loan, 8.75%, due 12/30/19	503,750	Ø
		9,728,153
Communications Equipment (0.2%)
2,097,680	Sorenson Communications, Inc., Term Loan, 9.50%, due 10/31/14	2,123,146	Ø

Computers & Peripherals (0.3%)
2,328,165	Dell, Inc., Term Loan B1, 4.50%, due 3/11/20	2,316,268	Ø

Diversified Financial Services (0.1%)
947,621	Duff & Phelps Corp., Term Loan B, 4.50%, due 4/23/20	949,203

Diversified Telecommunication Services (0.7%)
3,151,139	Fairpoint Communications, Inc., Term Loan B, 7.50%, due 2/14/19	3,258,814	¢^^
2,825,000	Global Telcom Link Corp., 2nd Lien Term Loan, 9.00%, due 5/21/20	2,719,062	¢^^
59,000	Securus Technologies Holdings, Inc., 2nd Lien Term Loan, 9.00%, due 4/2/21	59,000	N
		6,036,876
Electrical Components & Equipment (0.1%)
473,000	Southwire Co., 1st Lien Term Loan, due 2/11/21	473,591	^^

Electronic Equipment, Instruments & Components (0.1%)
986,920	Excelitas Technologies Corp., 1st Lien Term Loan, 6.00%, due 10/23/20	991,036

Energy Equipment & Services (0.2%)
25,789	Alinta Energy Holdings Pty. Ltd., due 12/31/20	25,950	^^Ø††
393,225	Alinta Energy Holdings Pty. Ltd., 6.37%, due 12/31/20	395,683
148,255	Stallion Oilfield Holdings, Inc., Term Loan, 8.00%, due 6/3/18	150,943
2,106,000	Texas Competitive Holdings LLC, Extended Term Loan, 4.74%, due 10/10/17	1,464,323	¢^^
		2,036,899
Environmental Control (0.0%)
241,000	WTG Holdings I Corp., 2nd Lien Term Loan, 8.50%, due 12/10/21	242,807

Food Products (0.5%)
65,000	CTI Foods Holding Co., LLC, 2nd Lien Term Loan, 8.25%, due 6/30/19	66,300	N
1,917,000	Del Monte Corp., 2nd Lien Term Loan, due 7/26/21	1,938,566	¢^^
1,900,000	Ferrara Pan Candy Co., Inc., 7.50%, due 6/8/17	1,814,500
253,725	H.J. Heinz Holding Corp., 3.25%, due 6/7/19	255,486
497,500	Performance Food Group, Inc., 2nd Lien Term Loan, 6.25%, due 10/29/19	504,963	N
		4,579,815
Health Care Equipment & Supplies (0.2%)
279,000	Alere, Inc., due 6/30/17	280,744	^^
1,093,000	Carestream Health, Inc., 2nd Lien Term Loan, 9.50%, due 12/5/19	1,112,127
		1,392,871
Health Care Providers & Services (0.3%)
343,000	Davita Healthcare Partners, Inc., Term Loan B, due 10/20/16	344,715	^^
181,282	Genesis HealthCare LLC, Term Loan, 10.00%, due 10/2/17	185,361
2,500,000	Gentiva Health Services, Inc., Term Loan B, 6.50%, due 10/16/19	2,506,250	NØ
		3,036,326
Health Care Technology (0.1%)
104,464	The TriZetto Group Inc., 4.75%, due 4/26/18	103,811	Ø
500,000	The TriZetto Group Inc., 2nd Lien Term Loan, 8.50%, due 3/27/19	490,000	N
		593,811
Hotels, Restaurants & Leisure (1.2%)
498,750	Bally Technologies, Inc., 1st Lien Term Loan B, 4.25%, due 8/21/20	502,336	Ø
1,890,000	Caesars Entertainment Corp., 1st Lien Term Loan, 7.00%, due 10/9/20	1,911,036	¢^^Ø
997,487	Centaur Acquisition LLC, 1st Lien Term Loan, 5.25%, due 2/20/19	1,006,524
106,171	Harrah's Entertainment, Inc., Term Loan B4, 9.50%, due 10/31/16	107,244
4,000,000	Harrah's Entertainment, Inc., Term Loan B5, 4.89%, due 1/28/18	3,800,000
1,100,000	Harrah's Entertainment, Inc., Term Loan B6, 5.49%, due 1/28/18	1,056,913
592,105	Hilton Hotels Holdings Corp., Term Loan B2, 4.00%, due 9/23/20	595,522	Ø
1,480,000	Mohegan Tribal Gaming Authority, 1st Lien Term Loan B, 5.50%, due 11/19/19	1,503,517	¢^^
		10,483,092
Independent Power Producers & Energy Traders (0.2%)
1,000,000	Calpine Corp., Term Loan, 4.00%, due 10/30/20	1,003,740
688,266	NRG Energy, Inc., 2.75%, due 7/1/18	685,527
390,000	NRG Energy, Inc., due 8/17/19	391,950	^^
		2,081,217
Insurance (0.1%)
1,000,000	Cunningham Lindsey U.S., Inc., 2nd Initial Loan, 9.25%, due 6/10/20	995,000

Internet Software & Services (0.4%)
1,166,641	Manwin Licensing International, 1st Lien Term Loan, 14.00%, due 10/4/18	1,239,556	NØ
875,000	Travelport Ltd., 9.50%, due 1/31/16	903,070	^^Ø
1,500,000	Travelport Ltd., due 6/26/19	1,533,120	^^
		3,675,746
IT Services (0.1%)
498,230	Virtu Financial LLC, Term Loan, 5.75%, due 7/1/16	502,590

Media (0.7%)
62,000	Advanstar, Inc., 2nd Lien Term Loan, 9.50%, due 5/14/20	62,217
475,000	Clear Channel Capital I LLC, 6.91%, due 1/30/19	460,650	¢^^
157,000	Ion Media Networks, Inc., 1st Lien Term Loan, 5.00%, due 12/17/20	158,473
228,271	Lee Enterprises, Inc., 7.50%, due 12/31/15	227,862
997,500	Penton Media, Inc., 1st Lien Term Loan, 5.50%, due 10/3/19	1,004,153
136,000	Penton Media, Inc., 2nd Lien Term Loan, 9.00%, due 10/1/20	136,227	Ø
1,997,494	Rentpath, Inc., Term Loan, 6.25%, due 5/29/20	1,942,563	¢^^
2,248,125	Springer Science+Business Media, Term Loan B2, 5.00%, due 7/23/20	2,260,063	¢^^Ø
		6,252,208
Metal Fabricate/Hardware (0.0%)
192,000	Crosby Worldwide Ltd., 2nd Lien Term Loan, 7.00%, due 11/7/21	194,559

Metals & Mining (0.1%)
498,750	Fairmount Minerals Ltd., Term Loan B, 5.00%, due 9/3/19	503,987
204,000	Tube City IMS LLC, Term Loan B, 4.50%, due 10/2/20	206,423	Ø
		710,410
Miscellaneous Manufacturing (0.0%)
259,000	Filtration Group, Inc., 2nd Lien Term Loan, 8.25%, due 11/15/21	265,475

Oil & Gas Services (0.4%)
1,901,422	Brand Energy, Inc., 1st Lien Term Loan B, 4.75%, due 11/20/20	1,908,210	¢^^
1,496,241	Matrix Service Co., 1st Lien Term Loan, 4.00%, due 5/15/20	1,506,221
		3,414,431
Oil, Gas & Consumable Fuels (0.2%)
200,463	Bowie Resources LLC, 1st Lien Term Loan, 6.75%, due 8/7/20	202,467	N
45,000	Bowie Resources LLC, 2nd Lien Term Loan, 11.75%, due 12/31/20	44,775	N
300,000	NFR Energy LLC, 2nd Lien Term Loan, 8.75%, due 12/31/18	303,750
552,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.25%, due 11/15/20	545,790	¢^^
458,000	Samson Investment Co., due 9/25/18	461,724	^^
250,000	Samson Resources Co., due 9/25/18	252,032	¢^^
		1,810,538
Packaging & Containers (0.0%)
390,000	Beverage Packaging Holdings SA, due 12/1/18	394,290	¢^^

Personal Products (0.1%)
473,000	Atrium Innovations, Inc., 1st Lien Term Loan, due 1/29/21	476,548	^^N

Pharmaceuticals (0.2%)
237,000	Chiron Corp. Ltd., due 5/4/18	238,659	^^
260,000	PharMEDium Healthcare Corp., 2nd Lien Term Loan, due 1/21/22	264,875	¢^^
498,750	PRA Holdings, Inc., Term Loan, 5.00%, due 12/31/20	500,117	Ø
496,000	Valeant Pharmaceuticals International, Inc., 3.75%, due 2/13/19	499,452
		1,503,103
Retail (0.0%)
205,000	BJ's Wholesale Club, Inc., 2nd Lien Term Loan, 8.50%, due 3/31/20	210,724
Software (1.5%)
315,000	Ascend Learning LLC, 1st Lien Term Loan, due 7/26/19	315,394	¢^^
994,909	Ascend Learning LLC, Term Loan B, 7.00%, due 12/31/20	994,491
513,556	Avaya Holdings Corp., 4.74%, due 10/26/17	501,518	Ø
197,000	Mitchell International, Inc., 2nd Lien Term Loan, 8.50%, due 10/1/21	200,776	Ø
2,668,000	Mitchell International, Inc., Term Loan B1, 4.50%, due 10/1/20	2,693,559	¢^^Ø
2,500,000	Novell, Inc., 11.00%, due 10/31/18	2,487,500	¢^^N
637,000	P2 Energy Solutions, Inc., 1st Lien Term Loan, 5.00%, due 10/22/20	641,778	N
605,000	P2 Energy Solutions, Inc., 2nd Lien Term Loan, 9.00%, due 4/30/21	615,588
959,184	Progressive Solutions, Inc., 1st Lien Term Loan, 5.50%, due 10/16/20	963,980
1,496,250	Renaissance Learning, Inc., 1st Lien Term Loan, 5.00%, due 10/16/20	1,502,804	Ø
1,000,000	Renaissance Learning, Inc., 2nd Lien Term Loan, 8.75%, due 4/16/19	1,007,500	Ø
148,240	RP Crown Parent, LLC, due 12/21/18	149,630	^^
312,000	RP Crown Parent, LLC, due 12/21/19	319,020	^^
71,000	Sophos, Inc., 1st Lien Term Loan, due 1/27/21	71,266	¢^^
592,353	StoneRiver Holdings, Inc., 2nd Lien Term Loan, 8.50%, due 5/14/20	596,796
54,000	Websense, Inc., 2nd Lien Term Loan, 8.25%, due 12/18/20	53,932
		13,115,532
Trading Companies & Distributors (0.0%)
349,000	HD Supply, Inc., 1st Lien Term Loan, due 10/12/17	350,305	^^

Transportation Infrastructure (0.0%)
128,038	Livingston International, Inc., 2nd Lien Term Loan, 9.00%, due 3/27/20	130,279

Total Bank Loan Obligations (Cost $87,002,161)		87,605,330

Number of Contracts

Purchased Options (0.4%)

Call Options (0.0%)
219	Accelrys, Inc., Call, Jul 2014 @ 12.5	2,190
17	ARIAD Pharmaceuticals, Inc., Call, Mar 2014 @ 11	595
14	Brown-Forman Corp., Call, Mar 2014 @ 75	5,600
14	Cablevision Systems Corp., Call, Mar 2014 @ 20	70
13	Caterpillar, Inc., Call, Feb 2014 @ 97.5	1,014
266	Cheniere Energy, Inc., Call, Mar 2014 @ 40	34,314	±
101	JetBlue Airways Corp., Call, Mar 2014 @ 10	1,616
13	S&P 500 Index, Call, Mar 2014 @ 1830	20,345	±
49	SPDR S&P 500 ETF Trust, Call, Feb 2014 @ 183	3,430
88	Sprint Corp., Call, Feb 2014 @ 10	792
44	Time Warner Cable, Inc., Call, Apr 2014 @ 145	3,740
		73,706
Put Options (0.4%)
55	Aeropostale, Inc., Put, Apr 2014 @ 8	8,470
26	Beam, Inc., Put, Mar 2014 @ 80	390
366	Big Lots, Inc., Put, Apr 2014 @ 27.5	78,690
22	CIT Group, Inc., Put, Feb 2014 @ 50	7,370
22	CommonWealth REIT, Put, Apr 2014 @ 22.5	1,320
132	Compuware Corp., Put, Mar 2014 @ 10	4,620
223	Foster Wheeler AG, Put, May 2014 @ 30	23,638	±
32	iShares iBoxx $ High Yield Corporate Bond ETF, Put, Mar 2014 @ 91	2,432
37	iShares iBoxx $ High Yield Corporate Bond ETF, Put, Mar 2014 @ 92	3,330
24	iShares Russell 2000 ETF, Put, Feb 2014 @ 116	10,560	±
61	iShares Russell 2000 ETF, Put, Mar 2014 @ 107	10,309	±
9	iShares Russell 2000 ETF, Put, Mar 2014 @ 114	3,699	±
20	iShares Russell 2000 ETF, Put, Mar 2014 @ 115	9,340	±
284	iShares Russell 2000 ETF, Put, Jun 2014 @ 96	45,440	±
550	iShares Russell 2000 ETF, Put, Sep 2014 @ 106	295,350	±
11	Jos A Bank Clothiers, Inc., Put, Feb 2014 @ 50	110
362	KBR, Inc., Put, Mar 2014 @ 30	36,924
158	Leap Wireless International, Inc., Put, Apr 2014 @ 13	3,950
13	Liberty Media Corp., Put, Mar 2014 @ 130	4,550
291	Nokia OYJ, Put, Apr 2014 @ 6	4,947	±
110	Responsys, Inc., Put, Apr 2014 @ 25	550
5	Russell 2000 Index, Put, Feb 2014 @ 1130	10,905
4	SPDR S&P 500 ETF Trust, Put, Feb 2014 @ 181	1,680	±
9	SPDR S&P 500 ETF Trust, Put, Feb 2014 @ 184	5,580	±
14	SPDR S&P 500 ETF Trust, Put, Feb 2014 @ 185	9,968	±
56	SPDR S&P 500 ETF Trust, Put, Mar 2014 @ 167	8,176	±
2,000	SPDR S&P 500 ETF Trust, Put, Mar 2014 @ 171	410,000	±
44	SPDR S&P 500 ETF Trust, Put, Mar 2014 @ 183	30,580	±
9	SPDR S&P 500 ETF Trust, Put, Mar 2014 @ 185	7,227	±
4,000	SPDR S&P 500 ETF Trust, Put, Apr 2014 @ 180	2,452,000	±
219	Sprint Corp., Put, Mar 2014 @ 8	10,512
33	Time Warner Cable, Inc., Put, Feb 2014 @ 130	3,960	±
44	T-Mobile US, Inc., Put, Feb 2014 @ 32	11,440	±
70	Vodafone Group PLC, Put, Feb 2014 @ 38	8,260
112	Weight Watchers International, Inc., Put, Jul 2014 @ 27.5	45,920
		3,572,197

Total Purchased Options (Cost $3,201,612)		3,645,903

Number of Shares

Short-Term Investment (31.8%)

Money Market Fund (31.8%)
288,297,809	Dreyfus Treasury Prime Cash Management (Cost $288,297,805)	288,297,805	Ø

Total Long Positions (100.3%) (Cost $898,621,159)
		910,290,782	##
Cash, receivables and other assets, less liabilities (22.7%)
		206,245,272	±Ø†††
Short Positions (see summary below) ((23.0)%)
		(208,752,531)
Total Net Assets (100.0%)
		907,783,523
Short Positions ((23.0)%)

Common Stocks Sold Short (12.9%)£ØØ

Aerospace & Defense (0.2%)
(36,350)	AAR Corp.	(968,727)
(6,250)	Rockwell Collins, Inc.	(472,250)
(6,010)	The Boeing Co.	(752,813)
		(2,193,790)
Air Freight & Logistics (0.1%)
(13,400)	Expeditors International of Washington, Inc.	(547,524)
(1,229)	XPO Logistics, Inc.	(30,627)	*
		(578,151)
Airlines (0.0%)
(4,390)	American Airlines Group, Inc.	(147,285)	*
(4)	United Continental Holdings, Inc.	(183)	*
		(147,468)
Auto Components (0.1%)
(27,735)	Nokian Renkaat OYJ	(1,170,814)

Automobiles (0.2%)
(81,510)	Fiat SpA	(812,951)	*
(19,400)	General Motors Co.	(699,952)	*
		(1,512,903)
Beverages (0.2%)
(1,177)	Brown-Forman Corp. Class B	(90,629)
(49,917)	The Coca-Cola Co.	(1,887,861)
		(1,978,490)
Biotechnology (0.6%)
(1,670)	Acorda Therapeutics, Inc.	(49,014)	*
(13,700)	Agios Pharmaceuticals, Inc.	(362,365)	*
(11,606)	Amgen, Inc.	(1,380,534)
(980)	Anacor Pharmaceuticals, Inc.	(18,659)	*
(77,730)	Arena Pharmaceuticals, Inc.	(492,808)	*
(5,569)	Athersys, Inc.	(21,441)	*
(2,651)	BioCryst Pharmaceuticals, Inc.	(27,040)	*
(6,700)	Celgene Corp.	(1,017,931)	*
(795)	Cepheid, Inc.	(42,024)	*
(3,314)	Cytokinetics, Inc.	(25,684)	*
(10,100)	Foundation Medicine, Inc.	(302,394)	*
(37,730)	Galena Biopharma, Inc.	(198,837)	*
(4,243)	Immunomedics, Inc.	(20,579)	*
(17,000)	Isis Pharmaceuticals, Inc.	(868,020)	*
(2,122)	Merrimack Pharmaceuticals, Inc.	(11,141)	*
(2,557)	MiMedx Group, Inc.	(20,047)	*
(442)	Myriad Genetics, Inc.	(12,212)	*
(26,960)	Organovo Holdings, Inc.	(254,772)	*
(1,856)	Osiris Therapeutics, Inc.	(28,972)	*
(1,589)	Raptor Pharmaceutical Corp.	(24,709)	*
(1,988)	Sangamo Biosciences, Inc.	(38,448)	*
(1,061)	Tetraphase Pharmaceuticals, Inc.	(16,456)	*
(4,155)	ThromboGenics NV	(104,904)	*
(265)	United Therapeutics Corp.	(27,194)	*
		(5,366,185)
Capital Markets (0.3%)
(32,500)	Cohen & Steers, Inc.	(1,172,275)
(9,675)	Greenhill & Co., Inc.	(502,616)
(90,900)	Janus Capital Group, Inc.	(998,991)
		(2,673,882)
Chemicals (0.7%)
(18,100)	Axiall Corp.	(722,190)
(14,100)	Celanese Corp. Series A	(714,024)
(2,635)	Cytec Industries, Inc.	(237,071)
(11,400)	Eastman Chemical Co.	(888,744)
(9,506)	EI du Pont de Nemours & Co.	(579,961)
(20,300)	Koppers Holdings, Inc.	(801,850)
(3,162)	PPG Industries, Inc.	(576,622)
(8,200)	The Sherwin-Williams Co.	(1,502,732)
(1,938)	Westlake Chemical Corp.	(235,545)
		(6,258,739)
Commercial Banks (0.2%)
(817)	Cascade Bancorp.	(3,938)	*
(242)	Center Bancorp., Inc.	(4,295)
(10,227)	East West Bancorp., Inc.	(342,195)
(5,192)	Heritage Financial Corp.	(88,420)
(4,674)	M&T Bank Corp.	(521,198)
(9,647)	PacWest Bancorp.	(386,941)
(16,612)	Umpqua Holdings Corp.	(291,707)
(18,867)	United Bankshares, Inc.	(563,935)
		(2,202,629)
Communications Equipment (0.2%)
(9,563)	Alcatel-Lucent ADR	(37,774)	*
(19,800)	ARRIS Group, Inc.	(512,820)	*
(50,700)	BlackBerry Ltd.	(479,115)	*
(48,536)	Mitel Networks Corp.	(429,058)	*
		(1,458,767)
Computers & Peripherals (0.2%)
(719)	3D Systems Corp.	(55,888)	*
(397)	Apple, Inc.	(198,738)
(15,000)	Diebold, Inc.	(503,850)
(24,100)	NCR Corp.	(848,079)	*
		(1,606,555)
Construction & Engineering (0.3%)
(14,375)	FLSmidth & Co. A/S	(765,988)
(100,250)	Layne Christensen Co.	(1,700,240)	*
		(2,466,228)
Construction Materials (0.1%)
(3,073)	Martin Marietta Materials, Inc.	(334,988)
(3,973)	Texas Industries, Inc.	(298,849)	*
		(633,837)
Containers & Packaging (0.3%)
(15,700)	Aptargroup, Inc.	(1,001,660)
(25,250)	Bemis Co., Inc.	(972,377)
(18,300)	Sonoco Products Co.	(757,254)
		(2,731,291)
Diversified Consumer Services (0.0%)
(3,046)	H&R Block, Inc.	(92,598)

Diversified Telecommunication Services (0.6%)
(40,146)	AT&T, Inc.	(1,337,665)
(1,538,758)	Telecom Italia SpA	(1,712,141)
(103,176)	Telefonica Deutschland Holding AG	(822,954)
(34,311)	Verizon Communications, Inc.	(1,647,614)
		(5,520,374)
Electric Utilities (0.3%)
(38,236)	Fortum OYJ	(822,524)
(91,900)	Hokkaido Electric Power Co., Inc.	(972,339)	*
(77,600)	Hokuriku Electric Power Co.	(954,715)
		(2,749,578)
Food & Staples Retailing (0.2%)
(3,177)	George Weston Ltd.	(221,270)
(9,803)	Loblaw Cos. Ltd.	(378,653)
(13,700)	The Fresh Market, Inc.	(478,952)	*
(48,195)	The Spar Group Ltd.	(519,664)
(9,700)	Whole Foods Market, Inc.	(506,922)
		(2,105,461)
Food Products (0.1%)
(8,600)	Kellogg Co.	(498,628)
(13,751)	WhiteWave Foods Co. Class A	(332,912)	*
		(831,540)
Health Care Equipment & Supplies (0.5%)
(32,340)	Cynosure, Inc. Class A	(867,682)	*
(18,290)	Endologix, Inc.	(292,640)	*
(503)	Haemonetics Corp.	(19,059)	*
(35,140)	Hologic, Inc.	(750,590)	*
(1,517)	Invacare Corp.	(30,613)
(21,410)	Mazor Robotics Ltd. ADR	(536,321)	*
(6,800)	Neogen Corp.	(285,736)	*
(8,250)	ResMed, Inc.	(359,783)
(19,230)	Sirona Dental Systems, Inc.	(1,383,406)	*
		(4,525,830)
Health Care Providers & Services (0.4%)
(273)	Aetna, Inc.	(18,654)
(887)	Community Health Systems, Inc.	(36,731)	*
(19,420)	Fresenius Medical Care AG & Co. KGaA ADR	(685,332)
(345)	MEDNAX, Inc.	(19,196)	*
(7,810)	Quest Diagnostics, Inc.	(410,025)
(900)	Team Health Holdings, Inc.	(38,844)	*
(14,940)	UnitedHealth Group, Inc.	(1,079,863)
(12,530)	WellPoint, Inc.	(1,077,580)
		(3,366,225)
Health Care Technology (0.1%)
(19,690)	HMS Holdings Corp.	(453,461)	*
(18,070)	Vocera Communications, Inc.	(315,683)	*
		(769,144)
Hotels, Restaurants & Leisure (0.3%)
(870)	Hyatt Hotels Corp. Class A	(41,577)	*
(913)	Marriott International, Inc. Class A	(45,011)
(61,300)	Penn National Gaming, Inc.	(719,049)	*
(55,000)	Pinnacle Entertainment, Inc.	(1,201,750)	*
(57,000)	Scientific Games Corp. Class A	(802,560)	*
(576)	Starwood Hotels & Resorts Worldwide, Inc.	(43,033)
(607)	Wyndham Worldwide Corp.	(43,061)
		(2,896,041)
Household Durables (0.3%)
(65,959)	Lennar Corp. Class A	(2,648,913)

Household Products (0.1%)
(11,400)	The Clorox Co.	(1,006,278)

Insurance (0.5%)
(32,700)	Aspen Insurance Holdings Ltd.	(1,272,030)
(62,615)	Assured Guaranty Ltd.	(1,324,307)
(22,170)	Fidelity National Financial, Inc. Class A	(699,242)
(13,477)	MBIA, Inc.	(147,438)	*
(46,800)	Montpelier Re Holdings Ltd.	(1,304,316)
		(4,747,333)
Internet & Catalog Retail (0.0%)
(4,334)	TripAdvisor, Inc.	(334,541)	*

Internet Software & Services (0.2%)
(1,088)	Trulia, Inc.	(37,569)	*
(13,740)	Twitter, Inc.	(886,230)	*
(17,600)	Yahoo!, Inc.	(633,952)	*
		(1,557,751)
IT Services (0.2%)
(37,100)	CGI Group, Inc. Class A	(1,136,744)	*
(15,700)	Vantiv, Inc. Class A	(476,338)	*
		(1,613,082)
Life Sciences Tools & Services (0.1%)
(18,550)	Agilent Technologies, Inc.	(1,078,683)

Machinery (0.3%)
(14,430)	Deere & Co.	(1,240,403)
(31,480)	Kone OYJ Class B	(1,282,203)
		(2,522,606)
Media (0.6%)
(2,817)	Charter Communications, Inc. Class A	(385,929)	*
(7,496)	Liberty Global PLC Class A	(599,155)	*
(5,088)	Liberty Global PLC Series C	(403,631)	*
(1,298)	Liberty Media Corp. Class A	(170,804)	*
(10,000)	Scripps Networks Interactive, Inc. Class A	(725,200)
(4,833)	Sinclair Broadcast Group, Inc. Class A	(151,853)
(11,950)	Time Warner, Inc.	(750,818)
(49,300)	Twenty-First Century Fox, Inc. Class A	(1,568,726)
(6,987)	Viacom, Inc. Class B	(573,633)
		(5,329,749)
Metals & Mining (0.2%)
(8,912)	Goldcorp, Inc.	(221,820)
(28,200)	Materion Corp.	(749,274)
(313,000)	Nippon Steel & Sumitomo Metal Corp.	(965,009)
		(1,936,103)
Multiline Retail (0.2%)
(89,342)	JC Penney Co., Inc.	(528,905)	*
(19,800)	Kohl's Corp.	(1,002,474)
		(1,531,379)
Oil, Gas & Consumable Fuels (0.0%)
(722)	Apache Corp.	(57,948)
(21,063)	Bellatrix Exploration Ltd.	(150,916)	*
(909)	Noble Energy, Inc.	(56,658)
(1,517)	Peabody Energy Corp.	(25,865)
(2,039)	Royal Dutch Shell PLC ADR	(148,500)
		(439,887)
Pharmaceuticals (1.0%)
(2,785)	Ampio Pharmaceuticals, Inc.	(23,728)	*
(27,280)	Eisai Co. Ltd.	(1,052,805)
(14,710)	Eli Lilly & Co.	(794,487)
(12,060)	Endo Health Solutions, Inc.	(794,513)	*
(6,050)	Merck KGaA	(939,582)
(32,060)	Nektar Therapeutics	(436,016)	*
(16,620)	Novartis AG ADR	(1,314,143)
(28,390)	Novo Nordisk A/S ADR	(1,126,231)
(23,225)	Pacira Pharmaceuticals, Inc.	(1,591,609)	*
(6,380)	Perrigo Co. PLC	(993,111)
		(9,066,225)
Professional Services (0.1%)
(361)	SGS SA	(817,441)

Real Estate Investment Trusts (1.5%)
(830)	American Capital Agency Corp.	(17,389)
(560,226)	American Realty Capital Properties, Inc.	(7,753,528)
(16,540)	American Tower Corp.	(1,337,755)
(5,093)	Essex Property Trust, Inc.	(806,578)
(11,830)	Health Care REIT, Inc.	(685,194)
(16,582)	Host Hotels & Resorts, Inc.	(304,943)
(4,871)	Mid-America Apartment Communities, Inc.	(314,374)
(16,749)	National Retail Properties, Inc.	(556,067)
(807)	Parkway Properties, Inc.	(14,316)
(27,107)	Realty Income Corp.	(1,105,423)
(11,020)	Ventas, Inc.	(687,538)
		(13,583,105)
Semiconductors & Semiconductor Equipment (0.1%)
(19,200)	Micron Technology, Inc.	(442,368)	*

Software (0.1%)
(1,097)	Accelrys, Inc.	(13,800)	*
(7,210)	VMware, Inc. Class A	(649,910)	*
		(663,710)
Specialty Retail (0.6%)
(194,500)	bebe stores, Inc.	(966,665)
(46,840)	GNC Holdings, Inc. Class A	(2,393,992)
(12,700)	Lithia Motors, Inc. Class A	(714,883)
(45,100)	Sally Beauty Holdings, Inc.	(1,279,938)	*
(6,300)	The Home Depot, Inc.	(484,155)
(395)	Ulta Salon Cosmetics & Fragrance, Inc.	(33,856)	*
		(5,873,489)
Textiles, Apparel & Luxury Goods (0.3%)
(14,600)	Coach, Inc.	(699,194)
(12,500)	Michael Kors Holdings Ltd.	(999,125)	*
(1,370)	The Swatch Group AG	(816,726)
		(2,515,045)
Thrifts & Mortgage Finance (0.0%)
(6,312)	Sterling Bancorp.	(79,531)

Trading Companies & Distributors (0.2%)
(28,860)	Fastenal Co.	(1,267,820)
(10,430)	MSC Industrial Direct Co., Inc. Class A	(876,328)
		(2,144,148)
Transportation Infrastructure (0.0%)
(1,624)	Fraport AG Frankfurt Airport Services Worldwide	(120,181)

Wireless Telecommunication Services (0.1%)
(106,795)	NII Holdings, Inc.	(321,453)	*
(52,940)	Vodacom Group Ltd.	(559,249)
		(880,702)
Total Common Stocks Sold Short (Proceeds $(117,443,755))		(116,768,770)

Exchange Traded Funds Sold Short (9.5%)£ØØ
(10,980)	CurrencyShares Euro Trust	(1,463,524)	*
(109,268)	Energy Select Sector SPDR Fund	(9,110,766)
(1,517)	Financial Select Sector SPDR Fund	(31,948)
(4,787)	First Trust ISE-Revere Natural Gas Index Fund	(93,155)
(79,180)	Health Care Select Sector SPDR Fund	(4,430,913)
(32,099)	Industrial Select Sector SPDR Fund	(1,605,913)
(13,860)	iShares iBoxx $ High Yield Corporate Bond ETF	(1,292,445)
(10,154)	iShares MSCI Germany ETF	(302,894)
(13,200)	iShares MSCI Hong Kong ETF	(252,384)
(281,180)	iShares MSCI Japan ETF	(3,185,769)
(4,462)	iShares MSCI Malaysia ETF	(65,592)
(36,658)	iShares MSCI United Kingdom ETF	(729,861)
(24,800)	iShares Nasdaq Biotechnology ETF	(6,098,568)
(108,306)	iShares Russell 2000 Fund	(12,147,601)
(1,148)	iShares U.S. Home Construction ETF	(28,493)
(31,736)	iShares U.S. Real Estate ETF	(2,070,774)
(39,080)	Market Vectors Biotech ETF	(3,786,070)
(123,669)	Market Vectors Oil Service ETF	(5,624,466)
(7,195)	Market Vectors Semiconductor ETF	(296,218)
(28,655)	Materials Select Sector SPDR Fund	(1,261,966)
(16,011)	Nomura TOPIX Exchange Traded Fund	(194,790)
(2,237)	Powershares QQQ Trust Series 1	(192,986)
(3,739)	ProShares Short 20+ Year Treasury	(115,573)	*
(6,495)	SPDR Barclays High Yield Bond ETF	(264,931)
(149,018)	SPDR S&P 500 ETF Trust	(26,552,027)
(18,904)	SPDR S&P Biotech ETF	(2,839,570)
(5,985)	SPDR S&P MidCap 400 ETF Trust	(1,429,098)
(2,598)	SPDR S&P Oil & Gas Exploration & Production ETF	(170,949)
(7,267)	SPDR S&P Regional Banking ETF	(277,963)
(841)	SPDR S&P Retail ETF	(67,154)
(8,469)	Vanguard REIT ETF	(570,133)
(1,166)	WisdomTree Japan Hedged Equity Fund	(54,347)

Total Exchange Traded Funds Sold Short (Proceeds $(85,306,234))		(86,608,841)

Principal Amount

Corporate Debt Securities Sold Short (0.6%)£ØØ

Aerospace & Defense (0.0%)
(220,000)	TransDigm, Inc., 7.50%, due 7/15/21	(238,150)

Auto Parts & Equipment (0.0%)
(179,000)	Delphi Corp., 5.00%, due 2/15/23	(181,685)

Beverages (0.0%)
(238,000)	Constellation Brands, Inc., 4.25%, due 5/1/23	(224,910)

Chemicals (0.1%)
$(249,000)	Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.88%, due 2/1/18	(258,960)
(124,000)	Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.00%, due 11/15/20	(124,310)
		(383,270)
Diversified Consumer Services (0.0%)
(167,000)	ServiceMaster Co., 7.00%, due 8/15/20	(169,088)

Diversified Telecommunication Services (0.1%)
(59,000)	CenturyLink, Inc., Ser. V, 5.63%, due 4/1/20	(59,590)
(360,000)	Verizon Communications, Inc., 6.55%, due 9/15/43	(433,197)
		(492,787)
Food Products (0.0%)
(123,000)	HJ Heinz Finance Co., 7.13%, due 8/1/39	(126,690)	ñ

Health Care Equipment & Supplies (0.0%)
(139,000)	Alere, Inc., 8.63%, due 10/1/18	(149,425)
(139,000)	Alere, Inc., 6.50%, due 6/15/20	(142,822)
		(292,247)
Health Care Providers & Services (0.0%)
(279,000)	DaVita HealthCare Partners, Inc., 5.75%, due 8/15/22	(285,626)

Healthcare - Products (0.1%)
(296,000)	Kinetic Concepts, Inc. / KCI USA, Inc., 10.50%, due 11/1/18	(340,400)

Household Products (0.0%)
(123,000)	Reynolds Group Issuer, Inc., 9.00%, due 4/15/19	(131,149)
(92,000)	Reynolds Group Issuer, Inc., 9.88%, due 8/15/19	(101,660)
		(232,809)
Independent Power Producers & Energy Traders (0.1%)
(410,000)	NRG Energy, Inc., 7.88%, due 5/15/21	(447,925)

Media (0.0%)
(70,000)	Cumulus Media Holdings, Inc., 7.75%, due 5/1/19	(75,075)

Metals & Mining (0.0%)
(48,000)	Cliffs Natural Resources, Inc., 6.25%, due 10/1/40	(38,761)

Oil, Gas & Consumable Fuels (0.0%)
(237,000)	Samson Investment Co., 10.50%, due 2/15/20	(260,700)	ñ

Pharmaceuticals (0.1%)
(275,000)	Valeant Pharmaceuticals International, Inc., 6.75%, due 8/15/18	(301,469)	ñ
(191,000)	Valeant Pharmaceuticals International, Inc., 7.50%, due 7/15/21	(212,726)	ñ
		(514,195)
Telecommunications (0.1%)
(1,315,000)	NII Capital Corp., 10.00%, due 8/15/16	(821,875)

Trading Companies & Distributors (0.0%)
(233,000)	HD Supply, Inc., 7.50%, due 7/15/20	(248,727)

Total Corporate Debt Securities Sold Short (Proceeds $(5,344,975))		(5,374,920)

Total Short Positions (Proceeds $(208,094,964))		(208,752,531)

January 31, 2014
Schedule of Investments Neuberger Berman Long Short Multi-Manager Fund (Unaudited)

Number of Shares			Value†

Long Positions (99.7%)

Common Stocks (66.9%)
Aerospace & Defense (2.0%)
	6,850	Exelis, Inc.	$134,192

Airlines (0.4%)
	750	American Airlines Group, Inc.	25,163	*

Auto Components (0.5%)
	421	Visteon Corp.	34,105	*Ø

Automobiles (0.3%)
	1,965	Fiat SpA	19,598	*

Beverages (3.0%)
	334	Anheuser-Busch InBev NV	32,006
	400	Asahi Group Holdings Ltd.	11,013
	891	Beam, Inc.	74,220	Ø
	42,500	LT Group, Inc.	17,204
	839	PepsiCo, Inc.	67,422	Ø

			201,865

Biotechnology (4.8%)
	100	Acceleron Pharma, Inc.	4,635	*
	190	Aegerion Pharmaceuticals, Inc.	11,396	*Ø
	140	Agios Pharmaceuticals, Inc.	3,703	*
	310	Alexion Pharmaceuticals, Inc.	49,206	*
	210	Alkermes PLC	10,223	*
	350	Arrowhead Research Corp.	5,369	*
	140	Basilea Pharmaceutica	19,317	*Ø
	40	Biogen Idec, Inc.	12,506	*
	110	BioMarin Pharmaceutical, Inc.	7,577	*
	200	Cepheid, Inc.	10,572	*
	1,150	ChemoCentryx, Inc.	7,141	*
	340	Cubist Pharmaceuticals, Inc.	24,851	*
	2,700	Dynavax Technologies Corp.	4,698	*
	100	Enanta Pharmaceuticals, Inc.	3,658	*Ø
	520	Gilead Sciences, Inc.	41,938	*
	10	Intercept Pharmaceuticals, Inc.	3,009	*
	670	Keryx Biopharmaceuticals, Inc.	10,305	*
	40	MacroGenics, Inc.	1,592	*
	560	NPS Pharmaceuticals, Inc.	20,037	*
	370	Prothena Corp. PLC	11,448	*
	100	Puma Biotechnology, Inc.	11,821	*Ø
	510	Receptos, Inc.	20,323	*Ø
	3,050	Rigel Pharmaceuticals, Inc.	9,241	*Ø
	1,500	Swedish Orphan Biovitrum AB	17,103	*
	170	Ultragenyx Pharmaceutical, Inc.	7,183	*

			328,852

Capital Markets (0.8%)
	300	Evercore Partners, Inc. Class A	16,752
	1,195	Morgan Stanley	35,264

			52,016

Chemicals (3.0%)
	850	Air Products & Chemicals, Inc.	89,369	Ø

	1,000	FMC Corp.	70,630
	1,350	Huntsman Corp.	29,592	Ø
	170	Monsanto Co.	18,114

			207,705

Commercial Banks (1.5%)
	15,000	China Construction Bank Corp. Class H	10,391
	23,000	Chongqing Rural Commercial Bank Class H	9,762
	530	Erste Group Bank AG	19,303	Ø
	2,900	Kasikornbank PCL	14,935
	5,900	Mizuho Financial Group, Inc.	12,647
	950	SunTrust Banks, Inc.	35,169

			102,207

Commercial Services & Supplies (0.9%)
	1,317	Covanta Holding Corp.	23,706
	1,000	Tyco International Ltd.	40,490	Ø

			64,196

Communications Equipment (0.1%)
	2,091	Parkervision, Inc.	9,598	*

Computers & Peripherals (0.9%)
	697	Western Digital Corp.	60,060

Construction & Engineering (0.0%)
	100	KBR, Inc.	3,130

Construction Materials (0.2%)
	3,500	Anhui Conch Cement Co. Ltd. Class H	13,501

Containers & Packaging (0.7%)
	9,520	Nampak Ltd.	29,722
	5,960	Pact Group Holdings Ltd.	18,099	*

			47,821

Diversified Consumer Services (0.7%)
	3,900	Regis Corp.	48,087

Diversified Financial Services (0.8%)
	975	Citigroup, Inc.	46,244
	470	GT Capital Holdings, Inc.	7,709	Ø

			53,953

Diversified Telecommunication Services (1.1%)
	37,053	Telecom Italia SpA	31,234
	1,531	Vivendi SA	41,173

			72,407

Electric Utilities (1.8%)
	784	American Electric Power Co., Inc.	38,267
	67	Cleco Corp.	3,274
	453	Edison International	21,817
	688	Enel SpA	3,144
	119	Hawaiian Electric Industries, Inc.	3,096
	73	Northeast Utilities	3,197
	271	OGE Energy Corp.	9,233
	121	PNM Resources, Inc.	2,983
	469	Portland General Electric Co.	14,154	Ø
	469	PPL Corp.	14,337
	331	Xcel Energy, Inc.	9,569

			123,071

Electrical Equipment (0.5%)
	500	Eaton Corp. PLC	36,545	Ø

Energy Equipment & Services (0.4%)
	475	Cameron International Corp.	28,486	*

Food & Staples Retailing (1.3%)
	4,620	Rite Aid Corp.	25,641	*
	1,325	Safeway, Inc.	41,393
	670	Sysco Corp.	23,504

			90,538

Food Products (0.7%)
	1,180	Oceana Group Ltd.	8,878	Ø
	950	Unilever NV CVA	35,497

			44,375

Gas Utilities (0.1%)
	158	The Laclede Group, Inc.	7,251

Health Care Equipment & Supplies (3.3%)
	1,828	Alere, Inc.	69,281	*
	200	Align Technology, Inc.	11,884	*
	1,090	Ansell Ltd.	18,287	Ø
	210	CareFusion Corp.	8,562	*Ø
	190	CONMED Corp.	7,970
	240	Covidien PLC	16,378
	160	Cyberonics, Inc.	10,688	*
	550	Medtronic, Inc.	31,108
	400	Natus Medical, Inc.	10,356	*Ø
	250	Teleflex, Inc.	23,410
	130	The Cooper Cos., Inc.	16,156

			224,080

Health Care Providers & Services (3.1%)
	690	Catamaran Corp.	33,548	*Ø
	710	Express Scripts Holding Co.	53,030	*Ø
	510	HCA Holdings, Inc.	25,638	*
	4,820	Life Healthcare Group Holdings Ltd.	15,395
	240	McKesson Corp.	41,858	Ø
	250	Team Health Holdings, Inc.	10,790	*Ø
	400	Universal Health Services, Inc. Class B	32,808

			213,067

Health Care Technology (0.2%)
	290	Cerner Corp.	16,498	*

Hotels, Restaurants & Leisure (2.3%)
	1,129	Accor SA	53,880
	2,250	Burger King Worldwide, Inc.	54,765	Ø
	315	McDonald's Corp.	29,664
	600	Six Flags Entertainment Corp.	21,534

			159,843

Independent Power Producers & Energy Traders (0.8%)
	1,710	AES Corp.	24,043
	525	EDP Renovaveis SA	3,026
	998	NRG Energy, Inc.	27,794	Ø
	171	TransAlta Corp.	2,245

			57,108

Industrial Conglomerates (0.4%)
	45,190	Alliance Global Group, Inc.	26,928

Insurance (1.6%)
	1,050	Hartford Financial Services Group, Inc.	34,912
	5,922	MBIA, Inc.	64,787	*Ø
	710	UNIQA Insurance Group AG	9,159

			108,858

Internet Software & Services (0.8%)
	550	Angie's List, Inc.	9,867	*
	600	IAC/InterActiveCorp	42,024

			51,891

IT Services (1.1%)
	1,860	Teradata Corp.	76,483	*Ø

Life Sciences Tools & Services (1.1%)
	550	Agilent Technologies, Inc.	31,983
	390	Furiex Pharmaceuticals, Inc.	18,080	*Ø
	2,491	Nordion, Inc.	23,814	*

			73,877

Machinery (0.5%)
	450	Pentair Ltd.	33,448	Ø

Media (5.4%)
	3,000	CBS Corp. Class B	176,160	Ø
	1,800	Hakuhodo DY Holdings, Inc.	14,728	Ø
	3,050	Mediaset SpA	15,541	*
	2,313	News Corp. Class A	36,915	*
	375	Tribune Co.	27,938	*
	500	Viacom, Inc. Class B	41,050
	2,300	World Wrestling Entertainment, Inc. Class A	55,637

			367,969

Multi-Utilities (1.0%)
	389	Ameren Corp.	14,720
	140	CMS Energy Corp.	3,891
	1,740	E.ON SE	31,611
	142	NiSource, Inc.	4,880
	35	Sempra Energy	3,245
	216	Vectren Corp.	7,888

			66,235

Oil, Gas & Consumable Fuels (2.4%)
	119	Anadarko Petroleum Corp.	9,602
	4,000	Cameco Corp.	84,880	Ø
	507	Golar LNG Ltd.	18,003	Ø
	205	SemGroup Corp. Class A	12,661
	45	Targa Resources Corp.	4,063	Ø
	589	The Williams Cos., Inc.	23,849
	190	WPX Energy, Inc.	3,619	*Ø
	1,630	Z Energy Ltd.	4,811

			161,488

Personal Products (0.5%)
	230	Prestige Brands Holdings, Inc.	6,960	*Ø
	400	The Estee Lauder Cos., Inc. Class A	27,496

			34,456

Pharmaceuticals (8.2%)
	140	Actavis PLC	26,457	*
	620	Akorn, Inc.	14,074	*Ø
	190	Allergan, Inc.	21,774
	280	AstraZeneca PLC ADR	17,780
	510	Auxilium Pharmaceuticals, Inc.	13,046	*
	122	Bayer AG	16,107
	1,870	BioDelivery Sciences International, Inc.	14,679	*
	760	Bristol-Myers Squibb Co.	37,977
	80	Cadence Pharmaceuticals, Inc.	878	*
	2,690	DepoMed, Inc.	32,280	*Ø
	2,220	Horizon Pharma, Inc.	21,889	*Ø
	1,250	Impax Laboratories, Inc.	28,925	*
	725	Johnson & Johnson	64,141	Ø
	710	Lannett Co., Inc.	25,077	*
	560	Mylan, Inc.	25,430	*
	160	Perrigo Co. PLC	24,906
	1,150	Pfizer, Inc.	34,960
	670	Roche Holding AG ADR	45,962
	100	Salix Pharmaceuticals Ltd.	9,734	*Ø
	2,730	Zoetis, Inc.	82,883

			558,959

Professional Services (1.2%)
	450	The Dun & Bradstreet Corp.	49,500
	270	Towers Watson & Co. Class A	31,568	Ø

			81,068

Real Estate Management & Development (0.4%)
	1,000	Daiwa House Industry Co. Ltd.	19,223
	12,600	Pruksa Real Estate PCL	6,718

			25,941

Road & Rail (0.5%)
	1,389	Hertz Global Holdings, Inc.	36,142	*Ø

Semiconductors & Semiconductor Equipment (0.3%)
	550	ASM International NV	18,433

Software (1.3%)
	200	Citrix Systems, Inc.	10,814	*
	676	Comverse, Inc.	24,363	*Ø
	1,211	Verint Systems, Inc.	55,028	*

			90,205

Specialty Retail (0.6%)
	90,000	Emperor Watch & Jewellery Ltd.	5,912
	200	Sanrio Co. Ltd.	7,429
	560	Vitamin Shoppe, Inc.	25,099	*

			38,440

Textiles, Apparel & Luxury Goods (2.0%)
	800	Asics Corp.	13,992
	200	PVH Corp.	24,174
	3,950	Vera Bradley, Inc.	94,879	*

			133,045

Trading Companies & Distributors (0.7%)
	600	MSC Industrial Direct Co., Inc. Class A	50,412	Ø

Wireless Telecommunication Services (0.7%)
	200	KDDI Corp.	11,167
	997	Vodafone Group PLC ADR	36,949

			48,116

Total Common Stocks (Cost $4,542,027)			4,561,712

Preferred Stocks (1.0%)
Automobiles (0.3%)
	91	Volkswagen AG, 3.56%	23,080

Commercial Banks (0.3%)
	1,624	National Bank of Greece SA, Ser. A, 9.00%	24,116	*

Thrifts & Mortgage Finance (0.4%)
	1,900	Federal Home Loan Mortgage Corp., Ser. Z, 8.38%	19,038	*μ
	500	Federal National Mortgage Association, Ser. T, 8.25%	5,500	*

			24,538

Total Preferred Stocks (Cost $70,695)			71,734

Exchange Traded Fund (1.0%)
	3,150	PowerShares DB U.S. Dollar Index Bullish Fund	68,765	*

		(Cost $68,365)

Short-Term Investment (30.8%)
Money Market Fund (30.8%)
	2,099,346	Dreyfus Treasury Prime Cash Management	2,099,346	Ø

		(Cost $2,099,346)

Total Long Positions (99.7%) (Cost $6,780,433)			6,801,557	##

Cash, receivables and other assets, less liabilities (31.9%)			2,174,457	Ø†††

Short Positions (see summary below) ((31.6)%)			(2,154,473)

Total Net Assets (100.0%)			6,821,541

Short Positions ((31.6)%)

Common Stocks Sold Short (23.1%)£ØØ

Aerospace & Defense (0.6%)
	(650)	AAR Corp.	(17,323)
	(125)	Rockwell Collins, Inc.	(9,445)
	(90)	The Boeing Co.	(11,273)

			(38,041)

Air Freight & Logistics (0.2%)
	(250)	Expeditors International of Washington, Inc.	(10,215)

Auto Components (0.3%)
	(405)	Nokian Renkaat OYJ	(17,097)

Automobiles (0.4%)
	(1,190)	Fiat SpA	(11,869)	*
	(400)	General Motors Co.	(14,432)	*

			(26,301)

Beverages (0.5%)
	(941)	The Coca-Cola Co.	(35,589)

Biotechnology (1.1%)
	(275)	Agios Pharmaceuticals, Inc.	(7,274)	*
	(180)	Amgen, Inc.	(21,411)
	(900)	Arena Pharmaceuticals, Inc.	(5,706)	*
	(100)	Celgene Corp.	(15,193)	*
	(200)	Foundation Medicine, Inc.	(5,988)	*
	(580)	Galena Biopharma, Inc.	(3,056)	*
	(260)	Isis Pharmaceuticals, Inc.	(13,276)	*
	(320)	Organovo Holdings, Inc.	(3,024)	*
	(74)	ThromboGenics NV	(1,868)	*

			(76,796)

Capital Markets (0.7%)
	(600)	Cohen & Steers, Inc.	(21,642)
	(175)	Greenhill & Co., Inc.	(9,091)
	(1,650)	Janus Capital Group, Inc.	(18,134)

			(48,867)

Chemicals (1.2%)
	(325)	Axiall Corp.	(12,967)
	(250)	Celanese Corp. Series A	(12,660)
	(200)	Eastman Chemical Co.	(15,592)
	(375)	Koppers Holdings, Inc.	(14,813)
	(150)	The Sherwin-Williams Co.	(27,489)

			(83,521)

Communications Equipment (0.3%)
	(400)	ARRIS Group, Inc.	(10,360)	*
	(900)	BlackBerry Ltd.	(8,505)	*

			(18,865)

Computers & Peripherals (0.4%)
	(275)	Diebold, Inc.	(9,237)
	(450)	NCR Corp.	(15,836)	*

			(25,073)

Construction & Engineering (0.6%)
	(210)	FLSmidth & Co. A/S	(11,190)
	(1,850)	Layne Christensen Co.	(31,376)	*

			(42,566)

Containers & Packaging (0.7%)
	(275)	Aptargroup, Inc.	(17,545)
	(450)	Bemis Co., Inc.	(17,329)
	(325)	Sonoco Products Co.	(13,449)

			(48,323)

Diversified Telecommunication Services (1.0%)
	(756)	AT&T, Inc.	(25,190)
	(29,149)	Telecom Italia SpA	(32,433)
	(1,510)	Telefonica Deutschland Holding AG	(12,044)

			(69,667)

Electric Utilities (1.1%)
	(99)	ALLETE, Inc.	(4,948)
	(86)	El Paso Electric Co.	(3,133)
	(560)	Fortum OYJ	(12,046)
	(1,700)	Hokkaido Electric Power Co., Inc.	(17,987)	*
	(1,400)	Hokuriku Electric Power Co.	(17,224)
	(244)	Iberdrola SA	(1,506)
	(49)	IDACORP, Inc.	(2,584)
	(277)	Otter Tail Corp.	(7,712)
	(195)	The Southern Co.	(8,042)
	(41)	UIL Holdings Corp.	(1,585)

			(76,767)

Food & Staples Retailing (0.4%)
	(250)	The Fresh Market, Inc.	(8,740)	*
	(910)	The Spar Group Ltd.	(9,812)
	(200)	Whole Foods Market, Inc.	(10,452)

			(29,004)

Food Products (0.1%)
	(150)	Kellogg Co.	(8,697)

Gas Utilities (0.4%)
	(197)	AGL Resources, Inc.	(9,413)
	(127)	Northwest Natural Gas Co.	(5,278)
	(284)	Southwest Gas Corp.	(15,259)

			(29,950)

Health Care Equipment & Supplies (1.0%)
	(500)	Cynosure, Inc. Class A	(13,415)	*
	(280)	Endologix, Inc.	(4,480)	*
	(540)	Hologic, Inc.	(11,534)	*
	(330)	Mazor Robotics Ltd. ADR	(8,267)	*
	(110)	Neogen Corp.	(4,622)	*
	(130)	ResMed, Inc.	(5,669)
	(300)	Sirona Dental Systems, Inc.	(21,582)	*

			(69,569)

Health Care Providers & Services (0.7%)
	(300)	Fresenius Medical Care AG & Co. KGaA ADR	(10,587)
	(120)	Quest Diagnostics, Inc.	(6,300)
	(230)	UnitedHealth Group, Inc.	(16,624)
	(190)	WellPoint, Inc.	(16,340)

			(49,851)

Health Care Technology (0.2%)
	(300)	HMS Holdings Corp.	(6,909)	*
	(280)	Vocera Communications, Inc.	(4,892)	*

			(11,801)

Hotels, Restaurants & Leisure (0.7%)
	(1,100)	Penn National Gaming, Inc.	(12,903)	*
	(1,000)	Pinnacle Entertainment, Inc.	(21,850)	*
	(1,050)	Scientific Games Corp. Class A	(14,784)	*

			(49,537)

Household Products (0.3%)
	(200)	The Clorox Co.	(17,654)

Insurance (1.0%)
	(600)	Aspen Insurance Holdings Ltd.	(23,340)
	(1,055)	Assured Guaranty Ltd.	(22,313)
	(850)	Montpelier Re Holdings Ltd.	(23,690)

			(69,343)

Internet Software & Services (0.4%)
	(200)	Twitter, Inc.	(12,900)	*
	(325)	Yahoo!, Inc.	(11,706)	*

			(24,606)

IT Services (0.4%)
	(700)	CGI Group, Inc. Class A	(21,448)	*
	(300)	Vantiv, Inc. Class A	(9,102)	*

			(30,550)

Life Sciences Tools & Services (0.2%)
	(290)	Agilent Technologies, Inc.	(16,864)

Machinery (0.6%)
	(200)	Deere & Co.	(17,192)
	(592)	Kone OYJ Class B	(24,113)

			(41,305)

Media (0.8%)
	(175)	Scripps Networks Interactive, Inc. Class A	(12,691)
	(200)	Time Warner, Inc.	(12,566)
	(900)	Twenty-First Century Fox, Inc. Class A	(28,638)

			(53,895)

Metals & Mining (0.5%)
	(500)	Materion Corp.	(13,285)
	(6,000)	Nippon Steel & Sumitomo Metal Corp.	(18,499)

			(31,784)

Multiline Retail (0.3%)
	(350)	Kohl's Corp.	(17,720)

Multi-Utilities (0.9%)
	(73)	Alliant Energy Corp.	(3,793)
	(114)	Avista Corp.	(3,287)
	(189)	Black Hills Corp.	(10,363)
	(318)	Consolidated Edison, Inc.	(17,303)
	(100)	DTE Energy Co.	(6,822)
	(183)	Public Service Enterprise Group, Inc.	(6,101)
	(153)	SCANA Corp.	(7,232)
	(206)	Wisconsin Energy Corp.	(8,790)

			(63,691)

Pharmaceuticals (1.7%)
	(420)	Eisai Co. Ltd.	(16,209)
	(230)	Eli Lilly & Co.	(12,423)
	(90)	Merck KGaA	(13,977)
	(500)	Nektar Therapeutics	(6,800)	*
	(260)	Novartis AG ADR	(20,558)
	(440)	Novo Nordisk A/S ADR	(17,455)
	(425)	Pacira Pharmaceuticals, Inc.	(29,125)	*

			(116,547)

Professional Services (0.2%)
	(5)	SGS SA	(11,322)

Real Estate Investment Trusts (0.3%)
	(240)	American Tower Corp.	(19,411)

Semiconductors & Semiconductor Equipment (0.1%)
	(400)	Micron Technology, Inc.	(9,216)	*

Specialty Retail (1.5%)
	(3,550)	bebe stores, Inc.	(17,643)
	(790)	GNC Holdings, Inc. Class A	(40,377)
	(200)	Lithia Motors, Inc. Class A	(11,258)
	(800)	Sally Beauty Holdings, Inc.	(22,704)	*
	(100)	The Home Depot, Inc.	(7,685)

			(99,667)

Textiles, Apparel & Luxury Goods (0.6%)
	(300)	Coach, Inc.	(14,367)
	(225)	Michael Kors Holdings Ltd.	(17,984)	*
	(20)	The Swatch Group AG	(11,923)

			(44,274)

Trading Companies & Distributors (0.5%)
	(460)	Fastenal Co.	(20,208)
	(150)	MSC Industrial Direct Co., Inc. Class A	(12,603)

			(32,811)

Wireless Telecommunication Services (0.2%)
	(1,020)	Vodacom Group Ltd.	(10,775)

Total Common Stocks Sold Short (Proceeds $(1,605,682))			(1,577,532)

Exchange Traded Funds Sold Short (8.5%)£ØØ
	(170)	CurrencyShares Euro Trust	(22,659)	*
	(1,190)	Health Care Select Sector SPDR Fund	(66,592)
	(4,100)	iShares MSCI Japan ETF	(46,453)
	(380)	iShares Nasdaq Biotechnology ETF	(93,446)
	(730)	iShares Russell 2000 Fund	(81,877)
	(600)	Market Vectors Biotech ETF	(58,128)
	(1,150)	Market Vectors Oil Service ETF	(52,302)
	(340)	SPDR S&P 500 ETF Trust	(60,581)
	(300)	SPDR S&P Biotech ETF	(45,063)
	(165)	SPDR S&P Oil & Gas Exploration & Production ETF	(10,857)
	(997)	Utilities Select Sector SPDR Fund	(38,983)

Total Exchange Traded Funds Sold Short (Proceeds $(569,048))			(576,941)

Total Short Positions (Proceeds $(2,174,730))			(2,154,473)

January 31, 2014
Notes to Schedule of Investments (Unaudited)
†	In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures”

(“ASC 820”), all investments held by each of Neuberger Berman Absolute Return Multi-Manager Fund (“Absolute Return Multi-Manager”) and Neuberger Berman Long Short Multi-Manager Fund (“Long Short Multi-Manager”) (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

	●	Level 1 – quoted prices in active markets for identical investments
	●	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
	●	Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments (long and short positions) in equity securities, exchange traded funds, purchased option contracts, written option contracts, rights and warrants, for which market quotations are readily available, is generally determined by Management by obtaining valuations from an independent pricing service based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued by a Fund at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.

The value of the Funds’ investments (long and short positions) in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by an independent pricing service to value certain types of debt securities of the Funds:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

U.S. Treasury Securities. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

Notes to Schedule of Investments (Unaudited) (cont’d)

Bank Loans. The value of bank loan securities is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of financial futures contracts is determined by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward foreign currency contracts (“forward contracts”) is determined by obtaining valuations from an independent pricing service based on actual traded currency rates on an independent pricing service’s network, along with other traded and quoted currency rates provided to the pricing service by leading market participants (Level 2 inputs).

The value of total return swaps is determined by obtaining valuations from an independent pricing service using the underlying index and stated London Interbank Offered Rate (“LIBOR”) (Level 2 inputs).

The value of equity swaps is determined by obtaining valuations from an independent pricing service using the underlying security and stated LIBOR rate or Federal Funds floating rate (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, the applicable Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Alternative Funds’ Board of Trustees (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

Notes to Schedule of Investments (Unaudited) (cont’d)

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of January 31, 2014:

Asset Valuation Inputs
	Level 1	Level 2	Level 3§	Total
Absolute Return Multi-Manager
Investments:
Common Stocks
Airlines	$1,760,284	$260,476	$—	$2,020,760
Biotechnology	24,418,256	3,120	—	24,421,376
Machinery	5,007,940	32,890	—	5,040,830
Media	49,256,242	—	750	49,256,992
Real Estate Management & Development	2,648,224	355,146	—	3,003,370
Other Common Stocks^	392,430,778	—	—	392,430,778
Total Common Stocks	475,521,724	651,632	750	476,174,106
Preferred Stocks^	5,396,002	—	—	5,396,002
Exchange Traded Funds	5,273,908	—	—	5,273,908
Rights^	17,979	—	—	17,979
Warrants^	147,395	—	—	147,395
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	—	29,180	—	29,180
Collateralized Mortgage Obligations	—	10,228,693	—	10,228,693
Commercial Mortgage-Backed Securities	—	11,289,946	496,719	11,786,665
Asset-Backed Securities	—	1,842,493	—	1,842,493
Corporate Debt Securities^	—	19,275,628	—	19,275,628
Convertible Corporate Debt Securities^	—	569,695	—	569,695
Bank Loan Obligations
Advertising	—	1,008,750	2,077,320	3,086,070
Aerospace & Defense	—	838,312	—	838,312
Building Products	—	562,385	610,500	1,172,885
Capital Markets	—	197,043	—	197,043
Chemicals	—	1,156,301	87,870	1,244,171
Commercial Services & Supplies	—	9,728,153	—	9,728,153
Communications Equipment	—	2,123,146	—	2,123,146
Computers & Peripherals	—	2,316,268	—	2,316,268
Diversified Financial Services	—	949,203	—	949,203
Diversified Telecommunication Services	—	5,977,876	59,000	6,036,876
Electrical Components & Equipment	—	473,591	—	473,591
Electronic Equipment, Instruments & Components	—	991,036	—	991,036
Energy Equipment & Services	—	2,036,899	—	2,036,899
Environmental Control	—	242,807	—	242,807
Food Products	—	4,008,552	571,263	4,579,815
Health Care Equipment & Supplies	—	1,392,871	—	1,392,871
Health Care Providers & Services	—	530,076	2,506,250	3,036,326
Health Care Technology	—	103,811	490,000	593,811
Hotels, Restaurants & Leisure	—	10,483,092	—	10,483,092
Independent Power Producers & Energy Traders	—	2,081,217	—	2,081,217
Insurance	—	995,000	—	995,000
Internet Software & Services	—	2,436,190	1,239,556	3,675,746

Notes to Schedule of Investments (Unaudited) (cont’d)

IT Services	—	$502,590	—	$502,590
Media	—	6,252,208	—	6,252,208
Metal Fabricate/Hardware	—	194,559	—	194,559
Metals & Mining	—	710,410	—	710,410
Miscellaneous Manufacturing	—	265,475	—	265,475
Oil & Gas Services	—	3,414,431	—	3,414,431
Oil, Gas & Consumable Fuels	—	1,563,296	247,242	1,810,538
Packaging & Containers	—	394,290	—	394,290
Personal Products	—	—	476,548	476,548
Pharmaceuticals	—	1,503,103	—	1,503,103
Retail	—	210,724	—	210,724
Software	—	9,986,254	3,129,278	13,115,532
Trading Companies & Distributors	—	350,305	—	350,305
Transportation Infrastructure	—	130,279	—	130,279
Total Bank Loan Obligations	—	76,110,503	11,494,827	87,605,330
Purchased Options	3,641,403	4,500	—	3,645,903
Short-Term Investment	—	288,297,805	—	288,297,805
Total Long Positions	489,998,411	408,300,075	11,992,296	910,290,782

Long Short Multi-Manager
Investments:
Common Stocks
Real Estate Management & Development	$19,223	$6,718	$—	$25,941
Other Common Stocks^	4,535,771	—	—	4,535,771
Total Common Stocks	4,554,994	6,718	—	4,561,712
Exchange Traded Funds	68,765	—	—	68,765
Preferred Stocks^	71,734	—	—	71,734
Short-Term Investment	—	2,099,346	—	2,099,346
Total Long Positions	4,695,493	2,106,064	—	6,801,557

^      The Schedule of Investments provides information on the industry categorization for the portfolio.

The following is a summary, categorized by Level, of inputs used to value the Funds’ derivatives as of January 31, 2014:

Asset Valuation Inputs
	Level 1	Level 2	Level 3	Total
Absolute Return Multi-Manager
Forward contracts (unrealized appreciation)	$—	$826,115	$—	$826,115
Total	—	826,115	—	826,115
Long Short Multi-Manager
Forward contracts (unrealized appreciation)	$—	$9,791	$—	$9,791
Equity swaps	—	516	—	516
Total	—	10,307	—	10,307

Notes to Schedule of Investments (Unaudited) (cont’d)

§	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Beginning balance as of 11/01/13	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of 01/31/14	Net change in unrealized appreciation/ (depreciation) from investments still held as of 01/31/14
Investments in Securities:
Absolute Return Multi-Manager
Common Stocks
Media	$750	$-	$-	$-	$-	$-	$-	$750	$-
Commercial Mortgage-Backed Securities	496,719	51	(51)	-	-	-	-	496,719	(51)
Bank Loan Obligations
Advertising	-	-	14,425	2,062,895	-	-	-	2,077,320	14,425
Aerospace & Defense	503,750	-	-	-	-	-	(503,750)	-	-
Building Products		285	1,965			608,250	-	610,500	1,965
Chemicals	87,000	59	811	-	-	-	-	87,870	811
Commercial Services & Supplies	500,000	-	-	-	-	-	(500,000)	-	-
Diversified Telecommunication Services	-	19	620	-	-	58,361	-	59,000	620
Energy Equipment & Services	151,414	-	-	-	-	-	(151,414)	-	-
Food Products	-	137	10,612	-	(1,250)	561,764	-	571,263	10,605
Health Care Providers & Services	-	1,030	31,630	982,500	-	1,491,090	-	2,506,250	31,630
Health Care Technology	435,000	291	54,709	-	-	-	-	490,000	54,709
Internet Software & Services	1,467,180	1,172	(221,437)	-	(7,359)	-	-	1,239,556	(222,165)
Oil, Gas & Consumable Fuels	44,100	275	1,390	-	(2,538)	204,015	-	247,242	1,317
Personal Products	-	-	5,913	470,635	-	-	-	476,548	5,913
Software	2,244,500	832	12,696	2,478,750	-	-	(1,607,500)	3,129,278	12,696
Total	5,930,413	4,151	(86,717)	5,994,780	(11,147)	2,923,480	(2,762,664)	11,992,296	(87,525)

As of January 31, 2014, six securities in Absolute Return Multi-Manager transferred from Level 2 to Level 3 as a result of a decrease in the number of observable quotations that were readily available to the independent pricing service.  As of January 31, 2014, five securities in Absolute Return Multi-Manager transferred from Level 3 to Level 2 as a result of an increase in the number of observable inputs that were readily available to the independent pricing service. In addition, one security transferred from Level 1 to Level 2 due to inactive market activity on recognized exchanges, as of January 31, 2014.

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of January 31, 2014:

Liability Valuation Inputs
	Level 1	Level 2	Level 3	Total
Absolute Return Multi-Manager
Investments:
Common Stocks Sold Short^	$(116,768,770)	$—	$—	$(116,768,770)
Exchange Traded Funds Sold Short	(86,608,841)	—	—	(86,608,841)
Corporate Debt Securities Sold Short^	—	(5,374,920)	—	(5,374,920)
Total Short Positions	(203,377,611)	(5,374,920)	—	(208,752,531)

Long Short Multi-Manager
Investments:
Common Stocks Sold Short^	$(1,577,532)	$ —	$—	$(1,577,532)
Exchange Traded Funds Sold Short	(576,941)	—	—	(576,941)
Total Short Positions	(2,154,473)	—	—	(2,154,473)

Notes to Schedule of Investments (Unaudited) (cont’d)

^ The Schedule of Investments provides information on the industry categorization for the portfolio.

The following is a summary, categorized by Level, of inputs used to value the Funds’ derivatives as of January 31, 2014:

Liability Valuation Inputs
	Level 1	Level 2	Level 3	Total
Absolute Return Multi-Manager
Forward contracts (unrealized depreciation)	$—	$(172,552)	$—	$(172,552)
Equity swaps	—	(347,813)	—	(347,813)
Options written	(1,618,020)	(841)	—	(1,618,861)
Total	(1,618,020)	(521,206)	—	(2,139,226)
Long Short Multi-Manager
Forward contracts (unrealized depreciation)	$—	$(3,974)	$—	$(3,974)
Total	—	(3,974)	—	(3,974)

##     At January 31, 2014, selected fund information on a U.S. federal income tax basis was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Absolute Return Multi-Manager	$898,621,159	$23,698,200	$(12,028,577)	$11,669,623
Long Short Multi-Manager	6,780,433	143,142	(122,018)	21,124

*	Security did not produce income during the last twelve months.

^^	All or a portion of this security has not settled as of January 31, 2014 and thus does not have an interest rate in effect. Interest rates do not take effect until settlement.

±	At January 31, 2014, Absolute Return Multi-Manager had outstanding call and put options written as follows:

Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
Cheniere Energy, Inc., Call	266	$45	March 2014	$(68,096)
Cooper Tire & Rubber Co., Call	13	22	March 2014	(2,925)
Foster Wheeler AG, Call	67	30	February 2014	(4,489)
Foster Wheeler AG, Call	67	31	February 2014	(1,876)
General Motors Co., Call	36	36	February 2014	(4,320)
iShares Russell 2000 ETF, Call	24	116	February 2014	(1,392)
iShares Russell 2000 ETF, Put	284	85	June 2014	(17,608)
iShares Russell 2000 ETF, Put	550	90	September 2014	(100,100)
Las Vegas Sands Corp., Call	13	75	March 2014	(5,408)
Nokia OYJ, Call	265	7	April 2014	(12,455)
Riverbed Technology, Inc., Call	490	20	February 2014	(17,150)
S&P 500 Index, Call	13	1,820	March 2014	(25,688)
SPDR S&P 500 ETF Trust, Call	49	178	February 2014	(14,602)
SPDR S&P 500 ETF Trust, Call	6	182	February 2014	(606)
SPDR S&P 500 ETF Trust, Put	2,000	163	March 2014	(202,000)
SPDR S&P 500 ETF Trust, Put	4,000	170	April 2014	(1,128,000)
Time Warner Cable, Inc., Call	20	135	February 2014	(3,600)
Time Warner Cable, Inc., Call	44	150	April 2014	(880)
T-Mobile US, Inc., Call	32	31	February 2014	(3,360)
T-Mobile US, Inc., Call	45	32	February 2014	(3,465)
Valassis Communications, Inc., Call	29	35	March 2014	(841)
Total				$(1,618,861)

Notes to Schedule of Investments (Unaudited) (cont’d)

≠	Security had an event of default.
¢	All or a portion of this security was purchased on a delayed delivery basis.
£
At January 31, 2014, Absolute Return Multi-Manager had pledged securities in the amount of $57,159,903 to cover collateral requirements for borrowing in connection with securities sold short and option contracts written. At January 31, 2014, Long Short Multi-Manager had pledged securities in the amount of $819,568 to cover collateral requirements for borrowing in connection with securities sold short.

a	Step Bond: Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
c	Payment-in-kind security for which part of the income earned may be paid as additional principal.
f	Value of the security was determined using methods the Board has approved on the belief they reflect fair value.
ñ
Securities were purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At January 31, 2014, these securities amounted to approximately $18,531,947 or 2.04% of net assets for Absolute Return Multi-Manager.

N
These securities have been deemed by the investment manager to be illiquid. At January 31, 2014, these securities amounted to approximately $11,593,129 or 1.28% of net assets for Absolute Return Multi-Manager.

Ø
All or a portion of this security or cash is segregated in connection with obligations for securities sold short and/or delayed delivery purchase commitments and/or call and put options written and/or forward foreign currency contracts and/or swaps.

ØØ
At January 31, 2014, Absolute Return Multi-Manager had deposited $207,170,689 in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short. At January 31, 2014, Long Short Multi-Manager had deposited $2,158,440 in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short. In addition, Absolute Return Multi-Manager had deposited $14,940,000 in a segregated account for forward foreign currency contracts and/or swaps.

μ
Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of January 31, 2014 and their final maturities.

††	As of January 31, 2014, the value of unfunded loan commitments was approximately $25,950 pursuant to the following loan agreement:

Borrower	Principal Amount	Value
Alinta Energy, due 12/31/20	$25,789	$25,950

††† At January 31, 2014, open forward contracts for Absolute Return Multi-Manager were as follows:
Buy	Counterparty	Contracts to Receive	In Exchange For	Settlement Date	Value	Net Unrealized Appreciation (Depreciation)
Australian Dollar	J.P. Morgan	198,500	$174,779	02/20/14	$173,540	$(1,239)
Brazilian Real	J.P. Morgan	514,700	213,096	02/20/14	212,392	(704)
Danish Krone	J.P. Morgan	14,252,292	2,594,000	02/20/14	2,576,537	(17,463)
Euro	J.P. Morgan	3,075,000	4,172,573	02/20/14	4,147,265	(25,308)
Hong Kong Dollar	J.P. Morgan	1,313,500	169,414	02/20/14	169,190	(224)
Japanese Yen	J.P. Morgan	404,594,709	3,902,538	02/20/14	3,960,287	57,749
Norwegian Krone	J.P. Morgan	6,633,500	1,070,504	02/20/14	1,056,135	(14,369)
Philippine Peso	J.P. Morgan	11,991,100	271,138	02/20/14	264,515	(6,623)
Pound Sterling	J.P. Morgan	838,100	1,368,045	02/20/14	1,377,598	9,553
South African Rand	J.P. Morgan	19,194,800	1,789,524	02/20/14	1,723,480	(66,044)
Swedish Krona	J.P. Morgan	2,489,200	380,777	02/20/14	379,853	(924)
Swiss Franc	J.P. Morgan	1,122,100	1,243,001	02/20/14	1,237,778	(5,223)
Thai Baht	J.P. Morgan	10,244,900	312,375	02/20/14	310,088	(2,287)
Turkish Lira	J.P. Morgan	138,600	60,946	02/20/14	61,049	103
Total						$(73,003)

Notes to Schedule of Investments (Unaudited) (cont’d)

Sell	Counterparty	Contracts to Deliver	In Exchange For	Settlement Date	Value	Net Unrealized Appreciation (Depreciation)
Australian Dollar	J.P. Morgan	2,449,500	$2,213,678	02/20/14	$2,141,484	$72,194
Brazilian Real	J.P. Morgan	6,007,602	2,517,833	02/20/14	2,479,057	38,776
Danish Krone	J.P. Morgan	10,869,692	1,973,307	02/20/14	1,965,029	8,278
Euro	J.P. Morgan	8,690,764	11,818,021	02/20/14	11,721,268	96,753
Euro	J.P. Morgan	3,480,000	4,755,313	02/28/14	4,693,502	61,811
Hong Kong Dollar	J.P. Morgan	17,254,498	2,225,542	02/20/14	2,222,527	3,015
Japanese Yen	J.P. Morgan	680,957,040	6,697,724	02/20/14	6,665,399	32,325
Japanese Yen	J.P. Morgan	619,820,000	6,069,510	02/28/14	6,067,174	2,336
New Zealand Dollar	J.P. Morgan	315,554	259,061	02/20/14	254,890	4,171
Norwegian Krone	J.P. Morgan	6,633,500	1,079,750	02/20/14	1,056,135	23,615
Philippine Peso	J.P. Morgan	135,379,183	3,094,189	02/20/14	2,986,364	107,825
Pound Sterling	J.P. Morgan	713,850	1,161,822	02/20/14	1,173,366	(11,544)
Pound Sterling	J.P. Morgan	1,179,000	1,952,671	02/28/14	1,937,836	14,835
South African Rand	J.P. Morgan	39,038,848	3,737,398	02/20/14	3,505,255	232,143
Swedish Krona	J.P. Morgan	18,328,375	2,776,323	02/20/14	2,796,923	(20,600)
Thai Baht	J.P. Morgan	47,830,820	1,497,483	02/20/14	1,447,721	49,762
Turkish Lira	J.P. Morgan	2,179,700	970,956	02/20/14	960,085	10,871
Total						$726,566

At January 31, 2014, the outstanding equity swaps* for Absolute Return Multi-Manager were as follows:

Counterparty	Description	Value†

JPMorgan Chase Bank, N.A.	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	$(347,813)

* The following table represents the individual long and short positions and related values within the equity swaps as of January 31, 2014.

			Net Unealized
Reference		Notional(a)	Appreciation
Entity	Shares	Value	(Depreciation)

Long Positions

Brazil
MMX Mineracao e Metalicos SA	2,195,248	$2,549,528	$(502,782)
Canada
Athabasca Oil Corp.	271,599	1,684,397	264,044
Extendicare, Inc.	150,738	899,246	67,101
Osisko Mining Corp.	202,943	1,139,806	77,397
Paladin Labs, Inc.	24,413	2,268,862	449,173
Shoppers Drug Mart Corp.	153,643	8,186,062	(88,334)
			769,381
Denmark
Coloplast A/S	473	30,262	5,228
Zealand Pharma A/S	1,061	14,602	(506)
			4,722
France
Airbus Group NV	1,989	142,873	(1,743)
AXA SA	63,305	1,680,109	(15,209)
Caisse Regionale Credit Agricole Mutuel d'Ille et Vilaine	689	48,078	7,677
Caisse Regionale de Credit Agricole Mutuel Alpes Provence	494	44,356	1,876
Credit Agricole Atlantique Vendee CCI	832	93,343	8,770
Credit Agricole de la Touraine et du Poitou	505	38,186	7,849
Credit Agricole de Normandie-Seine	925	106,015	21,210
Credit Agricole Loire Haute-Loire	409	28,080	5,844
Credit Agricole Nord de France CCI	3,823	81,143	(450)
Innate Pharma SA	4,092	34,915	4,048
Ipsen SA	557	24,316	(934)
			38,938
Germany
Deutsche Wohnen AG	14,616	261,902	3,824
MAN SE	9,207	1,097,315	23,983
			27,807
Ireland
C&C Group PLC	44,629	263,977	(11,174)
Shire PLC	1,861	85,700	7,395
			(3,779)
Isle of Man
GVC Holdings PLC	25,822	150,653	(1,021)
Italy
Mediobanca SpA	23,593	202,631	14,221
Telecom Italia SpA	299,115	218,631	33,504
			47,725
Luxembourg
AZ Electronic Materials SA	94,139	611,701	974
Netherlands
Unit4 NV	17,708	861,078	59,603
Ziggo NV	129,083	5,642,990	(31,062)
			28,541
Nigeria
Lekoil Ltd.	124,384	118,844	26,334
Norway
Algeta ASA	15,537	883,234	7,289
Spain
Almirall SA	4,303	68,197	516
Sweden
Medivir AB	2,373	31,401	1,380
Swedish Orphan Biovitrum AB	2,158	22,320	2,286
			3,666
Switzerland
Glencore Xstrata PLC	238,359	1,287,522	(23,843)
United Kingdom
Abcam PLC	5,268	42,024	3,008
Amerisur Resources PLC	447,465	336,960	38,190
Anglo American PLC	83,882	2,106,436	(126,283)
British American Tobacco PLC	33,656	1,680,056	(66,718)
Delcam PLC	1,160	39,586	(142)
F&C Asset Management PLC	59,661	114,307	7,602
GlaxoSmithKline PLC	2,202	58,218	(1,603)
Infinis Energy PLC	243,932	1,037,331	(747)
Rexam PLC	160,561	1,297,516	3,739
Tate & Lyle PLC	164,007	2,102,795	(60,491)
Tullow Oil PLC	91,349	1,283,471	(96,388)
Vectura Group PLC	14,873	35,714	3,467
Vodafone Group PLC	287,632	1,116,899	(45,684)
WM Morrison Supermarkets PLC	100,000	412,854	(18,483)
			(360,533)
United States
Brookfield Office Properties, Inc.	148,233	2,828,303	(60,793)

Total Long Positions of Portfolio Swap			3,142

Short Positions

Bermuda
Catlin Group Ltd.	(31,563)	(261,976)	(11,725)
Hiscox Ltd.	(23,892)	(256,855)	6,274
			(5,451)
Canada
Goldcorp, Inc.	(29,630)	(658,567)	(80,753)
Loblaw Cos Ltd	(70,396)	(2,811,750)	92,616
			11,863
France
Bureau Veritas SA	(46,485)	(1,283,155)	73,468
Lyxor ETF CAC 40	(3,069)	(175,415)	3,536
Lyxor ETF STOXX Europe 600 Banks	(21,860)	(603,710)	(20,289)
Publicis Groupe	(11,693)	(1,005,601)	(31,773)
Valeo SA	(12,063)	(1,257,953)	(90,615)
			(65,673)
Germany
Deutsche Wohnen AG	(14,494)	(274,205)	2,585

Ireland
iShares FTSE 100 UCITS ETF, Inc.	(17,486)	(190,271)	4,318

Italy
Assicurazioni Generali SpA	(10,196)	(226,122)	5,412
Telecom Italia SpA	(247,130)	(225,805)	(49,171)
			(43,759)
Spain
Distribuidora Internacional de Alimentacion SA	(100,113)	(827,735)	3,558
Telefonica SA	(77,033)	(1,214,597)	26,045
			29,603
Sweden
Telefonaktiebolaget LM Ericsson	(10,073)	(117,756)	(5,247)

United Kingdom
AMEC PLC	(12,412)	(219,258)	9,096
Bunzl PLC	(11,786)	(258,783)	(10,142)
G4S PLC	(64,810)	(256,848)	2,428
Liberty Global PLC Series A	(24,017)	(1,908,953)	(10,713)
Liberty Global PLC Series C	(17,617)	(1,348,825)	(48,723)
Reckitt Benckiser Group PLC	(21,121)	(1,632,794)	48,483
			(9,571)
United States
Endo Health Solutions, Inc.	(40,009)	(2,264,355)	(371,438)

Total Short Positions of Portfolio Swap			(452,770)

Total Long and Short Positions of Portfolio Swap			(449,628)

Financing Costs and Other Receivables			101,815

Swap, at Value			$(347,813)

(a) Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.

At January 31, 2014, open forward contracts for Long Short Multi-Manager were as follows:

Buy	Counterparty	Contracts to Receive	In Exchange For	Settlement Date	Value	Net Unrealized Appreciation (Depreciation)
Australian Dollar	J.P. Morgan	600	$533	02/20/14	$525	$(8)
Danish Krone	J.P. Morgan	181,700	33,164	02/20/14	32,848	(316)
Euro	J.P. Morgan	33,600	45,763	02/20/14	45,317	(446)
Hong Kong Dollar	J.P. Morgan	6,100	787	02/20/14	786	(1)
Japanese Yen	J.P. Morgan	4,753,956	45,707	02/20/14	46,533	826
Norwegian Krone	J.P. Morgan	124,500	20,161	02/20/14	19,822	(339)
Pound Sterling	J.P. Morgan	5,000	8,267	02/20/14	8,219	(48)
South African Rand	J.P. Morgan	207,100	18,840	02/20/14	18,595	(245)
Swiss Franc	J.P. Morgan	21,000	23,262	02/20/14	23,165	(97)
Thai Baht	J.P. Morgan	60,600	1,825	02/20/14	1,834	9
Total						$(665)

Notes to Schedule of Investments (Unaudited) (cont’d)

Sell	Counterparty	Contracts to Deliver	In Exchange For	Settlement Date	Value	Net Unrealized Appreciation (Depreciation)
Australian Dollar	J.P. Morgan	42,700	$37,887	02/20/14	$37,331	$556
Danish Krone	J.P. Morgan	116,800	21,305	02/20/14	21,115	190
Euro	J.P. Morgan	131,200	178,755	02/20/14	176,950	1,805
Euro	J.P. Morgan	65,000	88,821	02/28/14	87,666	1,155
Hong Kong Dollar	J.P. Morgan	316,300	40,778	02/20/14	40,741	37
Japanese Yen	J.P. Morgan	9,586,600	91,409	02/20/14	93,836	(2,427)
Japanese Yen	J.P. Morgan	11,672,100	114,298	02/28/14	114,254	44
New Zealand Dollar	J.P. Morgan	6,000	4,893	02/20/14	4,847	46
Norwegian Krone	J.P. Morgan	124,500	20,265	02/20/14	19,822	443
Philippine Peso	J.P. Morgan	2,365,100	53,158	02/20/14	52,172	986
Pound Sterling	J.P. Morgan	5,600	9,175	02/20/14	9,205	(30)
Pound Sterling	J.P. Morgan	22,000	36,436	02/28/14	36,160	276
South African Rand	J.P. Morgan	581,800	55,657	02/20/14	52,239	3,418
Thai Baht	J.P. Morgan	777,100	23,504	02/20/14	23,521	(17)
Total						$6,482

At January 31, 2014, the outstanding equity swaps* for Long Short Multi-Manager were as follows:

Counterparty	Description	Value†

JPMorgan Chase Bank, N.A.	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	$516

* The following table represents the individual long and short positions and related values within the equity swaps as of January 31, 2014.

			Net Unealized
Reference		Notional(a)	Appreciation
Entity	Shares	Value	(Depreciation)

Long Positions

France
AXA SA	930	$24,838	$(379)

Nigeria
Lekoil Ltd.	1,910	1,916	313

Switzerland
Glencore Xstrata PLC	3,480	18,962	(512)

United Kingdom
Amerisur Resources PLC	8,080	7,081	(307)
Anglo American PLC	1,220	25,381	3,419
British American Tobacco PLC	490	24,806	(1,317)
Infinis Energy PLC	4,560	18,107	1,271
Rexam PLC	2,340	19,773	(808)
Tate & Lyle PLC	2,390	31,317	(1,556)
Tullow Oil PLC	1,330	18,692	(1,408)
			(706)

Total Long Positions of Portfolio Swap			(1,284)

Short Positions

France
Bureau Veritas SA	(680)	(18,735)	1,039
Valeo SA	(176)	(18,905)	(771)
			268
Spain
Distribuidora Internacional de Alimentacion SA	(1,460)	(12,090)	70
Telefonica SA	(1,120)	(17,825)	544
			614
United Kingdom
Bunzl PLC	(170)	(3,914)	35
Catlin Group Ltd.	(460)	(4,284)	295
G4S PLC	(950)	(3,903)	174
Hiscox Ltd.	(350)	(3,982)	311
Reckitt Benckiser Group PLC	(310)	(24,245)	992
			1,807

Total Short Positions of Portfolio Swap			2,689

Total Long and Short Positions of Portfolio Swap			1,405

Financing Costs and Other Payables			(889)

Swap, at Value			$516

(a) Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.

JANUARY 31, 2014

Schedule of Investments Dynamic Real Return Fund
(Unaudited)

NUMBER OF SHARES		VALUE($)†

Common Stocks (42.0%)

Chemicals (7.9%)
645	Air Products & Chemicals, Inc.	67,815
212	Airgas, Inc.	21,887
200	CF Industries Holdings, Inc.	46,172
3,655	Dow Chemical Co.	166,339
2,849	E. I. du Pont de Nemours & Co.	173,817
464	Eastman Chemical Co.	36,173
809	Ecolab, Inc.	81,337
425	FMC Corp.	30,018
248	International Flavors & Fragrances, Inc.	21,497
1,128	LyondellBasell Industries NV Class A	88,841
1,656	Monsanto Co.	176,447
852	Mosaic Co.	38,050
435	PPG Industries, Inc.	79,327
923	Praxair, Inc.	115,117
262	Sherwin-Williams Co.	48,014
372	Sigma-Aldrich Corp.	34,585
		1,225,436
Construction Materials (0.2%)
404	Vulcan Materials Co.	24,939

Containers & Packaging (0.6%)
470	Ball Corp.	24,059
316	Bemis Co., Inc.	12,169
534	MeadWestvaco Corp.	19,262
501	Owens-Illinois, Inc.	16,052	*
602	Sealed Air Corp.	18,776
		90,318
Energy Equipment & Services (1.7%)
414	Baker Hughes, Inc.	23,449
232	Cameron International Corp.	13,913	*
65	Diamond Offshore Drilling, Inc.	3,155
223	Ensco PLC Class A	11,232
220	FMC Technologies, Inc.	10,877	*
870	Halliburton Co.	42,639
98	Helmerich & Payne, Inc.	8,628
280	Nabors Industries Ltd.	4,782
410	National Oilwell Varco, Inc.	30,754
238	Noble Corp. PLC	7,385
116	Rowan Cos. PLC Class A	3,639	*
1,252	Schlumberger Ltd.	109,638
		270,091
Gas Utilities (0.6%)
2,000	Suburban Propane Partners LP	88,600

Hotels, Restaurants & Leisure (0.6%)
1,700	Cedar Fair LP	84,558
600	Hilton Worldwide Holdings, Inc.	12,990	*
		97,548
Household Durables (0.2%)
1,720	TRI Pointe Homes, Inc.	30,341	*

Metals & Mining (1.6%)
3,291	Alcoa, Inc.	37,879
322	Allegheny Technologies, Inc.	10,124
484	Cliffs Natural Resources, Inc.	9,351
3,082	Freeport-McMoRan Copper & Gold, Inc.	99,888
1,633	Newmont Mining Corp.	35,273
976	Nucor Corp.	47,189
457	United States Steel Corp.	11,932
		251,636
Multi-Utilities (0.2%)
1,600	CenterPoint Energy, Inc.	37,440

Oil, Gas & Consumable Fuels (17.6%)
1,800	Alliance Holdings GP LP	112,554
461	Anadarko Petroleum Corp.	37,198
373	Apache Corp.	29,937
2,400	Boardwalk Pipeline Partners LP	59,088
378	Cabot Oil & Gas Corp.	15,113
486	Chesapeake Energy Corp.	13,078
1,800	Chevron Corp.	200,934
1,126	ConocoPhillips	73,134
204	CONSOL Energy, Inc.	7,619
5,500	Crestwood Equity Partners LP	71,610
4,176	Crestwood Midstream Partners LP	96,466
360	Denbury Resources, Inc.	5,785	*
350	Devon Energy Corp.	20,727
4,100	Energy Transfer Equity LP	171,052
2,100	Enterprise Products Partners	139,398
253	EOG Resources, Inc.	41,806
140	EQT Corp.	12,993
4,257	Exxon Mobil Corp.	392,325
270	Hess Corp.	20,382
584	Kinder Morgan, Inc.	19,862
666	Marathon Oil Corp.	21,838
308	Marathon Petroleum Corp.	26,811
167	Murphy Oil Corp.	9,454
130	Newfield Exploration Co.	3,220	*
2,100	NGL Energy Partners LP	73,479
334	Noble Energy, Inc.	20,818
1,700	NuStar GP Holdings LLC	47,821
751	Occidental Petroleum Corp.	65,765
1,600	ONEOK, Inc.	109,584
257	Peabody Energy Corp.	4,382
594	Phillips 66	43,416
120	Pioneer Natural Resources Co.	20,318
4,200	PVR Partners LP	117,768
165	QEP Resources, Inc.	5,097
151	Range Resources Corp.	13,015
5,800	Regency Energy Partners LP	159,094
1,600	Southcross Energy Partners LP	28,544
325	Southwestern Energy Co.	13,224	*
2,410	Spectra Energy Corp.	86,640
900	Spectra Energy Partners LP	39,870
850	Teekay LNG Partners LP	34,400
1,700	Teekay Offshore Partners LP	53,516
131	Tesoro Corp.	6,749
524	Valero Energy Corp.	26,776
600	Western Gas Partners LP	35,676
3,021	Williams Cos., Inc.	122,320
182	WPX Energy, Inc.	3,467	*
		2,734,123
Paper & Forest Products (0.4%)
1,334	International Paper Co.	63,685

Real Estate Investment Trusts (10.0%)
1,225	Altisource Residential Corp.	36,750
800	American Homes 4 Rent Class A	13,344	ñ
2,220	American Homes 4 Rent Class A	37,030
1,570	American Residential Properties, Inc.	29,045	*
1,330	American Tower Corp.	107,570
575	AvalonBay Communities, Inc.	71,013
525	Boston Properties, Inc.	56,747
500	Camden Property Trust	30,910
1,380	CBL & Associates Properties, Inc.	23,446
885	Corporate Office Properties Trust	21,992
1,565	Cousins Properties, Inc.	16,824
2,020	DDR Corp.	31,653
1,410	Douglas Emmett, Inc.	35,856
420	EastGroup Properties, Inc.	24,923
1,375	Equity Residential	76,148
325	Federal Realty Investment Trust	35,425
2,470	General Growth Properties, Inc.	49,746
777	HCP, Inc.	30,420
525	Health Care REIT, Inc.	30,408
695	Highwoods Properties, Inc.	25,812
2,740	Host Hotels & Resorts, Inc.	50,389
1,065	LaSalle Hotel Properties	32,759
520	OMEGA Healthcare Investors, Inc.	16,609
565	Post Properties, Inc.	26,516
1,475	Prologis, Inc.	57,171
380	Public Storage	59,884
1,035	QTS Realty Trust, Inc. Class A	23,484
350	Regency Centers Corp.	16,849
1,135	Simon Property Group, Inc.	175,743
325	SL Green Realty Corp.	30,475
385	Taubman Centers, Inc.	25,033
1,120	Terreno Realty Corp.	19,342
985	Urstadt Biddle Properties, Inc. Class A	18,479
1,160	Ventas, Inc.	72,372
925	Vornado Realty Trust	84,943
2,055	Weyerhaeuser Co.	61,403
		1,556,513
Real Estate Management & Development (0.4%)
860	Brookfield Asset Management, Inc. Class A	32,637
1,880	Forest City Enterprises, Inc. Class A	34,197	*
		66,834
Specialty Retail (0.0%)
58	CST Brands, Inc.	1,852
41	Murphy USA, Inc.	1,589	*
		3,441

Total Common Stocks (Cost $5,966,740)			6,540,945

Principal Amounta

Government Securities (14.2%)

Sovereign (14.2%)
AUD	45,000	Australia Government Bond, Senior Unsecured Notes, 1.25%, due 2/21/22	40,519
AUD	160,000	Australia Government Bond, Senior Unsecured Notes, 2.50%, due 9/20/30	165,425
CAD	148,055	Canadian Government Bond, Bonds, 4.25%, due 12/1/21	173,883
EUR	258,188	France Government Bond OAT, Bonds, 0.25%, due 7/25/24	334,296
EUR	37,902	Italy Buoni Poliennali Del Tesoro, Bonds, 2.55%, due 9/15/41	46,032
EUR	119,151	Italy Buoni Poliennali Del Tesoro, Senior Unsecured Notes, 2.35%, due 9/15/35	150,439
EUR	352,758	Italy Buoni Poliennali Del Tesoro, Senior Unsecured Notes, 2.60%, due 9/15/23	478,536
NZD	180,000	New Zealand Government Bond, Senior Unsecured Notes, 2.00%, due 9/20/25	139,095
SEK	1,185,000	Sweden Government Bond, Bonds, 0.25%, due 6/1/22	176,552
GBP	41,596	United Kingdom Gilt Inflation Linked Bonds, 0.13%, due 3/22/24	70,459
GBP	222,978	United Kingdom Gilt Inflation Linked Bonds, 0.13%, due 3/22/29	370,879
GBP	35,000	United Kingdom Gilt Inflation Linked Bonds, 0.13%, due 3/22/44	58,405

Total Government Securities (Cost $2,236,894)		2,204,520

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (10.3%)
50,079	U.S. Treasury Inflation Indexed Bonds, 0.38%, due 7/15/23	49,906
86,173	U.S. Treasury Inflation Indexed Bonds, 0.63%, due 2/15/43	71,530
216,955	U.S. Treasury Inflation Indexed Bonds, 1.75%, due 1/15/28	241,312
130,276	U.S. Treasury Inflation Indexed Bonds, 2.13%, due 1/15/19	147,395
91,664	U.S. Treasury Inflation Indexed Bonds, 2.13%, due 2/15/40	109,281
55,644	U.S. Treasury Inflation Indexed Bonds, 2.38%, due 1/15/25	66,134
134,696	U.S. Treasury Inflation Indexed Bonds, 3.88%, due 4/15/29	191,236
257,455	U.S. Treasury Inflation Indexed Notes, 0.13%, due 1/15/22	254,358
277,695	U.S. Treasury Inflation Indexed Notes, 0.13%, due 1/15/23	270,536
191,794	U.S. Treasury Inflation Indexed Notes, 1.13%, due 1/15/21	205,938

Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $1,711,389)		1,607,626

NUMBER OF SHARES

Mutual Funds (31.3%)
84,767	Neuberger Berman Emerging Markets Equity Fund Institutional Class	1,310,748	§
89,156	Neuberger Berman Floating Rate Income Fund Institutional Class	918,388	§
133,801	Neuberger Berman High Income Bond Fund Institutional Class	1,256,262	§
156,470	Neuberger Berman Risk Balanced Commodity Strategy Fund Institutional Class	1,389,434	*§

Total Mutual Funds (Cost $5,085,276)		4,874,832

Exchange Traded Funds (1.5%)
2,313	Energy Select Sector SPDR Fund	192,858
805	Materials Select Sector SPDR Trust	35,452

Total Exchange Traded Funds (Cost $226,546)		228,310

Short-Term Investments (0.3%)
38,117	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $38,117)	38,117

Total Investments (99.6%) (Cost $15,264,962)		15,494,350	##
Cash, receivables and other assets, less liabilities (0.4%)		65,604	±

Total Net Assets (100.0%)		$15,559,954

See Notes to Schedule of Investments

JANUARY 31, 2014

Schedule of Investments Flexible Select Fund
(Unaudited)

NUMBER OF SHARES		VALUE($)†

Common Stocks (86.1%)

Aerospace & Defense (3.0%)
7,891	Boeing Co.	988,427
6,209	General Dynamics Corp.	629,034
6,419	Honeywell International, Inc.	585,605
85	L-3 Communications Holdings, Inc.	9,441
84	Lockheed Martin Corp.	12,676
699	Precision Castparts Corp.	178,070
901	Raytheon Co.	85,658
1,600	Textron, Inc.	56,800
1,080	United Technologies Corp.	123,142
		2,668,853
Air Freight & Logistics (0.6%)
1,257	FedEx Corp.	167,583
3,604	United Parcel Service, Inc. Class B	343,209
		510,792
Airlines (0.7%)
2,011	American Airlines Group, Inc.	67,469	*
13,197	Delta Air Lines, Inc.	403,960
3,093	United Continental Holdings, Inc.	141,783	*
		613,212
Auto Components (0.3%)
3,265	BorgWarner, Inc.	175,330
1,074	Delphi Automotive PLC	65,396
		240,726
Automobiles (0.7%)
17,957	General Motors Co.	647,889	*

Beverages (1.4%)
2,309	Anheuser-Busch InBev NV ADR	221,410
959	Beam, Inc.	79,885
12,410	Coca-Cola Co.	469,346
3,161	Dr Pepper Snapple Group, Inc.	151,348
3,516	PepsiCo, Inc.	282,546
		1,204,535
Biotechnology (1.2%)
3,468	Amgen, Inc.	412,518
1,148	Celgene Corp.	174,416	*
1,571	Regeneron Pharmaceuticals, Inc.	453,375	*
381	Vertex Pharmaceuticals, Inc.	30,114	*
		1,070,423
Capital Markets (1.0%)
934	BlackRock, Inc.	280,639
2,308	Franklin Resources, Inc.	120,039
1,673	Goldman Sachs Group, Inc.	274,573
1,317	Golub Capital BDC, Inc.	24,101
1,848	Invesco Ltd.	61,446
1,194	T. Rowe Price Group, Inc.	93,657
		854,455
Chemicals (3.0%)
551	Air Products & Chemicals, Inc.	57,932
3,659	Ashland, Inc.	339,592
2,180	E. I. du Pont de Nemours & Co.	133,002
783	Eastman Chemical Co.	61,043
3,445	Ecolab, Inc.	346,360
949	International Flavors & Fragrances, Inc.	82,259
841	Methanex Corp.	50,393
3,120	Minerals Technologies, Inc.	161,242
2,816	Monsanto Co.	300,045
2,816	Mosaic Co.	125,762
2,268	Praxair, Inc.	282,865
1,295	Scotts Miracle-Gro Co. Class A	76,910
4,048	Sensient Technologies Corp.	198,028
312	Sherwin-Williams Co.	57,177
3,646	WR Grace & Co.	343,891	*
		2,616,501
Commercial Banks (1.4%)
1,762	BankUnited, Inc.	54,798
1,988	CIT Group, Inc.	92,541
8,322	Itau Unibanco Holding SA ADR, Preference Shares	101,861
1,197	M&T Bank Corp.	133,478
597	PNC Financial Services Group, Inc.	47,688
608	Texas Capital Bancshares, Inc.	36,158	*
8,524	U.S. Bancorp	338,659
9,409	Wells Fargo & Co.	426,604
		1,231,787
Commercial Services & Supplies (1.7%)
6,812	ADT Corp.	204,633
10,538	Covanta Holding Corp.	189,684
5,509	Healthcare Services Group, Inc.	149,459
15,640	Pitney Bowes, Inc.	393,815
1,972	Stericycle, Inc.	230,842	*
4,843	Tetra Tech, Inc.	142,917	*
4,575	Tyco International Ltd.	185,242
		1,496,592
Communications Equipment (0.3%)
2,973	Arris Group, Inc.	77,001	*
9,945	Cisco Systems, Inc.	217,895
		294,896
Computers & Peripherals (2.5%)
2,360	Apple, Inc.	1,181,416
29,779	EMC Corp.	721,843
4,616	SanDisk Corp.	321,043
		2,224,302
Construction & Engineering (0.3%)
1,135	Chicago Bridge & Iron Co. NV	85,113
4,364	Quanta Services, Inc.	136,026	*
		221,139
Consumer Finance (0.9%)
9,605	American Express Co.	816,617

Containers & Packaging (0.8%)
1,687	Packaging Corp. of America	108,980
17,916	Sealed Air Corp.	558,800
		667,780
Diversified Consumer Services (0.1%)
1,442	Sotheby's	69,101

Diversified Financial Services (2.7%)
5,526	Berkshire Hathaway, Inc. Class B	616,702	*
2,723	Citigroup, Inc.	129,152
1,812	CME Group, Inc.	135,465
860	IntercontinentalExchange Group, Inc.	179,559
23,002	JPMorgan Chase & Co.	1,273,391
781	Moody's Corp.	58,247
		2,392,516
Diversified Telecommunication Services (0.3%)
4,116	BCE Inc.	172,748
2,150	tw telecom, Inc.	63,339	*
		236,087
Electric Utilities (1.6%)
410	El Paso Electric Co.	14,936
12,187	Great Plains Energy, Inc.	300,775
2,827	ITC Holdings Corp.	292,595
5,331	NextEra Energy, Inc.	490,079
3,275	Northeast Utilities	143,445
1,315	NRG Yield, Inc. Class A	51,206
1,504	OGE Energy Corp.	51,241
1,153	Pinnacle West Capital Corp.	60,683
		1,404,960
Electrical Equipment (0.7%)
3,896	ABB Ltd. ADR	96,777	*
2,911	Eaton Corp. PLC	212,765
1,384	Generac Holdings, Inc.	66,612
1,249	Rockwell Automation, Inc.	143,435
655	Roper Industries, Inc.	89,892
		609,481
Electronic Equipment, Instruments & Components (0.5%)
16,319	Corning, Inc.	280,850
1,644	Dolby Laboratories, Inc. Class A	67,387	*
2,422	National Instruments Corp.	70,238
1,770	Universal Display Corp.	57,490	*
		475,965
Energy Equipment & Services (2.4%)
1,562	Dresser-Rand Group, Inc.	89,034	*
2,713	Ensco PLC Class A	136,654
2,303	FMC Technologies, Inc.	113,860	*
30,111	McDermott International, Inc.	251,126	*
4,096	Rowan Cos. PLC Class A	128,491	*
14,272	Schlumberger Ltd.	1,249,799
5,097	Seadrill Ltd.	182,014
		2,150,978
Food & Staples Retailing (1.2%)
3,149	Costco Wholesale Corp.	353,822
3,174	CVS Caremark Corp.	214,943
4,715	Safeway, Inc.	147,297
3,306	Walgreen Co.	189,599
2,031	Whole Foods Market, Inc.	106,140
		1,011,801
Food Products (2.2%)
2,174	Bunge Ltd.	164,702
6,703	ConAgra Foods, Inc.	213,088
8,288	Kraft Foods Group, Inc.	433,877
734	McCormick & Co., Inc.	47,108
1,662	Mead Johnson Nutrition Co.	127,791
9,184	Mondelez International, Inc. Class A	300,776
2,673	Nestle SA ADR	194,194
3,060	Unilever NV	114,261
14,377	WhiteWave Foods Co. Class A	348,067	*
		1,943,864
Gas Utilities (0.1%)
1,747	National Fuel Gas Co.	131,654

Health Care Equipment & Supplies (2.5%)
2,759	Abbott Laboratories	101,145
718	Becton, Dickinson & Co.	77,630
3,133	C.R. Bard, Inc.	406,005
1,004	Cooper Cos., Inc.	124,777
4,657	Covidien PLC	317,794
954	Edwards Lifesciences Corp.	62,124	*
2,613	Hill-Rom Holdings, Inc.	94,774
2,968	IDEXX Laboratories, Inc.	339,124	*
4,678	Medtronic, Inc.	264,588
4,185	Sirona Dental Systems, Inc.	301,069	*
731	Zimmer Holdings, Inc.	68,692
		2,157,722
Health Care Providers & Services (2.5%)
1,282	Aetna, Inc.	87,599
3,595	Cardinal Health, Inc.	244,532
2,599	DaVita HealthCare Partners, Inc.	168,753	*
9,409	Express Scripts Holding Co.	702,758	*
3,304	HCA Holdings, Inc.	166,092	*
1,783	Henry Schein, Inc.	204,849	*
932	Laboratory Corporation of America Holdings	83,722	*
1,373	McKesson Corp.	239,465
5,497	VCA Antech, Inc.	175,574	*
1,309	WellPoint, Inc.	112,574
		2,185,918
Hotels, Restaurants & Leisure (2.0%)
7,719	Arcos Dorados Holdings, Inc. Class A	68,390
2,105	Darden Restaurants, Inc.	104,071
5,007	Dunkin' Brands Group, Inc.	232,976
3,021	Hyatt Hotels Corp. Class A	144,374	*
2,758	Las Vegas Sands Corp.	211,042
5,515	McDonald's Corp.	519,348
6,714	SeaWorld Entertainment, Inc.	217,668
1,843	Starbucks Corp.	131,074
13,803	Wendy's Co.	125,193
		1,754,136
Household Durables (0.9%)
2,071	Jarden Corp.	125,192	*
6,069	Lennar Corp. Class A	243,731
8,245	Newell Rubbermaid, Inc.	254,771
3,183	Toll Brothers, Inc.	116,975	*
689	Tupperware Brands Corp.	53,990
		794,659
Household Products (1.3%)
2,967	Church & Dwight Co., Inc.	191,609
438	Kimberly-Clark Corp.	47,904
11,929	Procter & Gamble Co.	914,000
		1,153,513
Independent Power Producers & Energy Traders (0.4%)
6,462	AES Corp.	90,856
13,241	Calpine Corp.	251,314	*
989	TransAlta Renewables, Inc.	10,114
		352,284
Industrial Conglomerates (1.7%)
4,380	3M Co.	561,472
5,996	Danaher Corp.	446,043
13,226	General Electric Co.	332,369
5,350	Koninklijke Philips NV	185,645
		1,525,529
Insurance (2.1%)
2,881	Allstate Corp.	147,507
1,885	American International Group, Inc.	90,405
5,538	Aon PLC	445,587
714	Assurant, Inc.	46,660
200	Enstar Group Ltd.	24,792	*
1,588	Lincoln National Corp.	76,272
997	Loews Corp.	44,456
3,535	Marsh & McLennan Cos., Inc.	161,585
4,628	MetLife, Inc.	227,003
5,947	Progressive Corp.	138,208
1,901	Reinsurance Group of America, Inc.	141,948
3,143	Travelers Cos., Inc.	255,463
2,648	Unum Group	85,266
		1,885,152
Internet & Catalog Retail (0.3%)
845	Amazon.com, Inc.	303,093	*

Internet Software & Services (2.3%)
15,790	eBay, Inc.	840,028	*
976	Google, Inc. Class A	1,152,627	*
		1,992,655
IT Services (3.1%)
1,037	Accenture PLC Class A	82,835
7,180	Amdocs Ltd.	310,607
2,105	Automatic Data Processing, Inc.	161,243
1,827	Fiserv, Inc.	102,403	*
7,405	Genpact Ltd.	125,663	*
7,101	IBM Corp.	1,254,605
2,130	MasterCard, Inc. Class A	161,198
8,091	VeriFone Systems, Inc.	234,720	*
1,555	Visa, Inc. Class A	334,994
		2,768,268
Leisure Equipment & Products (0.3%)
2,886	Mattel, Inc.	109,206
1,081	Polaris Industries, Inc.	135,341
		244,547
Life Sciences Tools & Services (0.1%)
1,219	Charles River Laboratories International, Inc.	68,910	*
357	Thermo Fisher Scientific, Inc.	41,105
		110,015
Machinery (0.9%)
2,703	Deere & Co.	232,350
1,141	Dover Corp.	98,765
1,408	Ingersoll-Rand PLC	82,776
1,457	Mueller Industries, Inc.	90,684
911	Pall Corp.	72,971
2,311	Pentair Ltd.	171,776
381	Valmont Industries, Inc.	55,771
		805,093
Media (3.3%)
5,745	Comcast Corp. Class A	312,815
5,127	Comcast Corp. Class A Special	268,398
1,191	Discovery Communications, Inc. Class C	87,801	*
1,843	Lions Gate Entertainment Corp.	59,584
9,749	News Corp. Class A	155,594	*
2,163	Omnicom Group, Inc.	156,991
8,607	Pearson PLC	157,337
4,876	Pearson PLC ADR	89,182
7,917	Regal Entertainment Group Class A	154,381
940	Scripps Networks Interactive, Inc. Class A	68,169
1,269	Thomson Reuters Corp.	45,760
1,138	Time Warner, Inc.	71,501
939	Tribune Co.	69,956	*
5,408	Twenty-First Century Fox, Inc. Class A	172,083
6,413	Viacom, Inc. Class B	526,507
6,681	Walt Disney Co.	485,107
		2,881,166
Metals & Mining (0.7%)
2,110	Allegheny Technologies, Inc.	66,339
3,718	Carpenter Technology Corp.	216,053
3,578	Dominion Diamond Corp.	51,988	*
7,029	Goldcorp, Inc.	174,952
2,061	Nucor Corp.	99,649
		608,981
Multi-Utilities (0.8%)
2,513	Alliant Energy Corp.	130,576
6,692	Ameren Corp.	253,225
7,556	CenterPoint Energy, Inc.	176,810
2,325	Wisconsin Energy Corp.	99,208
		659,819
Multiline Retail (0.3%)
1,830	Kohl's Corp.	92,653
2,677	Macy's, Inc.	142,417
1,165	Nordstrom, Inc.	66,929
		301,999
Oil, Gas & Consumable Fuels (8.9%)
6,418	Anadarko Petroleum Corp.	517,868
2,892	Antero Resources Corp.	169,876	*
515	Apache Corp.	41,334
6,991	BG Group PLC	117,453
1,197	BG Group PLC ADR	20,122
19,236	Cabot Oil & Gas Corp.	769,055
8,587	Cenovus Energy, Inc.	224,550
658	Cheniere Energy, Inc.	28,913	*
758	Chevron Corp.	84,616
2,638	ConocoPhillips	171,338
552	Continental Resources, Inc.	60,830	*
1,699	Denbury Resources, Inc.	27,303	*
1,339	Devon Energy Corp.	79,296
4,302	Enbridge, Inc.	180,641
4,829	EOG Resources, Inc.	797,944
4,387	Exxon Mobil Corp.	404,306
1,260	GasLog Ltd.	26,410
14,767	Occidental Petroleum Corp.	1,293,146
3,123	Pioneer Natural Resources Co.	528,786
2,416	QEP Resources, Inc.	74,630
14,854	Range Resources Corp.	1,280,266
2,427	Royal Dutch Shell PLC ADR	167,706
1,767	Southwestern Energy Co.	71,899	*
1,306	Targa Resources Corp.	117,919
7,586	Teekay Corp.	410,934
2,103	Whiting Petroleum Corp.	122,773	*
		7,789,914
Paper & Forest Products (0.2%)
2,801	International Paper Co.	133,720

Personal Products (0.4%)
4,318	Estee Lauder Cos., Inc. Class A	296,819
793	Nu Skin Enterprises, Inc. Class A	67,524
		364,343
Pharmaceuticals (6.2%)
4,173	AbbVie, Inc.	205,437
1,481	Allergan, Inc.	169,723
3,733	AstraZeneca PLC ADR	237,045
26,168	Bristol-Myers Squibb Co.	1,307,615
11,299	Johnson & Johnson	999,623
3,325	Merck & Co., Inc.	176,125
5,347	Novartis AG ADR	422,787
39,413	Pfizer, Inc.	1,198,155
455	Roche Holding AG	125,111
1,854	Roche Holding AG ADR	127,184
3,964	Sanofi ADR	193,840
2,792	Teva Pharmaceutical Industries Ltd. ADR	124,607
6,656	Zoetis, Inc.	202,076
		5,489,328
Professional Services (0.8%)
1,385	IHS, Inc. Class A	157,073	*
8,236	Nielsen Holdings NV	348,300
3,494	Verisk Analytics, Inc. Class A	223,127	*
		728,500
Real Estate Investment Trusts (2.1%)
6,008	American Tower Corp.	485,927
785	Annaly Capital Management, Inc.	8,455
3,995	Ares Commercial Real Estate Corp.	53,253
3,561	Corrections Corporation of America	119,543
1,244	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	16,458
3,470	Plum Creek Timber Co., Inc.	149,453
19,492	Starwood Property Trust, Inc.	588,658
1,528	Vornado Realty Trust	140,316
8,544	Weyerhaeuser Co.	255,295
		1,817,358
Real Estate Management & Development (0.2%)
5,411	Brookfield Asset Management, Inc. Class A	205,347

Road & Rail (2.1%)
7,915	Avis Budget Group, Inc.	298,475	*
291	Canadian National Railway Co.	15,569
1,123	Canadian Pacific Railway Ltd.	170,112
5,002	CSX Corp.	134,604
18,901	Hertz Global Holdings, Inc.	491,804	*
2,062	J.B. Hunt Transport Services, Inc.	154,753
555	Kansas City Southern	58,602
2,037	Norfolk Southern Corp.	188,606
1,906	Union Pacific Corp.	332,101
		1,844,626
Semiconductors & Semiconductor Equipment (1.4%)
5,733	Altera Corp.	191,654
1,350	ASML Holding NV	114,250
10,757	Intel Corp.	263,977
2,914	Microchip Technology, Inc.	130,722
1,878	Skyworks Solutions, Inc.	56,810	*
10,405	Texas Instruments, Inc.	441,172
		1,198,585
Software (3.6%)
7,911	Activision Blizzard, Inc.	135,515
1,454	ANSYS, Inc.	114,183	*
911	Check Point Software Technologies Ltd.	59,607	*
7,049	Intuit, Inc.	516,339
46,275	Microsoft Corp.	1,751,509
3,840	NICE-Systems Ltd. ADR	151,488
5,597	Nuance Communications, Inc.	85,802	*
7,958	Oracle Corp.	293,650
2,644	Symantec Corp.	56,608
		3,164,701
Specialty Retail (1.8%)
1,419	Asbury Automotive Group, Inc.	66,721	*
5,620	Bed Bath & Beyond, Inc.	358,837	*
2,100	Foot Locker, Inc.	81,060
1,302	Gap, Inc.	49,580
3,682	Home Depot, Inc.	282,962
1,401	L Brands, Inc.	73,356
18,248	Office Depot, Inc.	89,233	*
2,181	PetSmart, Inc.	137,403
2,874	Tiffany & Co.	239,088
3,001	TJX Cos., Inc.	172,137
1,221	Zale Corp.	18,462	*
		1,568,839
Textiles, Apparel & Luxury Goods (0.5%)
1,767	Hanesbrands, Inc.	125,705
1,509	Luxottica Group SpA ADR	79,328
1,128	NIKE, Inc. Class B	82,175
1,290	PVH Corp.	155,922
		443,130
Thrifts & Mortgage Finance (0.1%)
5,931	People's United Financial, Inc.	84,279

Tobacco (0.1%)
1,552	Philip Morris International, Inc.	121,273

Trading Companies & Distributors (0.2%)
1,077	United Rentals, Inc.	87,172	*
300	W.W. Grainger, Inc.	70,344
		157,516
Transportation Infrastructure (0.1%)
5,463	Wesco Aircraft Holdings, Inc.	122,098	*

Water Utilities (0.2%)
3,482	American Water Works Co., Inc.	148,229

Wireless Telecommunication Services (0.1%)
1,417	SBA Communications Corp. Class A	131,427	*

Total Common Stocks (Cost $71,616,465)		75,804,668

Preferred Stocks (0.2%)

Commercial Banks (0.1%)
3,090	U.S. Bancorp, Ser. F, 6.50%	83,894

Marine (0.1%)
1,883	Seaspan Corp., Ser. C, 9.50%	49,617

Total Preferred Stocks (Cost $133,932)		133,511

Exchange Traded Funds (0.1%)
172	ProShares UltraShort 20+ Year Treasury	12,028	*
394	SPDR Gold Shares	47,315	*

Total Exchange Traded Funds (Cost $63,799)		59,343

Mutual Funds (6.8%)
580,232	Neuberger Berman Core Bond Fund Institutional Class (Cost $6,007,300)	6,022,089	§

Short-Term Investments (6.9%)
6,110,068	State Street Institutional Treasury Money Market Fund Institutional Class (Cost $6,110,068)	6,110,068

Total Investments (100.1%) (Cost $83,931,565)		88,129,679	##

Liabilities, less cash, receivables and other assets [(0.1%)]		(128,213)

Total Net Assets (100.0%)		$88,001,466

See Notes to Schedule of Investments

JANUARY 31, 2014

Schedule of Investments Global Allocation Fund
(Unaudited)

NUMBER OF SHARES		VALUE($)	†

Long Positions (98.5%)

Common Stocks (29.2%)

Australia (0.9%)
201,527	Arrium Ltd.	274,250

Austria (1.2%)
15,669	C.A.T. Oil AG	356,510

Bermuda (0.6%)
3,583	Assured Guaranty Ltd.	75,780
9,254	Maiden Holdings Ltd.	101,609
		177,389

Canada (1.7%)
25,095	BlackBerry Ltd.	237,713	*
8,575	Lightstream Resources Ltd.	47,812
4,177	MDC Partners, Inc. Class A	100,373
14,520	Trinidad Drilling Ltd.	120,593
		506,491

China (1.2%)
11,831	Greenlight Capital Re Ltd. Class A	380,130	*

Denmark (0.5%)
3,434	Schouw & Co.	150,832

Finland (0.5%)
7,660	Cramo OYJ	152,176

Italy (1.2%)
49,112	Cementir Holding SpA	293,829
1,878	Italmobiliare SpA	70,489	*
		364,318

Japan (1.7%)
2,600	Chudenko Corp.	46,671
4,800	Inabata & Co. Ltd.	54,075
10,000	Nippon Paper Industries Co. Ltd.	182,343
13,000	Nippon Seiki Co. Ltd.	245,826
		528,915

Sweden (1.2%)
50,587	Eniro AB	377,970	*

Switzerland (1.0%)
1,772	Autoneum Holding AG	306,848	*

United Kingdom (4.9%)
48,226	Ferrexpo PLC	120,504
14,195	Keller Group PLC	276,288
27,092	Pace PLC	159,129
23,421	RPS Group PLC	131,445
56,009	SVG Capital PLC	389,469	*
36,436	Trinity Mirror PLC	106,617	*
15,858	Xaar PLC	289,365
		1,472,817

United States (12.6%)
1,960	Alliant Techsystems, Inc.	281,652
19,829	American Equity Investment Life Holding Co.	435,246	È
1,692	American National Insurance Co.	175,968	È
5,919	Cirrus Logic, Inc.	103,642	*
11,354	CNO Financial Group, Inc.	192,337
15,817	Education Management Corp.	109,612	*
8,710	Ferro Corp.	109,572	*
22,287	Genworth Financial, Inc. Class A	328,733	*
2,463	Greenbrier Cos., Inc.	90,367	*
17,429	Kindred Healthcare, Inc.	330,105
3,259	Matador Resources Co.	63,355	*
5,132	Media General, Inc.	91,504	*È
10,707	MiMedx Group, Inc.	83,943	*
1,513	National Western Life Insurance Co.	330,061
8,675	Penn Virginia Corp.	104,013	*
9,540	Pilgrim's Pride Corp.	159,604	*È
19,090	Rite Aid Corp.	105,949	*È
14,143	Sanmina Corp.	236,471	*È
15,791	SkyWest, Inc.	205,441
1,845	Tutor Perini Corp.	41,697	*
11,691	Zeltiq Aesthetics, Inc.	239,549	*È
		3,818,821

Total Common Stocks (Cost $8,789,533)		8,867,467

Short-Term Investments (69.3%)
20,995,497	State Street Institutional Government Money Market Fund Institutional Class (Cost $20,995,497)	20,995,497	ØØ

Total Long Positions (98.5%) (Cost $29,785,030)		29,862,964	##
Cash, receivables and other assets, less liabilities (31.4%)		9,519,911	±
Short Positions (see summary below) ((29.9)%)		(9,072,693)

Total Net Assets (100.0%)		$30,310,182

Short Positions ((29.9)%)

Common Stocks Sold Short (29.9%)‡

Australia (1.0%)
(18,308)	Iluka Resources Ltd.	(140,675)
(17,272)	Newcrest Mining Ltd.	(145,866)
		(286,541)

Canada (1.4%)
(6,693)	Franco-Nevada Corp.	(324,810)
(4,350)	Goldcorp, Inc.	(108,540)
		(433,350)

Denmark (0.5%)
(4,635)	Vestas Wind Systems A/S	(152,478)	*

France (1.5%)
(6,010)	Remy Cointreau SA	(448,893)

Japan (1.7%)
(4,200)	Dwango Co. Ltd.	(107,045)
(9,700)	Kenedix, Inc.	(39,590)	*
(9,800)	Kyushu Electric Power Co., Inc.	(113,855)	*
(71,000)	Sharp Corp.	(246,002)	*
		(506,492)

Mexico (0.2%)
(5,771)	Fresnillo PLC	(73,002)

Spain (1.5%)
(12,504)	Distribuidora Internacional de Alimentacion SA	(102,939)
(896)	Grifols SA	(46,458)
(1,539)	Inditex SA	(229,774)
(12,535)	Prosegur Cia de Seguridad SA	(75,401)
		(454,572)

Sweden (1.3%)
(2,658)	Hennes & Mauritz AB	(114,574)
(11,601)	Lundin Petroleum AB	(200,451)	*
(6,794)	Volvo AB Class B	(90,014)
		(405,039)

Switzerland (1.0%)
(20,297)	Meyer Burger Technology AG	(307,818)	*

United Kingdom (4.4%)
(18,228)	Asia Resource Minerals PLC	(71,616)	*
(20,819)	Domino's Pizza Group PLC	(180,876)
(26,771)	Experian PLC	(457,692)
(36,326)	Imagination Technologies Group PLC	(103,010)	*
(12,142)	Ocado Group PLC	(104,392)	*
(34,606)	Telecity Group PLC	(406,755)
		(1,324,341)

United States (15.4%)
(1,222)	American Tower Corp.	(98,835)
(10,932)	Apartment Investment & Management Co. Class A	(305,768)
(382)	AvalonBay Communities, Inc.	(47,177)
(22,247)	Cobalt International Energy, Inc.	(364,183)	*
(3,448)	CONSOL Energy, Inc.	(128,783)
(260)	Equinix, Inc.	(48,152)	*
(1,606)	Federal Realty Investment Trust	(175,054)
(5,135)	Fusion-io, Inc.	(56,485)	*
(1,416)	Genomic Health, Inc.	(42,650)	*È
(48,443)	Glimcher Realty Trust	(414,672)
(8,647)	Health Care REIT, Inc.	(500,834)
(5,711)	Healthcare Trust of America, Inc. Class A	(61,279)
(46,422)	JC Penney Co., Inc.	(274,818)	*È
(1,421)	Macerich Co.	(80,429)
(605)	Medivation, Inc.	(48,158)	*
(895)	Pharmacyclics, Inc.	(119,098)	*
(2,210)	Regency Centers Corp.	(106,389)
(404)	Regeneron Pharmaceuticals, Inc.	(116,590)	*
(1,242)	Shutterfly, Inc.	(58,821)	*
(3,091)	Simon Property Group, Inc.	(478,611)
(16,995)	Southern Copper Corp.	(475,520)
(4,409)	Sun Communities, Inc.	(206,121)
(1,343)	Theravance, Inc.	(49,449)	*
(1,981)	Trulia, Inc.	(68,404)	*
(768)	Ulta Salon Cosmetics & Fragrance, Inc.	(65,825)	*
(2,694)	Ventas, Inc.	(168,079)
(1,518)	Vertex Pharmaceuticals, Inc.	(119,983)	*
		(4,680,167)

Total Short Positions (Proceeds $(9,446,820))		(9,072,693)

See Notes to Schedule of Investments

LONG POSITIONS BY INDUSTRY
Global Allocation Fund (Unaudited)

Industry	Investments at Value†	Percentage of Net Assets
Insurance	$2,019,864	6.7%
Media	676,464	2.2%
Auto Components	552,674	1.8%
Energy Equipment & Services	477,103	1.6%
Communications Equipment	396,842	1.3%
Metals & Mining	394,754	1.3%
Capital Markets	389,469	1.3%
Construction & Engineering	364,656	1.2%
Construction Materials	364,318	1.2%
Health Care Providers & Services	330,105	1.1%
Food Products	310,436	1.0%
Computers & Peripherals	289,365	1.0%
Aerospace & Defense	281,652	0.9%
Health Care Equipment & Supplies	239,549	0.8%
Electronic Equipment, Instruments & Components	236,471	0.8%
Oil, Gas & Consumable Fuels	215,180	0.7%
Trading Companies & Distributors	206,251	0.7%
Airlines	205,441	0.7%
Paper & Forest Products	182,343	0.6%
Commercial Services & Supplies	131,445	0.4%
Diversified Consumer Services	109,612	0.4%
Chemicals	109,572	0.3%
Food & Staples Retailing	105,949	0.3%
Semiconductors & Semiconductor Equipment	103,642	0.3%
Machinery	90,367	0.3%
Biotechnology	83,943	0.3%
Short-Term Investments and Other Assets-Net	30,515,408	100.7%
Short Positions (see summary below)	(9,072,693)	(29.9)%
	$30,310,182	100.0%

SHORT POSITIONS BY INDUSTRY
Global Allocation Fund (Unaudited)

Industry	Investments at Value†	Percentage of Net Assets
Real Estate Investment Trusts	$(2,643,248)	(8.7)%
Metals & Mining	(1,268,413)	(4.2)%
Oil, Gas & Consumable Fuels	(765,033)	(2.5)%
Biotechnology	(542,386)	(1.8)%
Internet Software & Services	(523,311)	(1.7)%
Professional Services	(457,692)	(1.5)%
Beverages	(448,893)	(1.5)%
Specialty Retail	(410,173)	(1.4)%
Machinery	(397,833)	(1.3)%
Multiline Retail	(274,818)	(0.9)%
Household Durables	(246,002)	(0.8)%
Hotels, Restaurants & Leisure	(180,875)	(0.6)%
Internet & Catalog Retail	(163,213)	(0.5)%
Electrical Equipment	(152,478)	(0.5)%
Electric Utilities	(113,855)	(0.4)%
Software	(107,045)	(0.4)%
Semiconductors & Semiconductor Equipment	(103,010)	(0.3)%
Food & Staples Retailing	(102,939)	(0.3)%
Commercial Services & Supplies	(75,401)	(0.2)%
Computers & Peripherals	(56,485)	(0.2)%
Real Estate Management & Development	(39,590)	(0.2)%
Total Common Stocks Sold Short	$(9,072,693)	(29.9)%

JANUARY 31, 2014

Schedule of Investments Long Short Fund
(Unaudited)

NUMBER OF SHARES		VALUE($)	†

Long Positions (99.2%)

Common Stocks (66.2%)

Aerospace & Defense (1.5%)
69,400	Boeing Co.	8,693,044
91,700	Precision Castparts Corp.	23,360,575
		32,053,619

Air Freight & Logistics (0.4%)
92,300	United Parcel Service, Inc. Class B	8,789,729

Airlines (2.1%)
1,438,000	Delta Air Lines, Inc.	44,017,180

Automobiles (1.6%)
956,020	General Motors Co.	34,493,202	*

Building Products (0.1%)
89,500	Ply Gem Holdings, Inc.	1,186,770	*

Capital Markets (0.4%)
29,000	BlackRock, Inc.	8,713,630

Chemicals (0.4%)
100,200	Ashland, Inc.	9,299,562

Commercial Banks (1.4%)
329,700	Fifth Third Bancorp	6,930,294	ØØ
198,300	U.S. Bancorp	7,878,459
310,000	Wells Fargo & Co.	14,055,400
		28,864,153

Commercial Services & Supplies (0.7%)
440,000	Copart, Inc.	15,083,200	*

Communications Equipment (0.2%)
231,500	Cisco Systems, Inc.	5,072,165

Computers & Peripherals (1.1%)
19,700	Apple, Inc.	9,861,820
200,600	SanDisk Corp.	13,951,730
		23,813,550

Diversified Consumer Services (0.2%)
166,250	K12, Inc.	3,649,188	*

Diversified Financial Services (2.8%)
393,100	Citigroup, Inc.	18,644,733
245,500	CME Group, Inc.	18,353,580
373,000	JPMorgan Chase & Co.	20,649,280
		57,647,593

Electric Utilities (3.1%)
1,272,500	Brookfield Infrastructure Partners LP	46,815,275
283,200	Northeast Utilities	12,404,160
130,000	NRG Yield, Inc. Class A	5,062,200
		64,281,635

Electronic Equipment, Instruments & Components (0.4%)
104,500	Amphenol Corp. Class A	9,078,960

Food & Staples Retailing (0.7%)
136,000	Costco Wholesale Corp.	15,280,960

Health Care Equipment & Supplies (1.8%)
189,800	C.R. Bard, Inc.	24,596,182
167,000	Sirona Dental Systems, Inc.	12,013,980	*
		36,610,162

Health Care Providers & Services (2.4%)
952,214	Accretive Health, Inc.	8,769,891	*
627,400	DaVita HealthCare Partners, Inc.	40,737,082	*
		49,506,973

Hotels, Restaurants & Leisure (3.1%)
630,000	Arcos Dorados Holdings, Inc. Class A	5,581,800
483,700	Dunkin' Brands Group, Inc.	22,506,561
712,800	Hilton Worldwide Holdings, Inc.	15,432,120	*
120,000	McDonald's Corp.	11,300,400
133,700	Wyndham Worldwide Corp.	9,484,678
		64,305,559

Household Durables (2.0%)
570,000	Lennar Corp. Class A	22,891,200
300,000	Newell Rubbermaid, Inc.	9,270,000
1,133,650	Standard Pacific Corp.	9,976,120	*
		42,137,320

Independent Power Producers & Energy Traders (0.0%)
35,700	Brookfield Renewable Energy Partners LP	941,052

Internet & Catalog Retail (0.5%)
107,400	Vipshop Holdings Ltd. ADS	11,286,666	*

Internet Software & Services (2.3%)
474,000	eBay, Inc.	25,216,800	*
19,400	Google, Inc. Class A	22,910,818	*
		48,127,618

IT Services (2.9%)
1,590,889	Genpact Ltd.	26,997,386	*
154,800	Visa, Inc. Class A	33,348,564
		60,345,950

Machinery (1.6%)
244,000	Ingersoll-Rand PLC	14,344,760
148,400	Nordson Corp.	10,287,088
54,100	Valmont Industries, Inc.	7,919,158
		32,551,006

Media (0.3%)
299,607	AMC Entertainment Holdings, Inc. Class A	6,402,602	*

Metals & Mining (2.1%)
911,000	ArcelorMittal	15,013,280
848,000	Steel Dynamics, Inc.	13,992,000
548,300	United States Steel Corp.	14,316,113
		43,321,393

Multi-Utilities (0.9%)
290,200	NiSource, Inc.	9,974,174
193,000	Wisconsin Energy Corp.	8,235,310
		18,209,484

Multiline Retail (0.3%)
92,000	Target Corp.	5,210,880

Oil, Gas & Consumable Fuels (7.2%)
1,430,000	Alpha Natural Resources, Inc.	8,122,400	*
300,000	Antero Resources Corp.	17,622,000	*
470,600	Athlon Energy, Inc.	14,353,300	*
370,400	Cabot Oil & Gas Corp.	14,808,592
42,200	Chevron Corp.	4,710,786
800,000	Enbridge, Inc.	33,592,000
51,000	Exxon Mobil Corp.	4,700,160
1,897,100	Forest Oil Corp.	5,786,155	*
120,000	MarkWest Energy Partners LP	8,422,800
518,700	Peabody Energy Corp.	8,843,835
667,600	Rice Energy, Inc.	15,701,952	*
281,500	Teekay Corp.	15,248,855
		151,912,835

Personal Products (0.4%)
129,900	Estee Lauder Cos., Inc. Class A	8,929,326

Pharmaceuticals (1.9%)
720,000	Bristol-Myers Squibb Co.	35,978,400
136,500	Pfizer, Inc.	4,149,600
		40,128,000

Professional Services (1.3%)
320,000	Nielsen Holdings NV	13,532,800
216,442	Verisk Analytics, Inc. Class A	13,821,986	*
		27,354,786
Real Estate Investment Trusts (1.4%)

200,000	General Growth Properties, Inc.	4,028,000
875,000	Weyerhaeuser Co.	26,145,000
		30,173,000

Real Estate Management & Development (1.2%)
624,000	Brookfield Asset Management, Inc. Class A	23,680,800
74,214	Brookfield Property Partners LP	1,406,355
		25,087,155

Road & Rail (1.8%)
200,280	Canadian Pacific Railway Ltd.	30,338,414
47,000	Union Pacific Corp.	8,189,280
		38,527,694

Semiconductors & Semiconductor Equipment (0.7%)
457,000	Altera Corp.	15,277,510

Software (1.3%)
745,000	Activision Blizzard, Inc.	12,761,850
265,934	MICROS Systems, Inc.	14,767,315	*
		27,529,165

Specialty Retail (4.9%)
335,000	Asbury Automotive Group, Inc.	15,751,700	*
200,000	Best Buy Co., Inc.	4,708,000
125,000	Container Store Group, Inc.	4,593,750	*
477,700	Home Depot, Inc.	36,711,245
70,500	Lumber Liquidators Holdings, Inc.	6,273,795	*
400,000	PetSmart, Inc.	25,200,000
133,000	Tractor Supply Co.	8,845,830
		102,084,320

Textiles, Apparel & Luxury Goods (3.1%)
90,000	Lululemon Athletica, Inc.	4,112,100	*
78,700	Michael Kors Holdings Ltd.	6,290,491	*
378,000	PVH Corp.	45,688,860
289,400	Wolverine World Wide, Inc.	8,074,260
		64,165,711

Tobacco (0.4%)
111,600	Philip Morris International, Inc.	8,720,424

Transportation Infrastructure (1.5%)
1,444,642	Wesco Aircraft Holdings, Inc.	32,287,749	*

Water Utilities (1.1%)
515,000	American Water Works Co., Inc.	21,923,550

Wireless Telecommunication Services (0.7%)
164,300	SBA Communications Corp. Class A	15,238,825	*

Total Common Stocks (Cost $1,305,065,881)		1,389,621,811

Principal Amount($)

Corporate Debt Securities (13.9%)

Airlines (0.9%)
11,685,000	UAL Corp., Guaranteed Notes, 6.38%, due 6/1/2018	12,283,856
5,605,000	UAL Corp., Guaranteed Notes, 6.00%, due 12/1/20	5,633,025	ØØ
		17,916,881

Auto Manufacturers (0.4%)
6,620,000	Chrysler Group LLC/CG Co-Issuer, Inc., Secured Notes, 8.25%, due 6/15/21	7,422,675	ØØ

Auto Parts & Equipment (0.2%)
1,200,000	American Axle & Manufacturing, Inc., Guaranteed Notes, 6.63%, due 10/15/22	1,272,000	ØØ
1,600,000	The Goodyear Tire & Rubber Co., Guaranteed Notes, 6.50%, due 3/1/21	1,706,000
2,090,000	The Goodyear Tire & Rubber Co., Guaranteed Notes, 7.00%, due 5/15/22	2,272,875
		5,250,875

Coal (1.5%)
7,540,000	Alpha Natural Resources, Inc., Guaranteed Notes, 6.00%, due 6/1/19	6,239,350
9,511,000	Alpha Natural Resources, Inc., Guaranteed Notes, 9.75%, due 4/15/18	10,010,328
18,801,000	Arch Coal, Inc., Guaranteed Notes, 7.00%, due 6/15/19	14,594,276
650,000	Arch Coal, Inc., Guaranteed Notes, 7.25%, due 10/1/20	498,875
		31,342,829

Computers (0.2%)
3,817,000	Dell, Inc., Senior Unsecured Notes, 5.88%, due 6/15/19	3,902,883

Diversified Financial Services (0.2%)
1,490,000	E*TRADE Financial Corp., Senior Unsecured Notes, 6.38%, due 11/15/19	1,601,750
705,000	E*TRADE Financial Corp., Senior Unsecured Notes, 6.75%, due 6/1/16	766,688
3,050,000	SLM Corp., Senior Unsecured Notes, 5.50%, due 1/25/23	2,868,424
		5,236,862

Electric (0.9%)
19,725,000	DPL, Inc., Senior Unsecured Notes, 7.25%, due 10/15/21	19,626,375

Healthcare - Services (0.8%)
14,746,000	CHS/Community Health Systems, Inc., Guaranteed Notes, 7.13%, due 7/15/20	15,704,490
2,070,000	HCA, Inc., Guaranteed Notes, 5.88%, due 5/1/23	2,108,812
		17,813,302

Home Builders (0.7%)
12,640,000	KB Home, Guaranteed Notes, 7.00%, due 12/15/21	13,398,400
1,262,000	KB Home, Guaranteed Notes, 7.50%, due 9/15/22	1,344,030
		14,742,430

Iron - Steel (1.1%)
15,007,000	AK Steel Corp., Guaranteed Notes, 7.63%,due 5/15/20	14,819,412	ØØ
5,940,000	United States Steel Corp., Senior Unsecured Notes, 7.38%, due 4/1/20	6,415,200
2,086,000	United States Steel Corp., Senior Unsecured Notes, 7.50%, due 3/15/22	2,226,805
		23,461,417

Media (1.4%)
15,469,000	Cablevision Systems Corp., Senior Unsecured Notes, 5.88%, due 9/15/22	15,140,284
10,220,000	CCO Holdings LLC, Guaranteed Notes, 5.25%, due 9/30/22	9,823,975
3,245,000	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 7.63%, due 3/15/20	3,423,475
		28,387,734

Oil & Gas (2.2%)
16,665,000	EXCO Resources, Inc., Guaranteed Notes, 7.50%, due 9/15/18	16,456,687
17,934,000	Forest Oil Corp., Guaranteed Notes, 7.25%, due 6/15/19	17,216,640
2,455,000	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 2/15/23	2,501,031
2,455,000	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 2/15/23	2,501,031
9,835,000	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 3/15/21	10,203,813
		46,378,171

Retail (1.6%)
15,292,000	Best Buy Co., Inc., Senior Unsecured Notes, 5.50%, due 3/15/21	15,062,620
11,359,000	Bon-Ton Department Stores, Inc., Secured Notes, 8.00%, due 6/15/21	11,004,031
8,386,000	JC Penney Corp., Inc., Guaranteed Notes, 5.65%, due 6/1/20	5,975,025
735,000	JC Penney Corp., Inc., Guaranteed Notes, 5.75%, due 2/15/18	531,038
		32,572,714

Semiconductors (0.2%)
4,405,000	Advanced Micro Devices, Inc., Senior Unsecured Notes, 8.13%, due 12/15/17	4,608,731

Telecommunications (1.4%)
500,000	CenturyLink, Inc., Senior Unsecured Notes, Ser. T, 5.80%, due 3/15/22	492,500
3,392,000	CenturyLink, Inc., Senior Unsecured Notes, Ser. W, 6.75%, due 12/1/23	3,434,400
4,385,000	Frontier Communications Corp., Senior Unsecured Notes, 7.63%, due 4/15/24	4,352,112
4,910,000	MetroPCS Wireless, Inc., Guaranteed Notes, 6.63%, due 11/15/20	5,192,325
13,240,000	Sprint Nextel Corp., Senior Unsecured Notes, 6.00%, due 11/15/22	13,008,300
2,475,000	T-Mobile USA, Inc., Guaranteed Notes, 6.13%, due 1/15/22	2,530,688
		29,010,325

Transportation (0.2%)
3,000,000	Swift Services Holdings, Inc., Secured Notes, 10.00%, due 11/15/18	3,307,500

Total Corporate Debt Securities (Cost $289,636,104)		290,981,704

CONTRACTS
Purchased Options (0.0%)
1,500	SPDR S&P 500 ETF Trust, Put, February 2014 @ 168 (Cost $224,250)	99,000

NUMBER OF SHARES	VALUE($)	†

Short-Term Investments (19.1%)
399,786,660	State Street Institutional Government Money Market Fund Institutional Class (Cost $399,786,660)	399,786,660	ØØ

Total Long Positions (99.2%) (Cost $1,994,712,895)		2,080,489,175	##
	Cash, receivables and other assets, less liabilities (14.0%)	293,694,435	±
	Short Positions (see summary below) ((13.2)%)	(276,285,604)

Total Net Assets (100.0%)		$2,097,898,006

Short Positions ((13.2)%)

Common Stocks Sold Short (5.3%)‡

Air Freight & Logistics (0.2%)
(75,000)	C.H. Robinson Worldwide, Inc.	(4,390,500)

Capital Markets (0.3%)
(96,101)	Cohen & Steers, Inc.	(3,466,363)
(45,900)	Franklin Resources, Inc.	(2,387,259)
		(5,853,622)

Commercial Banks (0.2%)
(419,900)	First Horizon National Corp.	(4,938,024)

Communications Equipment (0.4%)
(137,800)	Motorola Solutions, Inc.	(8,791,640)

Containers & Packaging (0.2%)
(97,502)	Bemis Co., Inc.	(3,754,802)

Electric Utilities (0.4%)
(220,000)	Southern Co.	(9,072,800)

Health Care Equipment & Supplies (0.4%)
(210,100)	ResMed, Inc.	(9,162,461)

Hotels, Restaurants & Leisure (0.2%)
(40,000)	Bloomin' Brands, Inc.	(918,800)	*
(56,727)	Chuy's Holdings, Inc.	(2,048,979)	*
		(2,967,779)

Household Durables (0.1%)
(76,000)	iRobot Corp.	(2,685,840)	*

IT Services (0.4%)
(247,700)	CGI Group, Inc. Class A	(7,589,528)	*

Multi-Utilities (0.5%)
(230,000)	PG&E Corp.	(9,694,500)

Multiline Retail (0.3%)
(8,000)	Family Dollar Stores, Inc.	(494,560)
(123,200)	Kohl's Corp.	(6,237,616)
		(6,732,176)

Oil, Gas & Consumable Fuels (0.5%)
(91,500)	HollyFrontier Corp.	(4,236,450)
(72,000)	Marathon Petroleum Corp.	(6,267,600)
		(10,504,050)

Professional Services (0.2%)
(30,000)	Dun & Bradstreet Corp.	(3,300,000)

Semiconductors & Semiconductor Equipment (0.3%)
(122,600)	Freescale Semiconductor Ltd.	(2,222,738)	*
(105,000)	Xilinx, Inc.	(4,874,100)
		(7,096,838)

Specialty Retail (0.6%)
(300,000)	Sonic Automotive, Inc. Class A	(6,729,000)
(388,800)	Staples, Inc.	(5,116,608)
		(11,845,608)

Textiles, Apparel & Luxury Goods (0.1%)
(40,000)	Coach, Inc.	(1,915,600)

Total Common Stocks Sold Short (Proceeds $(109,653,142))		(110,295,768)

Exchange Traded Funds Sold Short (7.9%)
(352,300)	Consumer Discretionary Select Sector SPDR Fund	(22,131,486)
(270,000)	Industrial Select Sector SPDR Fund	(13,508,100)
(137,000)	iShares Core S&P Small-Cap ETF	(14,397,330)
(101,000)	iShares MSCI Australia ETF	(2,327,040)
(321,900)	iShares MSCI Brazil Capped ETF	(12,631,356)
(400,000)	iShares MSCI Emerging Markets ETF	(15,276,000)
(248,500)	iShares Russell 2000 ETF	(27,871,760)
(220,000)	iShares Russell Mid-Cap ETF	(32,362,000)
(66,700)	iShares U.S. Real Estate ETF	(4,352,175)
(95,700)	Market Vectors Semiconductor ETF	(3,939,969)
(95,000)	SPDR S&P Retail ETF	(7,585,750)
(245,700)	Utilities Select Sector SPDR Fund	(9,606,870)

Total Exchange Traded Funds Sold Short (Proceeds $(160,297,542))		(165,989,836)

Total Short Positions (Proceeds $(269,950,684))		(276,285,604)

See Notes to Schedule of Investments

January 31, 2014 (Unaudited)

Notes to Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by each of Neuberger Berman Dynamic Real Return Fund (“Dynamic Real Return”), Neuberger Berman Flexible Select Fund (“Flexible Select”), Neuberger Berman Global Allocation Fund (“Global Allocation”) and Neuberger Berman Long Short Fund (“Long Short”) (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
●	Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments (long and short positions) in equity securities, exchange traded funds, purchased option contracts, written option contracts and closed-end funds, for which market quotations are readily available, is generally determined by Management by obtaining valuations from an independent pricing service based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued by a Fund at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by an independent pricing service to value certain types of debt securities of the Funds:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

U.S. Treasury Securities. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

Sovereign Debt. Inputs used to value sovereign debt generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.

The value of financial futures contracts is determined by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

The value of forward foreign currency contracts (“forward contracts”) is determined by obtaining valuations from an independent pricing service based on actual traded currency rates on an independent pricing service’s network, along with other traded and quoted currency rates provided to the pricing service by leading market participants (Level 2 inputs).

The value of total return swaps is determined by obtaining valuations from an independent pricing service using the underlying index and stated LIBOR (“London Interbank Offered Rate”) rate (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in investment companies, with the exception of closed-end funds, are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, the applicable Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Alternative Funds’ Board of Trustees (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts ("ADRs") and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of Interactive to evaluate the prices of foreign income securities as of the close of the New York Stock Exchange (the “NYSE”). Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the close of the NYSE (Level 2 inputs) to assist in determining prices for certain foreign income securities. In the case of both foreign equity and foreign income securities, in the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of January 31, 2014:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Dynamic Real Return
Investments:
Common Stocks^	$6,540,945	$-	$-	$6,540,945
Government Securities^	-	2,204,520	-	2,204,520
U.S. Treasury Securities–Backed by the Full Faith and Credit of the U.S. Government	-	1,607,626	-	1,607,626
Mutual Funds	-	4,874,832	-	4,874,832
Exchange Traded Funds	228,310	-	-	228,310
Short-Term Investments	-	38,117	-	38,117
Total Investments	6,769,255	8,725,095	-	15,494,350
Flexible Select
Investments:

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Common Stocks^	75,804,668	-		-	75,804,668
Preferred Stocks^	133,511	-		-	133,511
Exchange Traded Funds	59,343	-		-	59,343
Mutual Funds	-	6,022,089		-	6,022,089
Short-Term Investments	-	6,110,068		-	6,110,068
Total Investments	75,997,522	12,132,157		-	88,129,679
Global Allocation
Investments:
Common Stocks^	8,867,467	-		-	8,867,467
Short-Term Investments	-	20,995,497		-	20,995,497
Total Long Positions	8,867,467	20,995,497		-	29,862,964
Long Short
Investments:
Common Stocks^	1,389,621,811	-		-	1,389,621,811
Corporate Debt Securities^	-	290,981,704		-	290,981,704
Purchased Options	99,000	-		-	99,000
Short-Term Investments	-	399,786,660		-	399,786,660
Total Long Positions	$1,389,720,811	$690,768,364	$		$2,080,489,175

^	The Schedule of Investments provides information on the industry and/or country categorization for the portfolio.

The following is a summary, categorized by Level, of inputs used to value the Funds’ derivatives as of January 31, 2014:

Asset Valuation Inputs
	Level 1	Level 2	Level 3	Total
Dynamic Real Return
Futures contracts (unrealized appreciation)	$17,013	$-	$-	$17,013
Total	$17,013	$-	$-	$17,013
Global Allocation
Forward contracts (unrealized appreciation)	$-	$15,243	$-	$15,243
Futures contracts (unrealized appreciation)	178,858	-	-	178,858
Total return swaps	-	208,258	-	208,258
Total	$178,858	$223,501	$-	$402,359

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of January 31, 2014:

Liability Valuation Inputs
	Level 1	Level 2	Level 3	Total
Global Allocation
Common Stocks Sold Short^	$(9,072,693)	$-	$-	$(9,072,693)
Total Short Positions	$(9,072,693)	$-	$-	$(9,072,693)
Long Short
Common Stocks Sold Short^	$(110,295,768)	$-	$-	$(110,295,768)
Exchange Traded Funds Sold Short	(165,989,836)	-	-	(165,989,836)
Total Short Positions	$(276,285,604)	$-	$-	$(276,285,604)

^	The Schedule of Investments provides information on the industry and/or country categorization for the portfolio.

	Level 1	Level 2	Level 3	Total
Dynamic Real Return
Futures contracts (unrealized depreciation)	$(42,415)	$-	$-	$(42,415)
Total	$(42,415)	$-	$-	$(42,415)
Global Allocation
Forward contracts (unrealized depreciation)	$-	$(11,501)	$-	$(11,501)
Futures contracts (unrealized depreciation)	(294,441)	-	-	(294,441)
Total return swaps	-	(566,163)	-	(566,163)
Total	$(294,441)	$(577,664)	$-	$(872,105)
Long Short
Futures contracts (unrealized depreciation)	$(507,904)	$-	$-	$(507,904)
Total	$(507,904)	$-	$-	$(507,904)

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

The Funds had no transfers between Levels 1 and 2 during the period ended January 31, 2014.

##	At January 31, 2014, selected fund information on a U.S. federal income tax basis was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Dynamic Real Return	$15,208,372	$819,651	$533,673	$285,978
Flexible Select	84,058,958	5,352,171	1,281,450	4,070,721
Global Allocation	29,876,234	477,224	490,494	(13,270)
Long Short	1,997,397,439	122,084,947	38,993,211	83,091,736

* Security did not produce income during the last twelve months.

ñ
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At January 31, 2014, these securities amounted to $13,344 or 0.1% of net assets for Dynamic Real Return.

È	All or a portion of this security is on loan.

ØØ
All or a portion of this security is segregated in connection with obligations for common stocks sold short and/or forward contracts and/or total return swap contracts and/or financial futures contracts.

§	Affiliated issuer.

Investments in Affiliates(1):
	Balance of Shares Held October 31, 2013	Gross Purchases And Additions	Gross Sales And Reductions	Balance of Shares Held January 31, 2014	Value January 31, 2014	Distributions From Investments in Affiliated Issuers(2)	Net Realized Gain (Loss) From Investments in Affiliated Issuers
Dynamic Real Return
Neuberger Berman Emerging Markets Equity Fund Institutional Class	84,322	445	-	84,767	$1,310,748	$7,294	$-
Neuberger Berman Floating Rate Income Fund Institutional Class	88,308	848	-	89,156	918,388	8,731	-
Neuberger Berman High Income Bond Fund Institutional Class	159,659	5,327	31,185	133,801	1,256,262	50,154	1,581
Neuberger Berman Risk Balanced Commodity Strategy Fund Institutional Class	161,988	-	5,518	156,470	1,389,434	-*	(2,461)
Total					$4,874,832	$66,179	$(880)
Flexible Select
Neuberger Berman Core Bond Fund Institutional Class	576,112	19,154	15,034	580,232	$6,022,089	$35,961	$(3,747)

(1)
Affiliated issuers, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Neuberger Berman Alternative Funds and Management have obtained an exemptive order from the SEC that permits the Funds to invest in both affiliated and unaffiliated investment companies, including exchange-traded funds, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order.

(2)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying fund.

* Security did not produce income during the last twelve months.

‡
At January 31, 2014, Global Allocation had deposited $9,503,514 in a segregated account to cover collateral requirements for borrowing in connection with securities sold short. This collateral is made up of the proceeds from the securities sold short and collateral received from security lending activities.  At January 31, 2014, Long Short had deposited $295,133,624 in a segregated account to cover collateral requirements for borrowing in connection with securities sold short.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

±	At January 31, 2014, open positions in financial futures contracts were as follows:

Fund	Expiration	Open Contracts	Position	Unrealized Appreciation (Depreciation)
Dynamic Real Return	March 2014	2 Australian Dollar/US Dollar Currency	Short	$7,098
Dynamic Real Return	March 2014	1 Canadian Currency	Short	3,970
Dynamic Real Return	March 2014	1 Euro Currency	Short	1,349
Dynamic Real Return	March 2014	1 German Euro Bond	Short	(3,440)
Dynamic Real Return	March 2014	1 Japanese Currency	Short	(2,140)
Dynamic Real Return	March 2014	1 Mini Japanese Government Bond, 10 year	Short	(452)
Dynamic Real Return	March 2014	2 New Zealand Dollar	Short	2,808
Dynamic Real Return	March 2014	6 Ultra Long US Treasury Bond	Short	(34,695)
Dynamic Real Return	March 2014	1 US Treasury Note, 2 Year	Short	17
Dynamic Real Return	March 2014	4 GBP Currency	Long	971
Dynamic Real Return	March 2014	3 Long US Treasury Bond	Long	(474)
Dynamic Real Return	December 2016	1Eurodollar, 90 Day	Long	800
Dynamic Real Return	December 2016	2 Sterling Interest Rate, 3 Month	Long	(1,214)
Total				$(25,402)
Global Allocation	March 2014	28 Mini Japanese Government Bond, 10 Year	Short	(31,469)
Global Allocation	March 2014	10 Australian Dollar/US Dollar Currency	Short	15,414
Global Allocation	March 2014	9 Australian Treasury Bond, 10 Year	Short	(23,493)
Global Allocation	March 2014	4 GBP Currency	Short	(2,311)
Global Allocation	March 2014	25 Government of Canada Bond, 10 Year	Short	(85,941)
Global Allocation	March 2014	1 CHF Currency	Short	2,854
Global Allocation	March 2014	8 Euro STOXX 50 Index	Short	4,190
Global Allocation	March 2014	8 Euro-Bond	Short	(50,958)
Global Allocation	March 2014	16 FTSE 100 Index	Short	44,565
Global Allocation	March 2014	4 Japanese Yen	Short	(4,311)
Global Allocation	March 2014	8 S&P TSX 60 Index	Short	(27,428)
Global Allocation	February 2014	5 Hang Seng Index Future	Long	1,550
Global Allocation	March 2014	8 Canadian Currency	Long	(31,727)
Global Allocation	March 2014	3 Euro Currency	Long	(9,702)
Global Allocation	March 2014	15 UK Long Gilt Bond	Long	56,835
Global Allocation	March 2014	3 MSCI Emerging Market Muni	Long	(8,201)
Global Allocation	March 2014	8 S&P 500 E-Mini Index	Long	3,105
Global Allocation	March 2014	2 SPI 200 Index	Long	4,414
Global Allocation	March 2014	9 Topix Index	Long	(18,900)
Global Allocation	March 2014	26 US Treasury Note, 10 Year	Long	45,931
Total				$(115,583)
Long Short	March 2014	1,225 S&P 500 E-Mini Index	Short	$(156,517)
Long Short	March 2014	405 US Treasury Note, 10 Year	Short	(351,387)
Total				$(507,904)

At January 31, 2014, the notional value of financial futures contracts was:

	Long positions	Short positions
Dynamic Real Return	$1,457,396	$(2,134,862)
Global Allocation	$10,068,900	$ (14,451,218)
Long Short	$-	$(159,745,500)

At January 31, 2014, the Funds had deposited the following in segregated accounts to cover margin requirements on open financial futures contracts:

Dynamic Real Return	$69,668
Global Allocation	$656,917
Long Short	$7,516,966

At January 31, 2014, the outstanding total return swap contracts for Global Allocation were as follows:

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

			Rate Type
Swap Counterparty	Notional Amount	Termination Date	Variable-rate Payments Made/(Received) by the Fund	Reference Entity	Accrued Net Interest Receivable (Payable)	Unrealized Appreciation (Depreciation)	Total Fair Value
J.P. Morgan	$13,668,117	January 7, 2015	.755%(1)	J.P. Morgan Global Government Bond Total Return Index Unhedged	$(1,657)	$215,421	$213,764

J.P. Morgan	16,705,476	January 14, 2015	.210%(2)	MSCI Daily Total Return Net World Index	(7,163)	(564,506)	(571,669)
Total					$(8,820)	$(349,085)	$(357,905)

(1)	1 month LIBOR plus .59% at January 3, 2014.

(2)	1 month LIBOR plus .05% at January 10, 2014.

At January 31, 2014, open forward contracts for Global Allocation were as follows:

Contracts to Receive		In Exchange For	Counterparty	Settlement Date	Value	Net Unrealized Appreciation (Depreciation)
35,724	Brazilian Real	$14,879	Goldman Sachs International	02/13/14	$14,768	$(111)
2,042,710,305	Indonesian Rupiah	167,917	J.P. Morgan Chase Bank, N.A.	02/13/14	167,041	(876)
73,522,832	South Korean Won	69,535	Goldman Sachs International	02/13/14	68,650	(885)
376,591	Polish Zloty	122,674	Morgan Stanley	02/13/14	119,405	(3,269)
6,022,811	New Taiwan Dollar	201,015	J.P. Morgan Chase Bank, N.A.	02/13/14	198,837	(2,178)
1,159,641	South African Rand	108,402	Barclays Bank PLC	02/13/14	104,219	(4,183)

	Total					(11,502)

Contracts to Deliver		In Exchange For	Counterparty	Settlement Date	Value	Net Unrealized Appreciation (Depreciation)
36,640,057	Chilean Peso	$68,928	Goldman Sachs International	02/13/14	$65,891	$3,037
4,062,003	Czech Koruna	200,711	Barclays Bank PLC	02/13/14	198,975	1,736
36,419,275	Hungarian Forint	165,488	Morgan Stanley	02/13/14	157,246	8,242
183,324	Mexican Peso	13,968	Goldman Sachs International	02/13/14	13,699	269
297,952	Singapore Dollar	235,327	Barclays Bank PLC	02/13/14	233,368	1,959

	Total					$15,243

a	Principal amount is stated in the currency in which security is denominated.
AUD = Australian Dollar CAD = Canadian Dollar EUR = Euro GBP = Pound Sterling NZD = New Zealand Dollar SEK = Swedish Krona

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

JANUARY 31, 2014

Consolidated Schedule of Investments Risk Balanced Commodity Strategy Fund
(Unaudited)

PRINCIPAL AMOUNT($)		VALUE($)	†

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (18.9%)
5,000,000	U.S. Treasury Notes, 1.25%, due 3/15/14	5,006,055
1,500,000	U.S. Treasury Notes, 1.75%, due 3/31/14	1,503,691
250,000	U.S. Treasury Notes, 1.00%, due 5/15/14	250,645
3,250,000	U.S. Treasury Notes, 0.75%, due 6/15/14	3,257,745
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $10,019,388)	10,018,136

U.S. Government Agency Securities (0.9%)
250,000	Federal Farm Credit Banks, Bonds, 0.19%, due 3/13/15	250,134	µ
250,000	Federal National Mortgage Association, Notes, 0.14%, due 6/20/14	250,049	µ
	Total U.S. Government Agency Securities (Cost $500,098)	500,183

Asset-Backed Securities (15.5%)
850,000	Ally Auto Receivables Trust, Ser. 2011-5, Class A4, 1.32%, due 7/15/16	855,536
809,383	Ally Auto Receivables Trust, Ser. 2012-3, Class A3, 0.85%, due 8/15/16	811,599
1,075,000	CarMax Auto Owner Trust, Ser. 2012-3, Class A3, 0.52%, due 7/17/17	1,074,882
875,000	Chase Issuance Trust, Ser. 2013-A5, Class A, 0.47%, due 5/15/17	874,601
1,000,000	Citibank Credit Card Issuance Trust, Ser. 2005-A9, Class A9, 5.10%, due 11/20/17	1,079,899
670,000	Ford Credit Auto Owner Trust, Ser. 2014-A, Class A2, 0.48%, due 11/15/16	670,324
275,000	Honda Auto Receivables Owner Trust, Ser. 2013-3, Class A2, 0.54%, due 1/15/16	275,300
640,000	Honda Auto Receivables Owner Trust, Ser. 2011-3, Class A4, 1.17%, due 12/21/17	643,997
665,000	Hyundai Auto Receivables Trust, Ser. 2013-C, Class A2, 0.57%, due 6/15/16	665,851
439,000	Nelnet Student Loan Trust, Ser. 2006-1, Class A4, 0.33%, due 11/23/22	437,879	µ
800,000	World Omni Auto Receivables Trust, Ser. 2013-B, Class A2, 0.48%, due 11/15/16	800,265
	Total Asset-Backed Securities (Cost $8,195,427)	8,190,133

Corporate Debt Securities (47.6%)

Aerospace & Defense (0.9%)
255,000	Rockwell Collins, Inc., Senior Unsecured Notes, 0.59%, due 12/15/16	255,001	µ
205,000	United Technologies Corp., Senior Unsecured Notes, 0.74%, due 6/1/15	206,278	µ
		461,279

Auto Manufacturers (0.8%)
445,000	Toyota Motor Credit Corp., Senior Unsecured Notes, 0.53%, due 5/17/16	446,420	µ

Banks (18.8%)
510,000	Bank of America N.A., Senior Unsecured Notes, 0.71%, due 11/14/16	511,684	µ
490,000	Bank of Montreal, Senior Unsecured Medium-Term Notes, 0.76%, due 7/15/16	492,409	µ
700,000	Bank of Nova Scotia, Senior Unsecured Notes, 1.28%, due 1/12/15	706,793	µ
475,000	BNP Paribas SA, Bank Guaranteed Medium-Term Notes, 3.00%, due 12/20/14	485,497	µ
480,000	Credit Suisse New York, Senior Unsecured Notes, 0.65%, due 12/7/15	480,000	µ
350,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 1.24%, due 2/7/14	350,015	µ
865,000	JPMorgan Chase & Co., Senior Unsecured Medium-Term Notes, 0.69%, due 4/23/15	867,283	µ
500,000	Mellon Funding Corp., Guaranteed Notes, 0.39%, due 5/15/14	500,141	µ
395,000	National Australia Bank Ltd., Senior Unsecured Notes, 0.79%, due 7/25/16	396,958	µ
750,000	Rabobank Nederland, Bank Guaranteed Medium-Term Notes, 0.59%, due 4/14/14	750,599	µ
730,000	Royal Bank of Canada, Senior Unsecured Global Medium-Term Notes, 0.46%, due 12/16/15	730,409	µ
250,000	Svenska Handelsbanken AB, Senior Unsecured Notes, 4.88%, due 6/10/14	253,978	ñ
450,000	Svenska Handelsbanken AB, Senior Unsecured Notes, 0.72%, due 9/23/16	451,062	µ

655,000	Toronto-Dominion Bank, Senior Unsecured Medium-Term Notes, 0.44%, due 11/6/15	655,228	µ
920,000	U.S. Bank N.A., Senior Unsecured Bank Notes, 0.47%, due 1/30/17	921,343	µ
575,000	Wells Fargo & Co., Senior Unsecured Notes, 1.17%, due 6/26/15	581,496	µ
850,000	Westpac Banking Corp., Senior Unsecured Notes, 1.01%, due 9/25/15	857,921	µ
		9,992,816

Beverages (1.6%)
460,000	Anheuser-Busch InBev Finance, Inc., Guaranteed Notes, 0.43%, due 1/27/17	460,275	µ
35,000	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 0.60%, due 7/14/14	35,050	µ
330,000	Coca-Cola Co., Senior Unsecured Notes, 0.22%, due 3/5/15	329,834	µ
		825,159

Computers (2.7%)
455,000	Apple, Inc., Senior Unsecured Notes, 0.29%, due 5/3/16	454,898	µ
985,000	International Business Machines Corp., Senior Unsecured Notes, 0.27%, due 7/29/15	984,854	µ
		1,439,752

Cosmetics - Personal Care (0.3%)
154,000	Procter & Gamble Co., Senior Unsecured Notes, 0.16%, due 2/6/14	154,001	µ

Diversified Financial Services (5.5%)
84,000	American Express Credit Corp., Senior Unsecured Notes, 1.10%, due 6/24/14	84,245	µ
425,000	American Express Credit Corp., Senior Unsecured Medium-Term Notes, 1.34%, due 6/12/15	430,488	µ
515,000	American Honda Finance Corp., Senior Unsecured Notes, 0.74%, due 10/7/16	518,556	µ
1,060,000	General Electric Capital Corp., Senior Unsecured Global Medium-Term Notes, 0.89%, due 7/12/16	1,069,811	µ
510,000	John Deere Capital Corp., Senior Unsecured Medium-Term Notes, 0.36%, due 6/15/15	510,511	µ
100,000	John Deere Capital Corp., Senior Unsecured Notes, 0.39%, due 4/25/14	100,076	µ
210,000	John Deere Capital Corp., Senior Unsecured Notes, 0.53%, due 10/11/16	210,397	µ
		2,924,084

Electric (0.9%)
460,000	Electricite de France, Senior Unsecured Notes, 0.69%, due 1/20/17	460,276	ñµ

Insurance (2.3%)
210,000	Berkshire Hathaway Finance Corp., Guaranteed Notes, 0.39%, due 1/10/17	209,879	µ
400,000	Berkshire Hathaway, Inc., Senior Unsecured Notes, 0.94%, due 8/15/14	401,522	µ
115,000	Metropolitan Life Global Funding I, Senior Secured Notes, 5.13%, due 6/10/14	116,902	ñ
270,000	Metropolitan Life Global Funding I, Secured Notes, 0.77%, due 7/15/16	271,459	ñµ
200,000	Principal Life Income Funding Trust, Senior Secured Medium-Term Notes, 5.10%, due 4/15/14	201,884
		1,201,646

Machinery - Construction & Mining (1.2%)
170,000	Caterpillar Financial Services Corp., Senior Unsecured Medium-Term Notes, 0.36%, due 11/25/15	170,091	µ
50,000	Caterpillar Financial Services Corp., Senior Unsecured Medium-Term Notes, 0.39%, due 8/27/14	50,037	µ
400,000	Caterpillar Financial Services Corp., Senior Unsecured Medium-Term Notes, 0.48%, due 2/26/16	400,916	µ
		621,044

Media (0.1%)
65,000	Walt Disney Co., Senior Unsecured Medium-Term Notes, 0.23%, due 2/11/15	64,988	µ

Mining (0.8%)
440,000	BHP Billiton Finance USA Ltd., Guaranteed Notes, 0.50%, due 9/30/16	440,705	µ

Oil & Gas (1.1%)
50,000	BP Capital Markets PLC, Guaranteed Notes, 0.84%, due 3/11/14	50,029	µ
535,000	BP Capital Markets PLC, Guaranteed Notes, 0.66%, due 11/7/16	538,075	µ
		588,104

Pharmaceuticals (5.1%)
645,000	GlaxoSmithKline Capital, Inc., Guaranteed Notes, 4.38%, due 4/15/14	650,063
150,000	Johnson & Johnson, Senior Unsecured Notes, 1.20%, due 5/15/14	150,353
105,000	Johnson & Johnson, Senior Unsecured Notes, 0.33%, due 5/15/14	105,013	µ
290,000	Merck & Co., Inc., Senior Unsecured Notes, 0.43%, due 5/18/16	290,586	µ
190,000	Novartis Capital Corp., Guaranteed Notes, 4.13%, due 2/10/14	190,095
255,000	Pfizer, Inc., Senior Unsecured Notes, 4.50%, due 2/15/14	255,293
1,065,000	Sanofi, Senior Unsecured Notes, 0.56%, due 3/28/14	1,065,467	µ
		2,706,870

Pipelines (0.8%)
415,000	TransCanada PipeLines Ltd., Senior Unsecured Notes, 0.93%, due 6/30/16	418,287	µ

Retail (1.9%)
450,000	Target Corp., Senior Unsecured Notes, 0.41%, due 7/18/14	450,290	µ
130,000	Wal-Mart Stores, Inc., Senior Unsecured Notes, 3.00%, due 2/3/14	130,000
425,000	Wal-Mart Stores, Inc., Senior Unsecured Notes, 1.63%, due 4/15/14	426,226
		1,006,516

Telecommunications (2.4%)
550,000	Cisco Systems, Inc., Senior Unsecured Notes, 0.49%, due 3/14/14	550,201	µ
245,000	Cisco Systems, Inc., Senior Unsecured Notes, 1.63%, due 3/14/14	245,377
455,000	Verizon Communications, Inc., Senior Unsecured Notes, 0.86%, due 3/28/14	455,389	µ
		1,250,967

Transportation (0.4%)
195,000	Canadian National Railway Co., Senior Unsecured Notes, 0.44%, due 11/6/15	195,136	µ
	Total Corporate Debt Securities (Cost $25,171,578)	25,198,050

Short-Term Investments (18.0%)

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government(a) (3.8%)
2,000,000	U.S. Treasury Bill, Disc. Notes, 0.06%, due 7/17/14	1,999,476

NUMBER OF SHARES

Money Market Fund (14.2%)
7,259,728	State Street Institutional Government Money Market Fund Institutional Class	7,259,728	ØØ††
300,000	State Street Institutional Treasury Money Market Fund Institutional Class	300,000
		7,559,728
	Total Short-Term Investments (Cost $9,559,157)	9,559,204

	Total Investments (100.9%) (Cost $53,445,648)	53,465,706	##

	Liabilities, less cash, receivables and other assets [(0.9%)]	(497,422)	±

	Total Net Assets (100.0%)	$52,968,284

See Notes to Schedule of Investments

 January 31, 2014 (Unaudited)

Notes to Consolidated Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by Neuberger Berman Risk Balanced Commodity Strategy Fund (the “Fund”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
●	Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by an independent pricing service to value certain types of debt securities of the Fund:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

Asset-Backed Securities. Inputs used to value asset-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

U.S. Treasury Securities. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

The value of commodity futures contracts is determined by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in money market funds are valued using the fund’s daily calculated net asset value per share (Level 2 inputs).

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, the Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Alternative Funds’ Board of Trustees (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Fund’s investments as of January 31, 2014:

Asset Valuation Inputs	Level 1	Level 2	Level 3§	Total
Investments:
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	$-	$10,018,136	$-	$10,018,136
U.S. Government Agency Securities	-	500,183	-	500,183
Asset-Backed Securities	-	8,190,133	-	8,190,133
Corporate Debt Securities
Banks	-	9,071,473	921,343	9,992,816
Other Corporate Debt Securities^	-	15,205,234	-	15,205,234
	-	24,276,707	921,343	25,198,050
Short-Term Investments^	-	9,559,204	-	9,559,204
Total Investments	$-	$52,544,363	$921,343	$53,465,706

^	The Consolidated Schedule of Investments provides information on the industry categorization for the portfolio.

§	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/13	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance, as of 1/31/14	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/14
Investments in Securities
Corporate Debt Securities
Banks	$-	$-	$-	$1,343	$920,000	$-	$-	$-	$921,343	$1,343
Total	$-	$-	$-	$1,343	$920,000	$-	$-	$-	$921,343	$1,343

Securities categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose inputs used in formulating such quotation.

The Fund had no transfers between Levels 1, 2 and 3 during the period ended January 31, 2014.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

The following is a summary, categorized by Level, of inputs used to value the Fund’s derivatives as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized appreciation)	$803,690	$-	$-	$803,690

Liability Valuation Inputs
	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(1,674,893)	$-	$-	$(1,674,893)

The Fund invests in commodity-related instruments through Neuberger Berman Cayman Commodity Fund I Ltd., (the “Subsidiary”) a wholly-owned subsidiary of the Fund, which is organized under the laws of the Cayman Islands. Subscription agreements were entered into between the Fund and the Subsidiary with the intent that the Fund will remain the sole shareholder of the Subsidiary. The Subsidiary is governed by its own Board of Directors.

As of January 31, 2014, the value of the Fund’s investment in the Subsidiary was as follows:

Investment in Subsidiary	Percentage of Net Assets
$6,680,230	12.6%

##
At January 31, 2014, the cost of investments for U.S. federal income tax purposes was $53,445,648. Gross unrealized appreciation of investments was $32,104 and gross unrealized depreciation of investments was $12,046, resulting in net unrealized appreciation of $20,058 based on cost for U.S. federal income tax purposes.

ØØ	All or a portion of this security is segregated in connection with obligations for commodity futures contracts.

ñ
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At January 31, 2014, these securities amounted to $1,102,615 or 2.1% of net assets.

††	A portion of this security is held by the Subsidiary.

(a)	Interest rate represents discount rate at time of purchase, not a coupon rate.

µ
Floating rate securities are securities whose yields vary with a designated index or market rate. These securities are shown at their current rates as of January 31, 2014, and their final maturity dates.

±	At January 31, 2014, open positions in commodity futures contracts(1) were:

Expiration	Open Contracts	Position	Unrealized Appreciation (Depreciation)
February 2014	38 Lead	Long	$(87,148)
February 2014	17 Nickel	Long	(70,203)
February 2014	43 Premium High Grade Aluminum	Long	(226,537)
February 2014	43 Zinc	Long	(481)
March 2014	42 Lead	Long	24,758
March 2014	20 Nickel	Long	58,456
March 2014	55 Premium High Grade Aluminum	Long	(140,213)
March 2014	53 Zinc	Long	86,621
April 2014	29 Cattle Feeder	Long	12,957
April 2014	20 Gasoline RBOB	Long	(34,410)
April 2014	41 Lead	Long	(61,429)

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

April 2014	25 Natural Gas	Long	19,433
April 2014	23 New York Harbor ULSD	Long	(29,945)
April 2014	21 Nickel	Long	58,376
April 2014	16 Platinum	Long	(19,597)
April 2014	44 Premium High Grade Aluminum	Long	(93,545)
April 2014	34 WTI Crude	Long	(37,832)
April 2014	48 Zinc	Long	(85,458)
May 2014	42 Brent Crude Oil	Long	(27,174)
May 2014	23 Cocoa	Long	51,682
May 2014	11 Coffee 'C'	Long	13,487
May 2014	33 Copper	Long	(117,312)
May 2014	25 Cotton No. 2	Long	22,931
May 2014	37 Gas Oil	Long	(1,075)
May 2014	41 Lead	Long	(13,354)
May 2014	19 Nickel	Long	15,930
May 2014	43 Premium High Grade Aluminum	Long	(11,625)
May 2014	17 Silver	Long	(74,685)
May2014	49 Sugar 11	Long	(28,682)
May 2014	48 Zinc	Long	(12,052)
June 2014	30 Gold 100 Oz.	Long	(10,170)
June 2014	44 Lean Hogs	Long	13,417
June 2014	44 Live Cattle	Long	2,950
July 2014	120 Corn	Long	7,081
July 2014	53 KC Wheat	Long	(107,037)
July 2014	41 Soybean	Long	4,822
July 2014	19 Soybean Meal	Long	2,068
July 2014	17 Soybean Oil	Long	(6,101)
July 2014	52 Wheat	Long	(135,072)
February 2014	38 Lead	Short	(27,848)
February 2014	17 Nickel	Short	(50,721)
February 2014	43 Premium High Grade Aluminum	Short	109,581
February 2014	43 Zinc	Short	(88,219)
March 2014	42 Lead	Short	62,957
March 2014	20 Nickel	Short	(56,312)
March 2014	55 Premium High Grade Aluminum	Short	115,131
March 2014	53 Zinc	Short	97,503
April 2014	41 Lead	Short	10,696
April 2014	21 Nickel	Short	(20,656)
April 2014	44 Premium High Grade Aluminum	Short	7,792
April 2014	48 Zinc	Short	5,061
			$(871,203)

(1)	Commodity futures are held by the Subsidiary.

The notional value of commodity futures contracts at January 31, 2014 was $77,839,669 for long positions and $(24,297,761) for short positions.

At January 31, 2014, the Fund had deposited $3,697,357 in a segregated account to cover margin requirements on open futures contracts.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Alternative Funds

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date:  March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date:  March 31, 2014

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date:  March 31, 2014